UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.3%
Consumer Discretionary - 15.4%
Hotels, Restaurants & Leisure - 2.1%
BJ’s Restaurants, Inc.*	191,380	$7,574,820
Carnival Corp.	742,980	24,726,374

		32,301,194

Household Durables - 1.0%
DR Horton, Inc.	210,500	3,711,115
Lennar Corp. - Class A	130,120	3,800,805
NVR, Inc.*	4,520	3,498,390
Toll Brothers, Inc.*	122,410	3,570,700

		14,581,010

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	80,290	18,731,657
HomeAway, Inc.*	341,040	7,830,278

		26,561,935

Media - 9.1%
AMC Networks, Inc. - Class A*	638,900	27,702,704
DIRECTV - Class A*	645,030	32,032,190
News Corp. - Class A	716,320	16,489,686
Time Warner, Inc.	974,680	38,129,482
The Walt Disney Co.	497,220	24,433,391

		138,787,453

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc.	316,990	15,570,549
Tiffany & Co.	136,070	7,474,325

		23,044,874

Total Consumer Discretionary		235,276,466

Consumer Staples - 4.3%
Beverages - 1.7%
The Coca-Cola Co.	320,290	25,879,432

Food Products - 2.6%
H.J. Heinz Co.	279,950	15,456,039
Kraft Foods, Inc. - Class A	610,360	24,237,396

		39,693,435

Total Consumer Staples		65,572,867

Energy - 13.7%
Energy Equipment & Services - 7.0%
Baker Hughes, Inc.	1,160,160	53,738,611
Cameron International Corp.*	505,670	25,420,031

1

Investment Portfolio - July 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. - ADR (Switzerland)*	2,323,440	$27,997,452

		107,156,094

Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	90,580	7,800,750
Chesapeake Energy Corp.	413,760	7,786,963
EOG Resources, Inc.	156,630	15,351,306
Hess Corp.	1,282,190	60,468,080
Range Resources Corp.	184,460	11,547,196

		102,954,295

Total Energy		210,110,389

Financials - 10.0%
Capital Markets - 1.5%
The Charles Schwab Corp.	1,863,070	23,530,574

Consumer Finance - 2.6%
American Express Co.	268,900	15,518,219
Discover Financial Services	667,050	23,987,118

		39,505,337

Diversified Financial Services - 4.4%
CME Group, Inc.	299,800	15,622,578
Moody’s Corp.	1,274,130	51,640,489

		67,263,067

Real Estate Investment Trusts (REITS) - 1.5%
Alexandria Real Estate Equities, Inc.	63,870	4,693,168
BioMed Realty Trust, Inc.	246,140	4,627,432
Corporate Office Properties Trust	202,630	4,510,544
Digital Realty Trust, Inc.	59,670	4,658,437
DuPont Fabros Technology, Inc.	164,530	4,425,857

		22,915,438

Total Financials		153,214,416

Health Care - 11.1%
Biotechnology - 1.0%
Myriad Genetics, Inc.*	601,560	14,948,766

Health Care Equipment & Supplies - 6.4%
Alere, Inc.*	2,455,110	46,327,926
Becton, Dickinson and Co.	496,110	37,560,488
Volcano Corp.*	520,620	13,770,399

		97,658,813

2

Investment Portfolio - July 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc.*	1,894,980	$17,433,816
Cerner Corp.*	385,490	28,495,421

		45,929,237

Life Sciences Tools & Services - 0.7%
Waters Corp.*	149,590	11,590,233

Total Health Care		170,127,049

Industrials - 10.8%
Air Freight & Logistics - 0.3%
FedEx Corp.	58,711	5,301,603

Airlines - 4.0%
Southwest Airlines Co.	3,259,260	29,952,599
Spirit Airlines, Inc.*	348,420	7,494,514
United Continental Holdings, Inc.*	495,480	9,359,617
US Airways Group, Inc.*	1,346,940	15,435,932

		62,242,662

Construction & Engineering - 1.0%
Quanta Services, Inc.*	654,014	15,035,782

Electrical Equipment - 0.5%
Acuity Brands, Inc.	125,510	7,272,049

Machinery - 4.0%
Flowserve Corp.	161,340	19,357,573
Joy Global, Inc.	339,840	17,651,290
Pall Corp.	447,150	23,882,282

		60,891,145

Road & Rail - 1.0%
Norfolk Southern Corp.	208,120	15,411,286

Total Industrials		166,154,527

Information Technology - 24.3%
Communications Equipment - 6.6%
Juniper Networks, Inc.*	3,077,320	53,945,420
Qualcomm, Inc.	210,440	12,559,059
Riverbed Technology, Inc.*	1,963,800	34,641,432

		101,145,911

Computers & Peripherals - 3.2%
EMC Corp.*	1,894,270	49,648,817

Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. - Class A	180,160	10,607,821

3

Investment Portfolio - July 31, 2012

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	2,508,580	$28,622,898

		39,230,719

Internet Software & Services - 4.9%
Google, Inc. - Class A*	102,930	65,151,602
LinkedIn Corp. - Class A*	96,490	9,904,699

		75,056,301

IT Services - 3.1%
MasterCard, Inc. - Class A	56,110	24,495,943
The Western Union Co.	1,369,730	23,874,394

		48,370,337

Software - 3.9%
Autodesk, Inc.*	925,170	31,381,766
Electronic Arts, Inc.*	2,561,400	28,226,628

		59,608,394

Total Information Technology		373,060,479

Materials - 8.7%
Chemicals - 6.2%
Air Products & Chemicals, Inc.	152,140	12,236,620
Monsanto Co.	701,990	60,104,384
Sigma-Aldrich Corp.	338,760	23,442,192

		95,783,196

Metals & Mining - 2.5%
Alcoa, Inc.	4,457,540	37,755,364

Total Materials		133,538,560

TOTAL COMMON STOCKS (Identified Cost $1,520,872,035)		1,507,054,753

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.10% (Identified Cost $31,918,164)	31,918,164	31,918,164

TOTAL INVESTMENTS - 100.4% (Identified Cost $1,552,790,199)		1,538,972,917
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(6,338,717)

NET ASSETS - 100%		$1,532,634,200

ADR - American Depository Receipt

*Non-income producing security

1 Rate shown is the current yield as of July 31, 2012.

4

Investment Portfolio - July 31, 2012

(unaudited)

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,562,307,378
Unrealized appreciation	124,320,198
Unrealized depreciation	(147,654,659)

Net unrealized depreciation	$(23,334,461)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$235,276,466	$235,276,466	$—	$—
Consumer Staples	65,572,867	65,572,867	—	—
Energy	210,110,389	210,110,389	—	—
Financials	153,214,416	153,214,416	—	—
Health Care	170,127,049	170,127,049	—	—
Industrials	166,154,527	166,154,527	—	—
Information Technology	373,060,479	373,060,479	—	—
Materials	133,538,560	133,538,560	—	—
Mutual Funds	31,918,164	31,918,164	—	—

Total assets	$1,538,972,917	$1,538,972,917	$—	$—

*Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%
Consumer Discretionary - 6.7%
Auto Components - 0.1%
Magna International, Inc. (Canada)	4,281	$171,326

Distributors - 0.2%
Genuine Parts Co.	3,967	254,007

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	27,552	2,462,047

Leisure Equipment & Products - 0.2%
Mattel, Inc.	8,713	306,436

Media - 1.5%
The McGraw-Hill Companies, Inc.	7,426	348,725
Omnicom Group, Inc.	6,408	321,553
Pearson plc - ADR (United Kingdom)	19,503	366,266
Thomson Reuters Corp.	21,905	620,130
Viacom, Inc. - Class B	6,357	296,935

		1,953,609

Multiline Retail - 0.8%
Kohl’s Corp.	4,630	230,204
Target Corp.	12,385	751,150

		981,354

Specialty Retail - 2.0%
The Home Depot, Inc.	39,823	2,077,964
Limited Brands, Inc.	7,415	352,583
Staples, Inc.	13,541	172,512

		2,603,059

Total Consumer Discretionary		8,731,838

Consumer Staples - 20.8%
Beverages - 5.8%
The Coca-Cola Co.	58,354	4,715,003
PepsiCo, Inc.	40,247	2,927,164

		7,642,167

Food & Staples Retailing - 4.6%
Sysco Corp.	15,859	466,096
Walgreen Co.	10,716	389,634
Wal-Mart Stores, Inc.	69,230	5,152,789

		6,008,519

Food Products - 2.5%
Archer-Daniels-Midland Co.	13,156	343,240
Campbell Soup Co.	8,188	271,105
ConAgra Foods, Inc.	7,630	188,385

1

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
DE Master Blenders 1753 N.V. (Netherlands)*	15,440	$175,244
General Mills, Inc.	16,666	644,974
H.J. Heinz Co.	8,220	453,826
The Hershey Co.	5,769	413,868
The J.M. Smucker Co.	3,037	233,242
Kellogg Co.	9,178	437,791
Sara Lee Corp.*	3,088	79,084

		3,240,759

Household Products - 4.2%
Colgate-Palmolive Co.	9,682	1,039,459
Kimberly-Clark Corp.	10,092	877,096
The Procter & Gamble Co.	55,727	3,596,621

		5,513,176

Personal Products - 0.1%
Avon Products, Inc.	9,018	139,689

Tobacco - 3.6%
Lorillard, Inc.	3,407	438,276
Philip Morris International, Inc.	46,059	4,211,635

		4,649,911

Total Consumer Staples		27,194,221

Energy - 16.1%
Oil, Gas & Consumable Fuels - 16.1%
BP plc - ADR (United Kingdom)	60,322	2,406,848
Chevron Corp.	45,321	4,966,275
ConocoPhillips	32,839	1,787,755
Exxon Mobil Corp.	58,085	5,044,682
Marathon Oil Corp.	9,511	251,756
Occidental Petroleum Corp.	10,395	904,677
Phillips 66	16,419	617,354
Royal Dutch Shell plc - Class A - ADR (Netherlands)	40,794	2,782,151
Sasol Ltd. - ADR (South Africa)	15,602	647,327
Statoil ASA - ADR (Norway)	68,402	1,627,284

Total Energy		21,036,109

Financials - 0.4%
Insurance - 0.4%
Marsh & McLennan Cos, Inc.	14,473	480,648

Health Care - 23.8%
Biotechnology - 0.6%
Amgen, Inc.	9,288	767,189

2

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	12,859	$752,380
Becton, Dickinson and Co.	4,600	348,266
Medtronic, Inc.	18,402	725,407

		1,826,053

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	6,294	271,208

Pharmaceuticals - 21.6%
Abbott Laboratories	39,030	2,588,079
AstraZeneca plc - ADR (United Kingdom)	33,302	1,558,867
Bristol-Myers Squibb Co.	43,925	1,563,730
Eli Lilly & Co.	29,959	1,319,095
GlaxoSmithKline plc - ADR (United Kingdom)	65,472	3,011,712
Johnson & Johnson	71,521	4,950,684
Merck & Co., Inc.	76,480	3,378,122
Novartis AG - ADR (Switzerland)	49,934	2,927,131
Pfizer, Inc.	197,590	4,750,064
Sanofi - ADR (France)	51,374	2,087,839

		28,135,323

Total Health Care		30,999,773

Industrials - 12.3%
Aerospace & Defense - 3.8%
The Boeing Co.	13,515	998,894
General Dynamics Corp.	7,741	491,089
Honeywell International, Inc.	18,469	1,072,125
Northrop Grumman Corp.	6,920	458,104
Raytheon Co.	7,683	426,253
United Technologies Corp.	20,235	1,506,293

		4,952,758

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	17,196	1,300,190

Commercial Services & Supplies - 0.3%
Waste Management, Inc.	11,964	411,562

Electrical Equipment - 1.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	53,263	924,113
Cooper Industries plc (Ireland)	4,336	311,672
Emerson Electric Co.	20,690	988,361

		2,224,146

Industrial Conglomerates - 3.0%
3M Co.	18,739	1,709,559

3

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	29,154	$641,680
Siemens AG - ADR (Germany)	17,804	1,507,821

		3,859,060

Machinery - 1.4%
Deere & Co.	4,779	367,123
Dover Corp.	5,190	282,699
Eaton Corp.	6,396	280,401
Illinois Tool Works, Inc.	12,612	685,336
Stanley Black & Decker, Inc.	2,968	198,529

		1,814,088

Road & Rail - 1.1%
CSX Corp.	12,064	276,748
Norfolk Southern Corp.	6,449	477,548
Union Pacific Corp.	5,519	676,685

		1,430,981

Total Industrials		15,992,785

Information Technology - 9.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	80,968	748,954

Computers & Peripherals - 0.4%
Hewlett-Packard Co.	25,106	457,933

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	19,899	227,047
TE Connectivity Ltd. - ADR (Switzerland)	8,470	279,595

		506,642

IT Services - 1.0%
Accenture plc - Class A (Ireland)	8,945	539,383
Automatic Data Processing, Inc.	12,823	725,141

		1,264,524

Office Electronics - 0.6%
Canon, Inc. - ADR (Japan)	24,799	829,527

Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	5,687	222,248
Applied Materials, Inc.	26,008	283,227
Intel Corp.	131,294	3,374,256
Linear Technology Corp.	6,562	211,625
Texas Instruments, Inc.	14,414	392,637

		4,483,993

4

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 3.2%
Microsoft Corp.	142,576	$4,201,715

Total Information Technology		12,493,288

Materials - 5.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,978	319,950
The Dow Chemical Co.	14,977	431,038
E.I. du Pont de Nemours & Co.	24,902	1,237,629
PPG Industries, Inc.	3,897	426,566

		2,415,183

Metals & Mining - 3.7%
ArcelorMittal - NY Shares (Luxembourg)	21,166	336,539
BHP Billiton plc - ADR (United Kingdom)	56,180	3,273,047
Freeport-McMoRan Copper & Gold, Inc.	11,953	402,457
Southern Copper Corp.	16,987	548,340
Teck Resources Ltd. - Class B (Canada)	7,421	208,011

		4,768,394

Paper & Forest Products - 0.2%
International Paper Co.	8,022	263,202

Total Materials		7,446,779

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Mobile Telesystems OJSC - ADR (Russia)	13,823	261,946
NTT DOCOMO, Inc. - ADR (Japan)	50,556	844,285
Rogers Communications, Inc. - Class B (Canada)	12,099	474,402

Total Telecommunication Services		1,580,633

Utilities - 0.9%
Electric Utilities - 0.4%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	14,971	284,599
Enersis S.A. - ADR (Chile)	14,398	238,287

		522,886

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	13,456	447,277

Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	2,942	248,305

Total Utilities		1,218,468

TOTAL COMMON STOCKS (Identified Cost $120,288,680)		127,174,542

5

Investment Portfolio - July 31, 2012

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENTS - 2.2%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.10% (Identified Cost $2,818,108)	2,818,108	$2,818,108

TOTAL INVESTMENTS - 99.7% (Identified Cost $123,106,788)		129,992,650
OTHER ASSETS, LESS LIABILITIES - 0.3%		392,858

NET ASSETS - 100%		$130,385,508

ADR - American Depository Receipt

*Non-income producing security

1Rate shown is the current yield as of July 31, 2012.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$123,152,327
Unrealized appreciation	10,337,043
Unrealized depreciation	(3,496,720)

Net unrealized appreciation	$6,840,323

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$8,731,838	$8,731,838	$—	$—
Consumer Staples	27,194,221	27,194,221	—	—
Energy	21,036,109	21,036,109	—	—
Financials	480,648	480,648	—	—
Health Care	30,999,773	30,999,773	—	—
Industrials	15,992,785	15,992,785	—	—
Information Technology	12,493,288	12,493,288	—	—
Materials	7,446,779	7,446,779	—	—

6

Investment Portfolio - July 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Telecommunication Services	$1,580,633	$1,580,633	$—	$—
Utilities	1,218,468	1,218,468	—	—
Mutual Funds	2,818,108	2,818,108	—	—

Total assets	$129,992,650	$129,992,650	$—	$—

*Includes common stock, warrants and rights.

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - July 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 99.0%
Consumer Discretionary - 21.1%
Automobiles - 0.7%
Toyota Motor Corp. - ADR (Japan)	3,230	$247,127

Hotels, Restaurants & Leisure - 2.0%
Accor S.A. (France)[1]	4,240	140,706
Carnival Corp.	15,460	514,509

		655,215

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.*	2,480	578,584

Media - 15.3%
AMC Networks, Inc. - Class A*	13,500	585,360
DIRECTV - Class A*	16,120	800,519
Imax Corp. (Canada)*	12,250	271,460
News Corp. - Class A	12,850	295,807
Time Warner, Inc.	19,850	776,532
Virgin Media, Inc. - ADR (United Kingdom)	21,030	575,801
The Walt Disney Co.	37,260	1,830,956

		5,136,435

Specialty Retail - 1.4%
Dick’s Sporting Goods, Inc.	6,130	301,106
Tiffany & Co.	3,010	165,339

		466,445

Total Consumer Discretionary		7,083,806

Consumer Staples - 7.0%
Beverages - 2.8%
Anheuser-Busch InBev N.V. (Belgium)[1]	7,060	558,611
The Coca-Cola Co.	4,490	362,792

		921,403

Food & Staples Retailing - 0.3%
Koninklijke Ahold N.V. (Netherlands)[1]	9,220	112,229

Food Products - 3.9%
Danone S.A. (France)[1]	8,130	494,172
Nestle S.A. (Switzerland)[1]	3,360	206,426
Unilever plc - ADR (United Kingdom)	17,100	612,351

		1,312,949

Total Consumer Staples		2,346,581

Energy - 12.2%
Energy Equipment & Services - 6.4%
Baker Hughes, Inc.	12,740	590,117
Cameron International Corp.*	9,130	458,965

1

Investment Portfolio - July 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	8,320	$592,883
Weatherford International Ltd. - ADR (Switzerland)*	41,680	502,244

		2,144,209

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp.	1,910	164,489
Chesapeake Energy Corp.	8,300	156,206
Encana Corp. (Canada)	10,410	231,623
EOG Resources, Inc.	3,050	298,931
Hess Corp.	17,010	802,192
Petroleo Brasileiro S.A. - ADR (Brazil)	3,620	68,889
Range Resources Corp.	3,890	243,514

		1,965,844

Total Energy		4,110,053

Financials - 10.5%
Capital Markets - 2.7%
The Charles Schwab Corp.	24,410	308,298
State Street Corp.	14,700	593,586

		901,884

Consumer Finance - 2.8%
American Express Co.	5,450	314,519
Discover Financial Services	16,810	604,488

		919,007

Diversified Financial Services - 4.9%
CME Group, Inc.	3,760	195,934
Deutsche Boerse AG (Germany)[1]	4,140	205,960
Moody’s Corp.	30,750	1,246,297

		1,648,191

Real Estate Investment Trusts (REITS) - 0.1%
DuPont Fabros Technology, Inc.	1,490	40,081

Total Financials		3,509,163

Health Care - 6.1%
Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,050	19,813
Becton, Dickinson and Co.	5,490	415,648
Volcano Corp.*	11,960	316,342

		751,803

Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc.*	25,850	237,820

2

Investment Portfolio - July 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology (continued)
Cerner Corp.*	7,630	$564,010

		801,830

Life Sciences Tools & Services - 1.4%
QIAGEN N.V. - ADR (Netherlands)*	15,000	264,150
Waters Corp.*	2,730	211,520

		475,670

Total Health Care		2,029,303

Industrials - 11.3%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	4,900	370,489

Airlines - 3.6%
Ryanair Holdings plc - ADR (Ireland)*	13,880	408,905
Southwest Airlines Co.	86,120	791,443

		1,200,348

Construction & Engineering - 1.4%
Quanta Services, Inc.*	20,320	467,157

Industrial Conglomerates - 1.1%
Siemens AG (Germany)[1]	4,610	390,649

Machinery - 3.1%
Flowserve Corp.	3,800	455,924
Pall Corp.	5,880	314,051
Westport Innovations, Inc. - ADR (Canada)*	7,500	282,225

		1,052,200

Road & Rail - 1.0%
Norfolk Southern Corp.	4,430	328,041

Total Industrials		3,808,884

Information Technology - 21.7%
Communications Equipment - 7.6%
Juniper Networks, Inc.*	42,630	747,304
Qualcomm, Inc.	20,440	1,219,859
Riverbed Technology, Inc.*	33,130	584,413

		2,551,576

Computers & Peripherals - 3.3%
EMC Corp.*	41,810	1,095,840

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	48,300	551,103

Internet Software & Services - 3.6%
Google, Inc. - Class A*	1,910	1,208,973

3

Investment Portfolio - July 31, 2012

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 3.2%
Amadeus IT Holding S.A. - Class A (Spain)[1]	9,760	$210,745
Amdocs Ltd. - ADR (Guernsey)*	13,920	414,120
MasterCard, Inc. - Class A	1,030	449,667

		1,074,532

Software - 2.4%
Autodesk, Inc.*	23,690	803,565

Total Information Technology		7,285,589

Materials - 7.6%
Chemicals - 6.5%
Air Products & Chemicals, Inc.	3,200	257,376
Monsanto Co.	19,560	1,674,727
Syngenta AG (Switzerland)[1]	750	255,737

		2,187,840

Metals & Mining - 1.1%
Alcoa, Inc.	43,460	368,106

Total Materials		2,555,946

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Telenor ASA (Norway)[1]	30,430	514,553

TOTAL INVESTMENTS - 99.0% (Identified Cost $27,530,762)		33,243,878
OTHER ASSETS, LESS LIABILITIES - 1.0%		345,819

NET ASSETS - 100%		$33,589,697

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$27,632,055
Unrealized appreciation	6,774,211
Unrealized depreciation	(1,162,388)

Net unrealized appreciation	$5,611,823

4

Investment Portfolio - July 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$7,083,806	$6,943,100	$140,706	$—
Consumer Staples	2,346,581	975,143	1,371,438	—
Energy	4,110,053	4,110,053	—	—
Financials	3,509,163	3,303,203	205,960	—
Health Care	2,029,303	2,029,303	—	—
Industrials	3,808,884	3,418,235	390,649	—
Information Technology	7,285,589	7,074,844	210,745	—
Materials	2,555,946	2,300,209	255,737	—
Telecommunication Services	514,553	—	514,553	—

Total assets	$33,243,878	$30,154,090	$3,089,788	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 93.7%
Consumer Discretionary - 11.9%
Automobiles - 2.2%
Suzuki Motor Corp. (Japan)[1]	947,300	$17,308,508
Toyota Motor Corp. (Japan)[1]	558,600	21,359,087

		38,667,595

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	1,128,080	16,019,485

Hotels, Restaurants & Leisure - 1.9%
Accor S.A. (France)[1]	1,010,300	33,527,205

Internet & Catalog Retail - 0.3%
Ocado Group plc (United Kingdom)*[1]	4,237,280	4,901,643

Media - 4.4%
British Sky Broadcasting Group plc (United Kingdom)[1]	1,724,150	19,232,179
Societe Television Francaise 1 (France)[1]	3,010,490	25,326,224
Virgin Media, Inc. - ADR (United Kingdom)	1,175,230	32,177,797

		76,736,200

Multiline Retail - 1.2%
Marks & Spencer Group plc (United Kingdom)[1]	4,228,320	22,061,181

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)[1]	242,270	18,170,877

Total Consumer Discretionary		210,084,186

Consumer Staples - 21.0%
Beverages - 4.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	469,920	37,181,691
Carlsberg A/S - Class B (Denmark)[1]	173,620	14,033,540
SABMiller plc (United Kingdom)[1]	442,580	19,082,804

		70,298,035

Food & Staples Retailing - 6.4%
Carrefour S.A. (France)[1]	1,750,770	31,327,950
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	824,065	4,069,382
Koninklijke Ahold N.V. (Netherlands)[1]	2,637,740	32,107,443
Tesco plc (United Kingdom)[1]	9,231,290	45,962,279

		113,467,054

Food Products - 7.5%
Danone S.A. (France)[1]	700,160	42,558,330
Nestle S.A. (Switzerland)[1]	765,080	47,003,627
Unilever plc - ADR (United Kingdom)	1,205,225	43,159,107

		132,721,064

Household Products - 0.8%
Reckitt Benckiser Group plc (United Kingdom)[1]	247,410	13,577,224

1

Investment Portfolio - July 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 2.3%
Beiersdorf AG (Germany)[1]	290,100	$19,212,307
Natura Cosmeticos S.A. (Brazil)	787,840	20,580,263

		39,792,570

Total Consumer Staples		369,855,947

Energy - 14.4%
Energy Equipment & Services - 6.7%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	957,530	27,407,726
Petroleum Geo-Services ASA (Norway)[1]	688,640	10,077,026
Schlumberger Ltd. (United States)	798,560	56,905,386
Trican Well Service Ltd. (Canada)	2,045,320	24,555,669

		118,945,807

Oil, Gas & Consumable Fuels - 7.7%
Cameco Corp. (Canada)	1,789,520	37,400,968
Encana Corp. (Canada)	915,990	20,380,777
Petroleo Brasileiro S.A. - ADR (Brazil)	1,513,930	28,810,088
Talisman Energy, Inc. (Canada)	3,908,410	48,326,553

		134,918,386

Total Energy		253,864,193

Financials - 4.3%
Commercial Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	3,205,110	26,775,676

Diversified Financial Services - 1.0%
Deutsche Boerse AG (Germany)[1]	350,730	17,448,361

Insurance - 0.9%
Admiral Group plc (United Kingdom)[1]	983,540	16,811,463

Real Estate Investment Trusts (REITS) - 0.9%
Land Securities Group plc (United Kingdom)[1]	1,243,660	15,361,948

Total Financials		76,397,448

Health Care - 9.1%
Health Care Equipment & Supplies - 1.3%
Mindray Medical International Ltd. - ADR (China)	752,830	22,434,334

Health Care Providers & Services - 3.7%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	2,854,910	11,568,271
Sonic Healthcare Ltd. (Australia)[1]	4,063,970	53,904,961

		65,473,232

Life Sciences Tools & Services - 3.1%
Lonza Group AG (Switzerland)[1]	689,750	31,110,500
QIAGEN N.V. (Netherlands)*[1]	1,146,400	20,418,068

2

Investment Portfolio - July 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services (continued)
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	305,380	$4,128,738

		55,657,306

Pharmaceuticals - 1.0%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	102,559	2,976,262
Santen Pharmaceutical Co. Ltd. (Japan)[1]	344,900	14,672,849

		17,649,111

Total Health Care		161,213,983

Industrials - 13.9%
Aerospace & Defense - 1.0%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	515,240	18,488,880

Air Freight & Logistics - 0.4%
PostNL N.V. (Netherlands)[1]	1,832,481	7,451,878

Airlines - 3.3%
Ryanair Holdings plc - ADR (Ireland)*	1,964,460	57,872,992

Commercial Services & Supplies - 0.8%
Edenred (France)[1]	529,860	13,962,391

Electrical Equipment - 1.4%
Nexans S.A. (France)[1]	349,090	15,220,942
Prysmian S.p.A. (Italy)[1]	586,290	9,390,747

		24,611,689

Industrial Conglomerates - 2.0%
Siemens AG (Germany)[1]	410,150	34,755,871

Machinery - 1.2%
FANUC Corp. (Japan)[1]	56,500	8,722,944
Westport Innovations, Inc. - ADR (Canada)*	306,710	11,541,497

		20,264,441

Marine - 1.6%
D/S Norden A/S (Denmark)[1]	100,450	2,459,557
Diana Shipping, Inc. - ADR (Greece)*	586,800	3,919,824
Mitsui OSK Lines Ltd. (Japan)[1]	2,839,000	8,567,963
Nippon Yusen Kabushiki Kaisha (Japan)[1]	3,735,000	8,264,702
Pacific Basin Shipping Ltd. (Bermuda)[1,2]	9,285,854	4,106,999

		27,319,045

Professional Services - 1.5%
Adecco S.A. (Switzerland)[1]	312,370	13,693,174
Randstad Holding N.V. (Netherlands)[1]	445,880	13,506,753

		27,199,927

3

Investment Portfolio - July 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 0.2%
All America Latina Logistica S.A. (Brazil)	947,560	$4,374,350

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	1,161,060	8,248,210

Total Industrials		244,549,674

Information Technology - 8.3%
Communications Equipment - 0.9%
Alcatel-Lucent - ADR (France)*	14,201,020	15,621,122

Internet Software & Services - 1.4%
Tencent Holdings Ltd. (China)[1]	836,300	24,829,279

IT Services - 4.5%
Amadeus IT Holding S.A. - Class A (Spain)[1]	757,340	16,353,078
Amdocs Ltd. - ADR (Guernsey)*	1,503,021	44,714,875
Cap Gemini S.A. (France)[1]	520,890	19,007,115

		80,075,068

Semiconductors & Semiconductor Equipment - 1.5%
Sumco Corp. (Japan)*[1]	1,032,100	7,827,946
Tokyo Electron Ltd. (Japan)[1]	380,180	17,653,526

		25,481,472

Total Information Technology		146,006,941

Materials - 8.6%
Chemicals - 4.5%
Chr. Hansen Holding A/S (Denmark)[1]	231,570	6,607,163
Johnson Matthey plc (United Kingdom)[1]	766,980	26,146,500
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	167,400	8,450,155
Syngenta AG (Switzerland)[1]	111,040	37,862,652

		79,066,470

Construction Materials - 2.1%
CRH plc (Ireland)[1]	1,039,780	18,870,960
Holcim Ltd. (Switzerland)[1]	315,050	18,540,146

		37,411,106

Metals & Mining - 2.0%
Alumina Ltd. (Australia)[1]	24,850,360	17,492,795
Norsk Hydro ASA (Norway)[1]	2,009,290	8,160,574
Umicore S.A. (Belgium)[1]	193,810	8,575,591

		34,228,960

Total Materials		150,706,536

4

Investment Portfolio - July 31, 2012

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Telenor ASA (Norway)[1]	2,242,390	$37,917,487

TOTAL COMMON STOCKS (Identified Cost $1,731,563,147)		1,650,596,395

SHORT-TERM INVESTMENTS - 5.9%

Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.10% (Identified Cost $104,485,155)	104,485,155	104,485,155

TOTAL INVESTMENTS - 99.6% (Identified Cost $1,836,048,302)		1,755,081,550
OTHER ASSETS, LESS LIABILITIES - 0.4%		6,322,415

NET ASSETS - 100%		$1,761,403,965

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Hong Kong exchange.

3Rate shown is the current yield as of July 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 16.2%; France 13.2%.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,847,529,278
Unrealized appreciation	97,113,103
Unrealized depreciation	(189,560,831)

Net unrealized depreciation	$(92,447,728)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - July 31, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$210,084,186	$48,197,282	$161,886,904	$—
Consumer Staples	369,855,947	63,739,370	306,116,577	—
Energy	253,864,193	216,379,441	37,484,752	—
Financials	76,397,448	—	76,397,448	—
Health Care	161,213,983	29,539,334	131,674,649	—
Industrials	244,549,674	77,708,663	166,841,011	—
Information Technology	146,006,941	60,335,997	85,670,944	—
Materials	150,706,536	—	150,706,536	—
Telecommunication Services	37,917,487	—	37,917,487	—
Mutual Funds	104,485,155	104,485,155	—	—

Total assets	$1,755,081,550	$600,385,242	$1,154,696,308	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.50%
Consumer Discretionary - 4.36%
Auto Components - 0.03%
Hankook Tire Co. Ltd. (South Korea)[1]	4,090	$149,918
Magna International, Inc. (Canada)	5,069	202,861

		352,779

Automobiles - 0.19%
Suzuki Motor Corp. (Japan)[1]	3,530	64,498
Tesla Motors, Inc.*	3,370	92,405
Toyota Motor Corp. (Japan)[1]	1,950	74,562
Toyota Motor Corp. - ADR (Japan)	27,030	2,068,065
Yamaha Motor Co. Ltd. (Japan)[1]	9,150	77,283

		2,376,813

Distributors - 0.03%
Genuine Parts Co.	4,740	303,502
Inchcape plc (United Kingdom)[1]	19,020	111,925

		415,427

Diversified Consumer Services - 0.01%
Anhanguera Educacional Participacoes S.A. (Brazil)	7,720	109,629

Hotels, Restaurants & Leisure - 1.01%
Accor S.A. (France)[1]	121,530	4,033,021
BJ’s Restaurants, Inc.*	1,670	66,099
Carnival Corp.	111,250	3,702,400
Hyatt Hotels Corp. - Class A*	15,170	539,294
InterContinental Hotels Group plc (United Kingdom)[1]	52,870	1,306,185
McDonald’s Corp.	32,038	2,862,916
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	50,750	462,840

		12,972,755

Household Durables - 0.42%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	18,940	19,911
DR Horton, Inc.	75,650	1,333,710
Lennar Corp. - Class A	52,620	1,537,030
LG Electronics, Inc. (South Korea)[1]	1,600	87,469
NVR, Inc.*	1,280	990,694
Rodobens Negocios Imobiliarios S.A. (Brazil)	13,340	63,471
Toll Brothers, Inc.*	46,390	1,353,196

		5,385,481

Internet & Catalog Retail - 0.21%
Amazon.com, Inc.*	9,110	2,125,363
Blue Nile, Inc.*	730	18,746
HomeAway, Inc.*	10,260	235,570
Ocado Group plc (United Kingdom)*[1]	76,380	88,356

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Shutterfly, Inc.*	7,470	$245,240

		2,713,275

Leisure Equipment & Products - 0.03%
Mattel, Inc.	9,859	346,741

Media - 2.02%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,140	57,335
DIRECTV - Class A*	82,820	4,112,841
Imax Corp. (Canada)*	6,520	144,483
The McGraw-Hill Companies, Inc.	8,491	398,737
Mediaset Espana Comunicacion S.A. (Spain)[1]	36,260	180,674
News Corp. - Class A	111,940	2,576,859
Omnicom Group, Inc.	7,419	372,285
Pearson plc - ADR (United Kingdom)	22,532	423,151
Reed Elsevier plc - ADR (United Kingdom)	978	32,949
Societe Television Francaise 1 (France)[1]	12,700	106,841
Thomson Reuters Corp.	24,462	692,519
Time Warner, Inc.	174,640	6,831,917
Valassis Communications, Inc.*	3,340	75,317
Viacom, Inc. - Class B	7,464	348,643
Virgin Media, Inc. - ADR (United Kingdom)	163,510	4,476,904
The Walt Disney Co.	96,430	4,738,570
Wolters Kluwer N.V. (Netherlands)[1]	6,030	100,166
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	45,750	115,917

		25,786,108

Multiline Retail - 0.10%
Kohl’s Corp.	5,494	273,162
Marks & Spencer Group plc (United Kingdom)[1]	14,240	74,297
PPR (France)[1]	555	82,983
Target Corp.	14,332	869,236

		1,299,678

Specialty Retail - 0.30%
Aeropostale, Inc.*	5,060	99,783
American Eagle Outfitters, Inc.	6,110	127,210
Belle International Holdings Ltd. (Hong Kong)[1]	45,000	82,695
Chico’s FAS, Inc.	5,290	81,043
Dick’s Sporting Goods, Inc.	4,000	196,480
Group 1 Automotive, Inc.	1,060	56,975
The Home Depot, Inc.	44,762	2,335,681
Inditex S.A. (Spain)[1]	670	68,957
KOMERI Co. Ltd. (Japan)[1]	1,110	27,732

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Limited Brands, Inc.	8,863	$421,436
Penske Automotive Group, Inc.	2,100	50,190
Sonic Automotive, Inc. - Class A	5,140	87,997
Staples, Inc.	15,818	201,521
Teavana Holdings, Inc.*	5,880	65,856

		3,903,556

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)[1]	1,140	85,503

Total Consumer Discretionary		55,747,745

Consumer Staples - 4.05%
Beverages - 1.06%
Anheuser-Busch InBev N.V. (Belgium)[1]	50,920	4,028,966
The Boston Beer Co., Inc. - Class A*	760	81,867
C&C Group plc (Ireland)[1]	15,470	67,953
Carlsberg A/S - Class B (Denmark)[1]	1,650	133,368
Cia Cervecerias Unidas S.A. - ADR (Chile)	1,460	96,696
The Coca-Cola Co.	67,390	5,445,112
Diageo plc (United Kingdom)[1]	8,530	228,003
PepsiCo, Inc.	46,436	3,377,290
SABMiller plc (United Kingdom)[1]	1,520	65,538

		13,524,793

Food & Staples Retailing - 0.59%
Carrefour S.A. (France)[1]	7,240	129,551
Casino Guichard-Perrachon S.A. (France)[1]	820	68,768
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	19,840	97,973
Koninklijke Ahold N.V. (Netherlands)[1]	6,840	83,259
Sysco Corp.	18,077	531,283
Tesco plc (United Kingdom)[1]	43,875	218,452
Walgreen Co.	12,209	443,919
Wal-Mart Stores, Inc.	79,672	5,929,987

		7,503,192

Food Products - 1.44%
Archer-Daniels-Midland Co.	15,092	393,750
Barry Callebaut AG (Switzerland)[1]	130	117,337
Biostime International Holdings Ltd. (Cayman Islands)[1]	14,620	32,630
BRF - Brasil Foods S.A. (Brazil)	6,760	96,524
Campbell Soup Co.	9,390	310,903
ConAgra Foods, Inc.	8,856	218,655
Danone S.A. (France)[1]	3,690	224,292
DE Master Blenders 1753 N.V. (Netherlands)*	18,044	209,115

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Flowers Foods, Inc.	3,080	$65,820
General Mills, Inc.	19,366	749,464
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	55,850	139,011
H.J. Heinz Co.	9,397	518,808
The Hershey Co.	6,638	476,210
Hillshire Brands Co.*	3,608	92,401
The J.M. Smucker Co.	3,498	268,646
Kellogg Co.	10,630	507,051
Kraft Foods, Inc. - Class A	97,570	3,874,505
M Dias Branco S.A. (Brazil)	2,020	56,681
Nestle S.A. (Switzerland)[1]	45,420	2,790,433
Suedzucker AG (Germany)[1]	2,220	76,487
Unilever plc - ADR (United Kingdom)	198,890	7,122,251
Universal Robina Corp. (Philippines)[1]	59,730	83,874

		18,424,848

Household Products - 0.52%
Colgate-Palmolive Co.	11,142	1,196,205
Kimberly-Clark Corp.	11,494	998,944
The Procter & Gamble Co.	64,593	4,168,832
Reckitt Benckiser Group plc (United Kingdom)[1]	4,960	272,192

		6,636,173

Personal Products - 0.01%
Avon Products, Inc.	10,624	164,566
Beiersdorf AG (Germany)[1]	700	46,359

		210,925

Tobacco - 0.43%
Gudang Garam Tbk PT (Indonesia)[1]	15,750	93,315
Lorillard, Inc.	3,995	513,917
Philip Morris International, Inc.	54,292	4,964,460

		5,571,692

Total Consumer Staples		51,871,623

Energy - 3.98%
Energy Equipment & Services - 0.84%
Baker Hughes, Inc.	74,775	3,463,578
Bourbon S.A. (France)[1]	800	21,135
Calfrac Well Services Ltd. (Canada)	3,770	89,095
CARBO Ceramics, Inc.	390	25,030
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	2,140	61,254
Gulfmark Offshore, Inc. - Class A*	1,090	39,186
Heckmann Corp.*	14,950	46,046

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Hornbeck Offshore Services, Inc.*	980	$41,503
ION Geophysical Corp.*	6,750	44,887
Key Energy Services, Inc.*	4,880	39,089
Petroleum Geo-Services ASA (Norway)[1]	5,620	82,239
Poseidon Concepts Corp. (Canada)	4,730	65,560
Schlumberger Ltd.	52,390	3,733,311
Trican Well Service Ltd. (Canada)	13,950	167,481
Weatherford International Ltd. - ADR (Switzerland)*	232,604	2,802,878

		10,722,272

Oil, Gas & Consumable Fuels - 3.14%
Apache Corp.	12,960	1,116,115
BP plc - ADR (United Kingdom)	66,480	2,652,552
Cameco Corp. (Canada)	5,830	121,847
Chevron Corp.	51,769	5,672,847
Cloud Peak Energy, Inc.*	4,930	81,592
ConocoPhillips	37,007	2,014,661
Encana Corp. (Canada)	2,650	58,963
EOG Resources, Inc.	11,310	1,108,493
Exxon Mobil Corp.	65,942	5,727,063
Hess Corp.	202,830	9,565,463
Marathon Oil Corp.	10,956	290,005
Occidental Petroleum Corp.	11,351	987,878
Paladin Energy Ltd. (Australia)*[2]	56,570	69,383
Petroleo Brasileiro S.A. - ADR (Brazil)	101,030	1,922,601
Phillips 66	17,997	676,687
Range Resources Corp.	29,540	1,849,204
Royal Dutch Shell plc - Class A - ADR (Netherlands)	46,123	3,145,589
Royal Dutch Shell plc - Class B (Netherlands)[1]	1,976	69,511
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,940	136,886
Sasol Ltd. - ADR (South Africa)	17,453	724,125
Statoil ASA - ADR (Norway)	78,757	1,873,629
Statoil ASA (Norway)[1]	4,160	98,869
Talisman Energy, Inc. (Canada)	13,290	164,328

		40,128,291

Total Energy		50,850,563

Financials - 5.85%
Capital Markets - 0.01%
Deutsche Bank AG (Germany)[1]	5,300	160,912

Commercial Banks - 0.16%
Barclays plc (United Kingdom)[1]	39,850	103,785
BNP Paribas S.A. (France)[1]	4,310	159,211

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
CIT Group, Inc.*	5,670	$207,068
First Commonwealth Financial Corp.	47,320	331,713
Hong Leong Financial Group Berhad (Malaysia)[1]	33,030	130,985
HSBC Holdings plc (United Kingdom)[1]	6,370	53,215
HSBC Holdings plc - ADR (United Kingdom)	4,557	190,483
ICICI Bank Ltd. - ADR (India)	6,630	229,531
Standard Chartered plc (United Kingdom)[1]	3,440	78,748
U.S. Bancorp	8,710	291,785
Wells Fargo & Co.	6,710	226,865

		2,003,389

Consumer Finance - 0.50%
American Express Co.	43,720	2,523,081
Discover Financial Services	108,020	3,884,399

		6,407,480

Diversified Financial Services - 0.45%
CME Group, Inc.	5,200	270,972
Deutsche Boerse AG (Germany)[1]	1,170	58,206
JPMorgan Chase & Co.	11,790	424,440
JSE Ltd. (South Africa)[1]	52,714	480,819
Moody’s Corp.	110,800	4,490,724

		5,725,161

Insurance - 0.17%
Admiral Group plc (United Kingdom)[1]	17,680	302,201
Allianz SE (Germany)[1]	2,690	266,872
The Allstate Corp.	6,820	233,926
AXA S.A. (France)[1]	920	11,178
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	30,070	266,480
Mapfre S.A. (Spain)[1]	102,890	187,087
Marsh & McLennan Companies, Inc.	16,408	544,910
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	905	128,232
Zurich Insurance Group AG (Switzerland)[1]	810	179,773

		2,120,659

Real Estate Investment Trusts (REITS) - 4.49%
Alexandria Real Estate Equities, Inc.	29,740	2,185,295
Alstria Office REIT AG (Germany)[1]	14,860	165,435
American Assets Trust, Inc.	34,630	900,380
American Campus Communities, Inc.	23,680	1,128,589
Apartment Investment & Management Co. - Class A	34,210	938,380
Associated Estates Realty Corp.	51,100	762,923
AvalonBay Communities, Inc.	2,560	376,550

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
BioMed Realty Trust, Inc.	182,660	$3,434,008
Boston Properties, Inc.	22,320	2,475,288
Camden Property Trust	17,290	1,232,950
CBL & Associates Properties, Inc.	27,980	552,045
Cedar Realty Trust, Inc.	75,150	387,023
Coresite Realty Corp.	47,670	1,270,882
Corporate Office Properties Trust	92,590	2,061,053
CubeSmart	85,290	1,022,627
Digital Realty Trust, Inc.	44,760	3,494,413
DuPont Fabros Technology, Inc.	105,000	2,824,500
Education Realty Trust, Inc.	47,160	552,715
Equity Lifestyle Properties, Inc.	12,400	891,808
Equity One, Inc.	46,470	1,007,934
Equity Residential	5,970	377,961
General Growth Properties, Inc.	76,580	1,387,630
HCP, Inc.	42,900	2,025,309
Health Care REIT, Inc.	32,390	2,015,630
Healthcare Realty Trust, Inc.	25,930	636,841
Healthcare Trust of America, Inc.	24,360	223,868
Home Properties, Inc.	15,180	995,960
Host Hotels & Resorts, Inc.	136,787	2,008,033
Kimco Realty Corp.	31,860	620,951
Land Securities Group plc (United Kingdom)[1]	46,710	576,972
LTC Properties, Inc.	17,870	637,959
The Macerich Co.	11,040	644,846
Mack-Cali Realty Corp.	30,220	809,594
Mid-America Apartment Communities, Inc.	17,660	1,222,602
National Retail Properties, Inc.	26,850	792,075
Pebblebrook Hotel Trust	96,530	2,193,162
Potlatch Corp.	8,750	302,837
ProLogis, Inc.	18,240	589,699
Public Storage	6,480	965,196
Realty Income Corp.	23,100	951,720
Simon Property Group, Inc.	21,260	3,412,017
Sovran Self Storage, Inc.	34,350	1,961,385
Tanger Factory Outlet Centers	15,720	506,184
Taubman Centers, Inc.	8,260	640,315
UDR, Inc.	89,090	2,370,685
Unibail-Rodamco SE (France)[1]	3,500	671,114
Weyerhaeuser Co.	11,150	260,353

		57,465,696

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.07%
General Shopping Brasil S.A. (Brazil)*	118,230	$512,915
Thomas Properties Group, Inc.	66,370	334,505

		847,420

Thrifts & Mortgage Finance - 0.00%**
Aareal Bank AG (Germany)*[1]	2,795	46,078

Total Financials		74,776,795

Health Care - 4.48%
Biotechnology - 0.13%
Amgen, Inc.	10,610	876,386
Myriad Genetics, Inc.*	24,500	608,825
Protalix BioTherapeutics, Inc.*	29,870	173,843

		1,659,054

Health Care Equipment & Supplies - 0.60%
Abaxis, Inc.*	11,440	408,294
Alere, Inc.*	16,210	305,883
Baxter International, Inc.	14,900	871,799
Becton, Dickinson and Co.	35,890	2,717,232
BioMerieux (France)[1]	3,770	320,728
DexCom, Inc.*	19,710	217,007
HeartWare International, Inc.*	4,230	377,697
Insulet Corp.*	20,920	409,195
MAKO Surgical Corp.*	14,280	181,927
Medtronic, Inc.	21,248	837,596
Mindray Medical International Ltd. - ADR (China)	4,100	122,180
Quidel Corp.*	14,620	229,095
Sirona Dental Systems, Inc.*	4,440	191,941
Straumann Holding AG (Switzerland)[1]	1,735	232,847
Thoratec Corp.*	7,300	250,463

		7,673,884

Health Care Providers & Services - 0.09%
Amil Participacoes S.A. (Brazil)	9,390	90,362
Cardinal Health, Inc.	7,218	311,024
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,230	33,348
Odontoprev S.A. (Brazil)	35,800	172,781
Sonic Healthcare Ltd. (Australia)[1]	45,740	606,701

		1,214,216

Health Care Technology - 0.49%
Allscripts Healthcare Solutions, Inc.*	159,090	1,463,628
Cerner Corp.*	58,820	4,347,974
Computer Programs & Systems, Inc.	4,060	200,970

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology (continued)
Greenway Medical Technologies, Inc.*	14,620	$200,148

		6,212,720

Life Sciences Tools & Services - 0.49%
Gerresheimer AG (Germany)[1]	3,070	143,652
Lonza Group AG (Switzerland)[1]	7,140	322,043
Luminex Corp.*	10,490	179,694
QIAGEN N.V. (Netherlands)*[1]	4,310	76,764
QIAGEN N.V. - ADR (Netherlands)*	204,530	3,601,773
Waters Corp.*	20,420	1,582,142
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	29,390	397,353

		6,303,421

Pharmaceuticals - 2.68%
Abbott Laboratories	45,571	3,021,813
AstraZeneca plc (United Kingdom)[1]	465	21,716
AstraZeneca plc - ADR (United Kingdom)	42,479	1,988,442
Bayer AG (Germany)[1]	3,230	245,328
Bristol-Myers Squibb Co.	49,410	1,758,996
Dr. Reddy’s Laboratories Ltd. - ADR (India)	5,800	168,316
Eli Lilly & Co.	34,399	1,514,588
GlaxoSmithKline plc (United Kingdom)[1]	4,135	95,145
GlaxoSmithKline plc - ADR (United Kingdom)	74,864	3,443,744
Green Cross Corp. (South Korea)[1]	2,770	353,821
Johnson & Johnson	81,969	5,673,894
Merck & Co., Inc.	87,476	3,863,815
Novartis AG - ADR (Switzerland)	57,013	3,342,102
Novo Nordisk A/S - Class B (Denmark)[1]	910	140,311
Optimer Pharmaceuticals, Inc.*	18,040	246,426
Pfizer, Inc.	227,431	5,467,441
Sanofi (France)[1]	641	52,298
Sanofi - ADR (France)	58,658	2,383,861
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,050	44,669
Shire plc (Ireland)[1]	4,305	124,178
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	2,910	118,990
UCB S.A. (Belgium)[1]	4,330	216,620

		34,286,514

Total Health Care		57,349,809

Industrials - 3.21%
Aerospace & Defense - 0.46%
The Boeing Co.	15,723	1,162,087
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	2,360	84,686

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
General Dynamics Corp.	8,977	$569,501
Honeywell International, Inc.	21,739	1,261,949
Northrop Grumman Corp.	7,977	528,077
Raytheon Co.	8,785	487,392
United Technologies Corp.	23,530	1,751,573

		5,845,265

Air Freight & Logistics - 0.14%
FedEx Corp.	3,000	270,900
PostNL N.V. (Netherlands)[1]	8,120	33,020
United Parcel Service, Inc. - Class B	19,912	1,505,546

		1,809,466

Airlines - 0.49%
Copa Holdings S.A. - ADR - Class A (Panama)	3,000	232,590
Deutsche Lufthansa AG (Germany)[1]	4,930	61,970
Ryanair Holdings plc - ADR (Ireland)*	5,780	170,279
Southwest Airlines Co.	598,245	5,497,872
Spirit Airlines, Inc.*	5,180	111,422
US Airways Group, Inc.*	11,510	131,905

		6,206,038

Commercial Services & Supplies - 0.07%
Edenred (France)[1]	9,030	237,950
Interface, Inc.	1,820	24,133
Tomra Systems ASA (Norway)[1]	19,690	154,640
Waste Management, Inc.	13,784	474,170

		890,893

Construction & Engineering - 0.00%**
MYR Group, Inc.*	1,850	30,192

Electrical Equipment - 0.23%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	66,317	1,150,600
Alstom S.A. (France)[1]	6,280	208,126
Emerson Electric Co.	24,198	1,155,938
Nexans S.A. (France)[1]	630	27,469
Polypore International, Inc.*	3,990	148,268
Prysmian S.p.A. (Italy)[1]	5,690	91,138
Schneider Electric S.A. (France)[1]	1,560	87,957

		2,869,496

Industrial Conglomerates - 0.66%
3M Co.	21,531	1,964,273
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	32,862	723,293

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens AG (Germany)[1]	47,000	$3,982,753
Siemens AG - ADR (Germany)	20,640	1,748,002

		8,418,321

Machinery - 0.70%
Astec Industries, Inc.*	970	28,324
Deere & Co.	5,558	426,966
Dover Corp.	6,094	331,940
Eaton Corp.	7,645	335,157
FANUC Corp. (Japan)[1]	1,490	230,039
Flowserve Corp.	24,771	2,972,025
Graham Corp.	1,400	23,870
Illinois Tool Works, Inc.	14,774	802,819
Pall Corp.	57,790	3,086,564
Stanley Black & Decker, Inc.	3,491	233,513
Titan International, Inc.	2,850	58,909
Wabash National Corp.*	14,900	101,022
Westport Innovations, Inc. - ADR (Canada)*	9,770	367,645

		8,998,793

Marine - 0.01%
Baltic Trading Ltd.	4,170	13,261
D/S Norden A/S (Denmark)[1]	2,350	57,541
Diana Shipping, Inc. - ADR (Greece)*	1,980	13,226
Mitsui OSK Lines Ltd. (Japan)[1]	6,000	18,108
Nippon Yusen Kabushiki Kaisha (Japan)[1]	10,490	23,212
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	36,000	15,922
Sinotrans Shipping Ltd. (Hong Kong)[1]	174,750	36,410

		177,680

Professional Services - 0.03%
Experian plc (Ireland)[1]	7,820	115,955
Qualicorp S.A. (Brazil)*	36,020	320,264

		436,219

Road & Rail - 0.34%
All America Latina Logistica S.A. (Brazil)	53,730	248,041
CSX Corp.	13,935	319,669
Norfolk Southern Corp.	40,527	3,001,024
Union Pacific Corp.	6,439	789,486

		4,358,220

Trading Companies & Distributors - 0.01%
Fastenal Co.	1,360	58,643

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. - Class A	440	$30,241

		88,884

Transportation Infrastructure - 0.07%
Groupe Eurotunnel S.A. (France)[1]	97,190	690,441
Malaysia Airports Holdings Berhad (Malaysia)[1]	143,820	255,438

		945,879

Total Industrials		41,075,346

Information Technology - 4.95%
Communications Equipment - 0.80%
Alcatel-Lucent - ADR (France)*	96,420	106,062
Infinera Corp.*	53,770	296,810
Juniper Networks, Inc.*	374,160	6,559,025
Polycom, Inc.*	18,440	161,166
Qualcomm, Inc.	32,930	1,965,262
Riverbed Technology, Inc.*	15,870	279,947
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	91,453	845,940

		10,214,212

Computers & Peripherals - 0.72%
Apple, Inc.*	670	409,209
EMC Corp.*	310,360	8,134,536
Hewlett-Packard Co.	29,428	536,767
Immersion Corp.*	30,750	171,893

		9,252,405

Electronic Equipment, Instruments & Components - 0.33%
Amphenol Corp. - Class A	2,580	151,910
Corning, Inc.	281,101	3,207,362
Hitachi Ltd. (Japan)[1]	46,050	271,485
Keyence Corp. (Japan)[1]	490	122,040
Rofin-Sinar Technologies, Inc.*	11,220	203,419
TE Connectivity Ltd. - ADR (Switzerland)	9,546	315,113

		4,271,329

Internet Software & Services - 0.73%
The Active Network, Inc.*	23,500	333,465
Google, Inc. - Class A*	13,345	8,446,985
LogMeIn, Inc.*	2,170	41,121
Tencent Holdings Ltd. (China)[1]	11,690	347,070
Velti plc - ADR (Ireland)*	33,060	180,177

		9,348,818

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 0.69%
Accenture plc - Class A (Ireland)	10,073	$607,402
Amadeus IT Holding S.A. - Class A (Spain)[1]	90,220	1,948,101
Amdocs Ltd. - ADR (Guernsey)	12,850	382,287
Automatic Data Processing, Inc.	14,538	822,124
Cap Gemini S.A. (France)[1]	12,240	446,634
Euronet Worldwide, Inc.*	12,820	234,350
Interxion Holding NV - ADR (Netherlands)*	2,320	44,660
MasterCard, Inc. - Class A	8,820	3,850,547
Sapient Corp.*	6,980	69,521
The Western Union Co.	23,570	410,825

		8,816,451

Office Electronics - 0.08%
Canon, Inc. - ADR (Japan)	28,859	965,334

Semiconductors & Semiconductor Equipment - 0.44%
Analog Devices, Inc.	6,404	250,268
Applied Materials, Inc.	29,122	317,139
Intel Corp.	149,816	3,850,271
Linear Technology Corp.	7,301	235,457
Samsung Electronics Co. Ltd. (South Korea)[1]	190	218,409
Sumco Corp. (Japan)*[1]	16,730	126,888
Texas Instruments, Inc.	16,536	450,441
Tokyo Electron Ltd. (Japan)[1]	2,930	136,054

		5,584,927

Software - 1.16%
Autodesk, Inc.*	192,300	6,522,816
Aveva Group plc (United Kingdom)[1]	4,700	131,276
Electronic Arts, Inc.*	259,830	2,863,327
Microsoft Corp.	164,296	4,841,803
RealPage, Inc.*	9,980	221,756
SAP AG (Germany)[1]	4,690	297,642

		14,878,620

Total Information Technology		63,332,096

Materials - 2.04%
Chemicals - 1.12%
Air Products & Chemicals, Inc.	27,573	2,217,696
BASF SE (Germany)[1]	4,520	329,982
Calgon Carbon Corp.*	6,850	94,804
The Dow Chemical Co.	16,957	488,022
E.I. du Pont de Nemours & Co.	28,481	1,415,506
Flotek Industries, Inc.*	4,020	39,275

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Johnson Matthey plc (United Kingdom)[1]	2,520	$85,907
Linde AG (Germany)[1]	1,840	273,665
Monsanto Co.	79,030	6,766,549
PPG Industries, Inc.	4,570	500,232
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	890	44,926
Syngenta AG (Switzerland)[1]	6,010	2,049,302

		14,305,866

Construction Materials - 0.01%
CRH plc (Ireland)[1]	3,990	72,414
Holcim Ltd. (Switzerland)[1]	920	54,140

		126,554

Metals & Mining - 0.89%
Alcoa, Inc.	706,980	5,988,121
Alumina Ltd. (Australia)[1]	61,280	43,137
ArcelorMittal - NY Shares (Luxembourg)	23,528	374,095
BHP Billiton plc - ADR (United Kingdom)	62,041	3,614,509
Freeport-McMoRan Copper & Gold, Inc.	13,189	444,074
Norsk Hydro ASA (Norway)[1]	7,000	28,430
Southern Copper Corp.	18,916	610,608
Teck Resources Ltd. - Class B (Canada)	8,155	228,585
Umicore S.A. (Belgium)[1]	770	34,071

		11,365,630

Paper & Forest Products - 0.02%
International Paper Co.	9,260	303,821

Total Materials		26,101,871

Telecommunication Services - 0.45%
Diversified Telecommunication Services - 0.27%
Swisscom AG - ADR (Switzerland)[4]	2,360	94,046
Telefonica S.A. - ADR (Spain)	14,480	164,348
Telenor ASA (Norway)[1]	181,460	3,068,381
Telenor ASA - ADR (Norway)[4]	3,420	173,907

		3,500,682

Wireless Telecommunication Services - 0.18%
DiGi.com Berhad (Malaysia)[1]	191,920	271,634
Mobile Telesystems OJSC - ADR (Russia)	15,143	286,960
MTN Group Ltd. (South Africa)[1]	3,260	58,608
NTT DOCOMO, Inc. - ADR (Japan)	58,343	974,328
Rogers Communications, Inc. - Class B (Canada)	13,851	543,098

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. - ADR (South Korea)	8,490	$117,756

		2,252,384

Total Telecommunication Services		5,753,066

Utilities - 0.13%
Electric Utilities - 0.05%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	17,082	324,729
Enersis S.A. - ADR (Chile)	16,137	267,067

		591,796

Multi-Utilities - 0.05%
E.ON AG (Germany)[1]	3,645	77,573
National Grid plc (United Kingdom)[1]	6,570	68,149
Public Service Enterprise Group, Inc.	15,397	511,796

		657,518

Water Utilities - 0.03%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	3,358	283,415
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	4,390	107,372

		390,787

Total Utilities		1,640,101

TOTAL COMMON STOCKS (Identified Cost $400,601,075)		428,499,015

PREFERRED STOCKS - 0.30%

Financials - 0.30%
Commercial Banks - 0.19%
BB&T Corp., Series D (non-cumulative), 5.85%	34,225	901,487
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	180,000	185,444
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	45,425	1,317,779

		2,404,710

Diversified Financial Services - 0.05%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	585,000	631,297

Real Estate Investment Trusts (REITS) - 0.06%
MPG Office Trust, Inc., Series A, 7.625%	11,690	227,955
Public Storage, Series Q, 6.50%	18,560	524,691

		752,646

Total Financials		3,788,653

TOTAL PREFERRED STOCKS (Identified Cost $3,476,604)		3,788,653

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 28.12%
Convertible Corporate Bonds - 0.15%
Financials - 0.04%
Real Estate Investment Trusts (REITS) - 0.04%
BioMed Realty LP6, 3.75%, 1/15/2030	$410,000	$479,700

Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Alere, Inc., 3.00%, 5/15/2016	180,000	163,350

Information Technology - 0.00%**
Computers & Peripherals - 0.00%**
EMC Corp., 1.75%, 12/1/2013	40,000	66,400

Materials - 0.10%
Containers & Packaging - 0.10%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	1,305,000	1,256,063

Total Convertible Corporate Bonds (Identified Cost $1,941,408)		1,965,513

Non-Convertible Corporate Bonds - 27.97%
Consumer Discretionary - 4.45%
Auto Components - 0.07%
Exide Technologies, 8.625%, 2/1/2018	375,000	298,125
UCI International, Inc., 8.625%, 2/15/2019	605,000	616,344

		914,469

Hotels, Restaurants & Leisure - 0.45%
Choice Hotels International, Inc., 5.70%, 8/28/2020	265,000	279,244
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,817,116
Yum! Brands, Inc., 3.875%, 11/1/2020	610,000	669,279

		5,765,639

Household Durables - 0.56%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,275,000	1,399,140
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	700,000	743,750
Tupperware Brands Corp., 4.75%, 6/1/2021	4,795,000	5,045,428

		7,188,318

Media - 2.78%
Cablevision Systems Corp., 8.625%, 9/15/2017	290,000	331,325
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	130,000	140,725
Comcast Corp., 5.15%, 3/1/2020	6,500,000	7,771,419
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,000,000	6,888,246
Discovery Communications LLC, 5.05%, 6/1/2020	5,570,000	6,487,819
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	270,000	290,250
Nara Cable Funding Ltd. (Ireland)[6], 8.875%, 12/1/2018	720,000	633,600
NBCUniversal Media LLC, 5.15%, 4/30/2020	980,000	1,162,543
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	645,000	732,075
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,869,605

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Time Warner, Inc., 4.75%, 3/29/2021	$3,160,000	$3,646,381
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 8.125%, 12/1/2017	475,000	515,375
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 7.50%, 3/15/2019	280,000	301,000
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	770,000	835,450

		35,605,813

Multiline Retail - 0.07%
Target Corp., 6.00%, 1/15/2018	325,000	402,276
Target Corp., 3.875%, 7/15/2020	430,000	484,287

		886,563

Specialty Retail - 0.45%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,490,000	1,597,880
The Home Depot, Inc., 5.40%, 3/1/2016	905,000	1,047,124
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,176,974
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	255,000	279,044
Rent-A-Center, Inc., 6.625%, 11/15/2020	550,000	593,313

		5,694,335

Textiles, Apparel & Luxury Goods - 0.07%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	330,000	320,513
VF Corp., 5.95%, 11/1/2017	485,000	577,862

		898,375

Total Consumer Discretionary		56,953,512

Consumer Staples - 0.83%
Beverages - 0.13%
Constellation Brands, Inc., 7.25%, 9/1/2016	665,000	759,762
Constellation Brands, Inc., 7.25%, 5/15/2017	155,000	178,831
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	129,743
PepsiCo, Inc., 7.90%, 11/1/2018	418,000	565,089

		1,633,425

Food Products - 0.70%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	595,000	612,850
General Mills, Inc., 5.65%, 2/15/2019	375,000	456,129
Kraft Foods Group, Inc.[6], 6.125%, 8/23/2018	247,000	306,001
Kraft Foods Group, Inc.[6], 5.375%, 2/10/2020	2,966,000	3,581,125
Kraft Foods, Inc., 6.125%, 2/1/2018	88,000	107,790
Kraft Foods, Inc., 5.375%, 2/10/2020	2,699,000	3,252,532
Minerva Luxembourg S.A. (Luxembourg)[6], 12.25%, 2/10/2022	310,000	329,375

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc., 4.50%, 6/15/2022	$320,000	$323,200

		8,969,002

Total Consumer Staples		10,602,427

Energy - 2.03%
Energy Equipment & Services - 0.92%
Baker Hughes, Inc., 7.50%, 11/15/2018	535,000	722,309
Calfrac Holdings LP6, 7.50%, 12/1/2020	1,365,000	1,303,575
Global Geophysical Services, Inc., 10.50%, 5/1/2017	325,000	307,937
Schlumberger Oilfield plc (United Kingdom)[6], 4.20%, 1/15/2021	810,000	924,896
SESI LLC, 6.375%, 5/1/2019	280,000	297,500
Thermon Industries, Inc., 9.50%, 5/1/2017	261,000	287,100
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	7,885,884

		11,729,201

Oil, Gas & Consumable Fuels - 1.11%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	3,413,646
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,629,259
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,753,543
Apache Corp., 6.90%, 9/15/2018	155,000	196,809
Chaparral Energy, Inc., 8.25%, 9/1/2021	655,000	710,675
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	630,000	573,300
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	655,000	725,413
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	650,000	656,500
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	370,000	385,725
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	985,000	1,101,902
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	490,000	578,515
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	182,437
Tesoro Corp., 9.75%, 6/1/2019	255,000	289,425

		14,197,149

Total Energy		25,926,350

Financials - 12.36%
Capital Markets - 2.92%
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	1,080,000	1,098,684
The Charles Schwab Corp., 4.45%, 7/22/2020	5,925,000	6,645,907
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	6,145,000	6,409,425
GFI Group, Inc., 8.375%, 7/19/2018	435,000	377,363
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	369,357
Goldman Sachs Capital II7, 4.00%, 6/1/2043	1,500,000	1,073,715

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	$335,000	$375,882
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	8,707,719
Innovation Ventures LLC - Innovation Ventures Finance Corp.[6], 9.50%, 8/15/2019	325,000	323,375
Jefferies Group, Inc., 8.50%, 7/15/2019	2,675,000	2,949,187
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,500,000	4,507,933
Morgan Stanley, 7.30%, 5/13/2019	450,000	496,599
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,651,571
Morgan Stanley, 5.75%, 1/25/2021	1,000,000	1,017,420
Morgan Stanley, 5.50%, 7/28/2021	360,000	363,810

		37,367,947

Commercial Banks - 4.06%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	3,650,000	3,714,605
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	2,965,000	3,156,539
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	5,450,000	5,506,135
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	1,080,000	1,112,400
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	1,180,000	1,209,037
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	2,630,000	2,686,648
CIT Group, Inc.[4], 4.25%, 8/15/2017	650,000	650,000
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	740,000	666,177
KeyBank National Association, 5.45%, 3/3/2016	880,000	982,299
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	371,975
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	4,880,000	5,131,320
National City Corp., 6.875%, 5/15/2019	6,000,000	7,326,396
PNC Bank National Association, 5.25%, 1/15/2017	195,000	219,048
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	4,460,000	4,744,548
Santander Holdings USA, Inc., 4.625%, 4/19/2016	140,000	138,853
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	1,080,000	995,135
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	1,080,000	1,129,464
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016	5,555,000	5,710,540
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	108,485
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,368,392

		51,927,996

Consumer Finance - 0.76%
American Express Co., 8.125%, 5/20/2019	5,585,000	7,595,784
American Express Co.[7], 6.80%, 9/1/2066	1,190,000	1,264,375
Credit Acceptance Corp., 9.125%, 2/1/2017	820,000	906,100

		9,766,259

Diversified Financial Services - 1.84%
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,828,658
Bank of America Corp., 5.75%, 8/15/2016	205,000	217,477

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 5.65%, 5/1/2018	$460,000	$507,837
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	5,249,806
Bank of America Corp.[8], 5.13%, 2/24/2026	353,000	348,594
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	130,000	160,787
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,989,504
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	695,000	728,013
CNH Capital LLC[6], 6.25%, 11/1/2016	670,000	721,925
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,407,082
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,424,694
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	975,000	994,500

		23,578,877

Insurance - 0.29%
American International Group, Inc., 4.25%, 5/15/2013	200,000	204,013
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,225,000	1,340,173
Genworth Financial, Inc., 7.625%, 9/24/2021	1,865,000	1,826,195
Hartford Financial Services Group, Inc.[7], 8.125%, 6/15/2038	235,000	258,206

		3,628,587

Real Estate Investment Trusts (REITS) - 2.49%
BioMed Realty LP, 3.85%, 4/15/2016	470,000	489,621
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	6,069,265
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,584,824
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	970,259
DuPont Fabros Technology LP, 8.50%, 12/15/2017	810,000	893,025
HCP, Inc., 6.70%, 1/30/2018	5,355,000	6,352,203
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	587,825
Health Care REIT, Inc., 4.95%, 1/15/2021	4,000,000	4,375,104
Mack-Cali Realty LP, 7.75%, 8/15/2019	605,000	755,932
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	318,180
Simon Property Group LP, 10.35%, 4/1/2019	5,080,000	7,277,014
UDR, Inc., 4.625%, 1/10/2022	1,080,000	1,168,585

		31,841,837

Total Financials		158,111,503

Health Care - 1.20%
Biotechnology - 0.48%
Amgen, Inc., 3.45%, 10/1/2020	5,750,000	6,063,835

Health Care Equipment & Supplies - 0.19%
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	395,000	449,313
Fresenius Medical Care US Finance, Inc.[6], 6.50%, 9/15/2018	745,000	831,606
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	470,000	542,262

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.[6], 6.25%, 8/1/2020	$605,000	$639,787

		2,462,968

Health Care Providers & Services - 0.29%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	620,000	649,450
HCA, Inc., 6.375%, 1/15/2015	375,000	403,359
HCA, Inc., 6.50%, 2/15/2020	345,000	385,537
Health Management Associates, Inc., 6.125%, 4/15/2016	640,000	687,200
STHI Holding Corp.[6], 8.00%, 3/15/2018	300,000	318,000
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,085,000	1,274,686

		3,718,232

Life Sciences Tools & Services - 0.06%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	630,000	717,853

Pharmaceuticals - 0.18%
Abbott Laboratories, 5.60%, 11/30/2017	330,000	404,735
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	990,000	1,198,643
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	710,000	718,875

		2,322,253

Total Health Care		15,285,141

Industrials - 3.15%
Aerospace & Defense - 0.60%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	3,052,431
Ducommun, Inc., 9.75%, 7/15/2018	295,000	305,325
Honeywell International, Inc., 5.30%, 3/1/2018	340,000	411,982
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,493,530
Textron, Inc., 7.25%, 10/1/2019	350,000	416,618

		7,679,886

Air Freight & Logistics - 0.56%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	920,000	975,200
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,237,456

		7,212,656

Airlines - 0.23%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	640,000	665,600
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	128,263	138,371
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	395,000	395,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	137,700
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	384,392
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,241,961

		2,963,024

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.09%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	$175,000	$188,563
Building Materials Corp. of America[6], 7.50%, 3/15/2020	315,000	346,500
Owens Corning, 9.00%, 6/15/2019	445,000	563,933

		1,098,996

Commercial Services & Supplies - 0.48%
Clean Harbors, Inc.[6], 5.25%, 8/1/2020	595,000	613,594
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	880,000	927,300
International Lease Finance Corp., 6.375%, 3/25/2013	385,000	394,625
International Lease Finance Corp., 5.625%, 9/20/2013	345,000	355,781
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,824,430

		6,115,730

Industrial Conglomerates - 0.48%
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	2,125,899
General Electric Capital Corp., 5.50%, 1/8/2020	2,610,000	3,075,903
General Electric Co., 5.25%, 12/6/2017	180,000	212,624
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	605,000	678,549

		6,092,975

Machinery - 0.42%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	770,000	1,000,705
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	510,000	526,575
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,542,061
Joy Global, Inc., 5.125%, 10/15/2021	325,000	360,282
Kennametal, Inc., 3.875%, 2/15/2022	840,000	887,320

		5,316,943

Marine - 0.08%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	845,000	853,450
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[6], 8.875%, 11/1/2017	240,000	240,000

		1,093,450

Road & Rail - 0.21%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	685,000	735,519
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	935,000	965,332
Union Pacific Corp., 5.65%, 5/1/2017	175,000	205,093
Union Pacific Corp., 2.95%, 1/15/2023	765,000	791,617

		2,697,561

Total Industrials		40,271,221

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology - 0.73%
Communications Equipment - 0.06%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	$405,000	$435,375
ViaSat, Inc.[6], 6.875%, 6/15/2020	300,000	309,750

		745,125

Computers & Peripherals - 0.08%
Dell, Inc., 5.875%, 6/15/2019	520,000	616,028
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	373,033

		989,061

Electronic Equipment, Instruments & Components - 0.39%
Amphenol Corp., 4.00%, 2/1/2022	305,000	322,150
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,993,837
CPI International, Inc., 8.00%, 2/15/2018	705,000	662,700

		4,978,687

IT Services - 0.08%
The Western Union Co., 5.253%, 4/1/2020	905,000	1,041,590

Office Electronics - 0.04%
Xerox Corp.[7], 1.868%, 9/13/2013	540,000	543,587

Semiconductors & Semiconductor Equipment - 0.02%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	180,000	199,800

Software - 0.06%
Oracle Corp., 3.875%, 7/15/2020	695,000	797,524

Total Information Technology		9,295,374

Materials - 2.02%
Chemicals - 0.21%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	675,000	851,355
Eastman Chemical Co., 3.60%, 8/15/2022	1,015,000	1,067,107
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	680,000	714,000

		2,632,462

Containers & Packaging - 0.07%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	290,000	299,425
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	620,000	657,200

		956,625

Metals & Mining - 0.87%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,176,091
Alcoa, Inc., 5.87%, 2/23/2022	450,000	472,808
Allegheny Technologies, Inc., 5.95%, 1/15/2021	550,000	616,197
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,780,000	1,719,749
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,095,000	1,411,100

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	$640,000	$628,800
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	1,205,000	1,209,772
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	485,000	489,850
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	410,000	413,900
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,065,000	1,182,235
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	845,000	850,368

		11,170,870

Paper & Forest Products - 0.87%
International Paper Co., 9.375%, 5/15/2019	7,350,000	9,957,861
International Paper Co., 7.50%, 8/15/2021	365,000	475,911
Sappi Papier Holding GmbH (Austria)[6], 8.375%, 6/15/2019	625,000	640,625

		11,074,397

Total Materials		25,834,354

Telecommunication Services - 0.66%
Diversified Telecommunication Services - 0.38%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	815,000	880,200
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	370,000	406,075
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	885,000	918,187
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	345,000	358,800
Verizon Communications, Inc., 3.00%, 4/1/2016	720,000	773,330
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	865,000	717,950
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	630,000	560,700
Windstream Corp., 7.50%, 6/1/2022	295,000	308,275

		4,923,517

Wireless Telecommunication Services - 0.28%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	390,000	459,266
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	224,000	246,162
NII Capital Corp., 8.875%, 12/15/2019	790,000	628,050
NII Capital Corp., 7.625%, 4/1/2021	305,000	233,325
SBA Tower Trust[6], 5.101%, 4/17/2017	200,000	218,754
SBA Tower Trust[4,6], 2.933%, 12/15/2017	1,785,000	1,785,179

		3,570,736

Total Telecommunication Services		8,494,253

Utilities - 0.54%
Electric Utilities - 0.53%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	365,000	400,051
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,587,755

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	$680,000	$826,420

		6,814,226

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	88,942

Total Utilities		6,903,168

Total Non-Convertible Corporate Bonds (Identified Cost $332,041,004)		357,677,303

TOTAL CORPORATE BONDS (Identified Cost $333,982,412)		359,642,816

MUTUAL FUNDS - 1.12%
iShares iBoxx High Yield Corporate Bond Fund	83,370	7,645,029
SPDR Barclays Capital High Yield Bond ETF	166,200	6,628,056

TOTAL MUTUAL FUNDS (Identified Cost $13,898,684)		14,273,085

U.S. TREASURY SECURITIES - 3.22%
U.S. Treasury Notes - 3.22%
U.S. Treasury Note, 0.625%, 2/28/2013	$7,500,000	7,519,920
U.S. Treasury Note, 0.25%, 1/31/2014	6,000,000	6,003,282
U.S. Treasury Note, 2.125%, 12/31/2015	10,300,000	10,918,000
U.S. Treasury Note, 2.00%, 4/30/2016	3,750,000	3,972,949
U.S. Treasury Note, 2.75%, 12/31/2017	9,150,000	10,150,781
U.S. Treasury Note, 3.75%, 11/15/2018	2,250,000	2,653,769

TOTAL U.S. TREASURY SECURITIES (Identified Cost $39,283,635)		41,218,701

ASSET-BACKED SECURITIES - 0.36%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A6, 2.20%, 9/16/2019	2,560,000	2,574,623
FDIC Trust, Series 2011-R1, Class A4,6, 2.672%, 7/25/2026	1,526,165	1,537,611
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	170,000	186,857
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	300,000	324,774

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,555,409)		4,623,865

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.78%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	$439,828	$471,824
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7], 5.916%, 5/10/2045	100,000	114,809
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,325,000	1,502,391
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	871,245
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7], 5.893%, 9/11/2038	695,000	795,819
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	952,150
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	660,000	709,835
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7] , 5.393%, 7/15/2044	480,000	536,718
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7] , 5.921%, 3/15/2049 .	100,000	114,323
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7], 5.94%, 6/10/2046	350,000	396,482
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	245,788	260,371
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	858,632	929,912
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.287%, 7/25/2048	875,000	900,173
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	1,250,000	1,316,485
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7], 6.07%, 7/10/2038	440,000	504,423
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,100,175	1,199,116
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.467%, 1/12/2043	1,210,000	1,330,313
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.361%, 12/15/2044	325,000	364,888
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.061%, 4/15/2045	1,075,000	1,230,862
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7], 6.064%, 6/15/2038	1,130,000	1,297,848
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	1,049,339	1,106,233
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.414%, 7/12/2046	100,000	113,536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	880,000	909,274
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	655,000	723,626
Morgan Stanley Capital I, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	700,000	757,377
Vornado DP LLC, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	155,000	174,500
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044	90,333	100,552
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7], 5.923%, 5/15/2043	100,000	114,223
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045	955,000	1,102,195

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043		$265,000	$293,646
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044 .		1,470,000	1,588,250

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,587,003)			22,783,399

FOREIGN GOVERNMENT BONDS - 2.31%
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	370,000	437,650
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	592,033
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015		$3,100,000	3,304,290
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015		750,000	796,800
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,620,000	1,905,768
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	4,140,500
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		1,250,000	1,471,250
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,315,000	7,701,963
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,600,000	7,762,260
Republic of Italy (Italy), 2.125%, 10/5/2012		1,460,000	1,456,642

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $28,909,231)			29,569,156

U.S. GOVERNMENT AGENCIES - 25.61%

Mortgage-Backed Securities - 7.71%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		2,207,647	2,420,179
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		194,372	213,084
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		243,366	268,223
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,398,730	1,533,387
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		310,483	342,195
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		260,248	281,036
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		2,455,672	2,692,081
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		329,600	354,948
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		465,691	501,506
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		185,098	202,570
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		207,457	224,684
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		3,700,154	4,081,407
Fannie Mae, Pool #886904, 6.50%, 9/1/2036		441,893	503,479
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		1,458,022	1,611,798
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		1,452,000	1,593,443
Fannie Mae, Pool #918516, 5.50%, 6/1/2037		732,843	804,231
Fannie Mae, Pool #933521, 5.00%, 1/1/2038		228,686	249,197
Fannie Mae, Pool #972107, 5.00%, 2/1/2038		323,640	355,347
Fannie Mae, Pool #889260, 5.00%, 4/1/2038		190,586	207,679
Fannie Mae, Pool #912948, 5.00%, 5/1/2038		403,340	439,515
Fannie Mae, Pool #975840, 5.00%, 5/1/2038		410,300	447,099

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	$5,515,872	$6,097,624
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	172,813	190,661
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	365,728	403,501
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	788,652	870,105
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	683,198	755,254
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	324,181	357,663
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	203,340	224,341
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	201,769	222,608
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	381,055	415,230
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	399,371	435,190
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	209,743	231,406
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	440,042	479,508
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	4,438,202	4,801,189
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,449,545	1,590,748
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	665,264	733,973
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	332,291	362,093
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	617,811	673,221
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	5,274,889	5,706,307
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	274,603	299,232
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	477,741	520,588
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	2,172,032	2,399,258
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	3,228,000	3,492,009
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,263,403	1,373,050
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	776,699	844,106
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	3,112,357	3,376,634
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	821,709	893,023
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	5,197,363	5,763,262
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	802,200	879,311
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	306,257	337,672
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	215,522	237,630
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	312,691	351,649
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	2,364,236	2,583,828
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	327,620	360,455
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,124,456	1,228,896
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	4,490,967	4,941,073
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	2,688,877	2,938,622
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	1,150,419	1,256,192
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	866,906	946,613
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,636,988	2,879,442
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	467,461	510,441
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,058,007	2,253,015
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	6,687,330	7,192,668
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	2,495,534	2,727,321

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	$2,139,521	$2,338,242
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	830,446	913,677
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	518,292	570,238
GNMA, Pool #671161, 5.50%, 11/15/2037	248,844	278,316

Total Mortgage-Backed Securities (Identified Cost $96,098,916)		98,564,173

Other Agencies - 17.90%
Fannie Mae, 4.375%, 3/15/2013	23,396,000	23,998,587
Fannie Mae, 2.50%, 5/15/2014	16,500,000	17,150,942
Fannie Mae, 3.00%, 9/16/2014	8,000,000	8,465,480
Fannie Mae, 0.625%, 10/30/2014	12,000,000	12,080,592
Fannie Mae, 2.375%, 7/28/2015	11,500,000	12,171,658
Fannie Mae, 5.25%, 9/15/2016	7,000,000	8,306,347
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,590,240
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,640,000	3,110,371
Federal Home Loan Bank, 5.00%, 11/17/2017	5,985,000	7,259,679
Freddie Mac, 0.875%, 10/28/2013	24,000,000	24,186,000
Freddie Mac, 0.75%, 11/25/2014	10,000,000	10,101,040
Freddie Mac, 2.875%, 2/9/2015	9,110,000	9,686,353
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,635,523
Freddie Mac, 1.00%, 3/8/2017	5,000,000	5,048,185
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,366,462
Freddie Mac, 2.375%, 1/13/2022	24,584,000	25,741,734

Total Other Agencies (Identified Cost $223,801,410)		228,899,193

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $319,900,326)		327,463,366

SHORT-TERM INVESTMENTS - 3.09%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.10%, (Identified Cost $39,549,475)	39,549,475	39,549,475

TOTAL INVESTMENTS - 99.41% (Identified Cost $1,205,743,854)		1,271,411,531
OTHER ASSETS, LESS LIABILITIES - 0.59%		7,563,785

NET ASSETS - 100%		$1,278,975,316

Investment Portfolio - July 31, 2012

(unaudited)

ADR - American Depository Receipt

EUR - Euro currency

MYR - Malaysian Ringgit

*Non-income producing security **Less than 0.01%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of July 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $91,722,903, or 7.17%, of the Series’ net assets as of July 31, 2012.

7The coupon rate is floating and is the effective rate as of July 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2012.

9Rate shown is the current yield as of July 31, 2012.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,209,275,593
Unrealized appreciation	78,910,800
Unrealized depreciation	(16,774,862)

Net unrealized appreciation	$62,135,938

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$55,747,745	$48,771,428	$6,976,317	$—
Consumer Staples	51,871,623	42,803,758	9,067,865	—
Energy	50,850,563	50,517,555	333,008	—
Financials	74,776,795	71,015,972	3,760,823	—
Health Care	57,349,809	54,319,640	3,030,169	—
Industrials	41,075,346	34,662,571	6,412,775	—
Information Technology	63,332,096	59,286,497	4,045,599	—
Materials	26,101,871	23,085,897	3,015,974	—
Telecommunication Services	5,753,066	2,086,490	3,666,576	—
Utilities	1,640,101	1,494,379	145,722	—

Investment Portfolio - July 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Preferred Securities:
Financials	$3,788,653	$2,971,912	$816,741	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	368,682,067	—	368,682,067	—
Corporate Debt:
Consumer Discretionary	56,953,512	—	56,953,512	—
Consumer Staples	10,602,427	—	10,602,427	—
Energy	25,926,350	—	25,926,350	—
Financials	158,111,503	—	158,111,503	—
Health Care	15,285,141	—	15,285,141	—
Industrials	40,271,221	—	40,271,221	—
Information Technology	9,295,374	—	9,295,374	—
Materials	25,834,354	—	25,834,354	—
Telecommunication Services	8,494,253	—	8,494,253	—
Utilities	6,903,168	—	6,903,168	—
Convertible corporate debt:
Financials	479,700	—	479,700	—
Health Care	163,350	—	163,350	—
Information Technology	66,400	—	66,400	—
Materials	1,256,063	—	1,256,063	—
Asset-backed securities	4,623,865	—	4,623,865	—
Commercial mortgage-backed securities	22,783,399	—	22,783,399	—
Foreign government bonds	29,569,156	—	29,569,156	—
Mutual funds	53,822,560	53,822,560	—	—

Total assets	$1,271,411,531	$444,838,659	$826,572,872	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 44.79%
Consumer Discretionary - 7.30%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)[1]	13,160	$482,376

Automobiles - 0.48%
Hyundai Motor Co. (South Korea)[1]	1,100	228,519
Suzuki Motor Corp. (Japan)[1]	9,500	173,578
Tesla Motors, Inc.*	11,910	326,572
Toyota Motor Corp. (Japan)[1]	5,200	198,831
Toyota Motor Corp. - ADR (Japan)	66,070	5,055,016
Yamaha Motor Co. Ltd. (Japan)[1]	24,400	206,088

		6,188,604

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	47,340	278,577

Diversified Consumer Services - 0.03%
Anhanguera Educacional Participacoes S.A. (Brazil)	22,890	325,053

Hotels, Restaurants & Leisure - 1.20%
7 Days Group Holdings Ltd. - ADR (Cayman Islands)*	2,710	25,853
Accor S.A. (France)[1]	154,180	5,116,524
BJ’s Restaurants, Inc.*	4,090	161,882
Carnival Corp.	271,880	9,048,166
Hyatt Hotels Corp. - Class A*	5,310	188,771
InterContinental Hotels Group plc (United Kingdom)[1]	21,040	519,806
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	46,090	420,341

		15,481,343

Household Durables - 0.18%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	58,197
DR Horton, Inc.	22,160	390,681
Lennar Corp. - Class A	20,240	591,210
LG Electronics, Inc. (South Korea)[1]	4,910	268,421
NVR, Inc.*	430	332,811
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	175,378
Toll Brothers, Inc.*	16,510	481,597

		2,298,295

Internet & Catalog Retail - 0.53%
Amazon.com, Inc.*	22,030	5,139,599
Blue Nile, Inc.*	1,880	48,278
HomeAway, Inc.*	25,030	574,689
Ocado Group plc (United Kingdom)*[1]	215,910	249,763
Shutterfly, Inc.*	24,430	802,037

		6,814,366

1

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 4.55%
British Sky Broadcasting Group plc (United Kingdom)[1]	12,750	$142,221
DIRECTV - Class A*	203,480	10,104,817
Imax Corp. (Canada)*	17,710	392,454
Mediaset Espana Comunicacion S.A. (Spain)[1]	119,970	597,778
News Corp. - Class A	269,860	6,212,177
Reed Elsevier plc - ADR (United Kingdom)	4,434	149,381
Societe Television Francaise 1 (France)[1]	37,310	313,876
Time Warner, Inc.	430,240	16,830,989
Valassis Communications, Inc.*	8,290	186,940
Virgin Media, Inc. - ADR (United Kingdom)	419,040	11,473,315
The Walt Disney Co.	233,780	11,487,949
Wolters Kluwer N.V. (Netherlands)[1]	15,630	259,633
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	343,039

		58,494,569

Multiline Retail - 0.04%
Marks & Spencer Group plc (United Kingdom)[1]	42,270	220,543
PPR (France)[1]	1,625	242,967

		463,510

Specialty Retail - 0.21%
Aeropostale, Inc.*	12,520	246,894
American Eagle Outfitters, Inc.	15,280	318,130
Belle International Holdings Ltd. (Hong Kong)[1]	113,000	207,656
Chico’s FAS, Inc.	12,980	198,854
Dick’s Sporting Goods, Inc.	11,070	543,758
Group 1 Automotive, Inc.	2,890	155,338
Inditex S.A. (Spain)[1]	1,900	195,549
KOMERI Co. Ltd. (Japan)[1]	4,800	119,922
Penske Automotive Group, Inc.	7,670	183,313
Select Comfort Corp.*	4,210	109,502
Sonic Automotive, Inc. - Class A	12,780	218,794
Teavana Holdings, Inc.*	14,580	163,296

		2,661,006

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)[1]	4,150	311,261

Total Consumer Discretionary		93,798,960

Consumer Staples - 4.20%
Beverages - 1.04%
Anheuser-Busch InBev N.V. (Belgium)[1]	145,040	11,476,065
The Boston Beer Co., Inc. - Class A*	2,040	219,749
C&C Group plc (Ireland)[1]	40,880	179,567

2

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Beverages (continued)
Carlsberg A/S - Class B (Denmark)[1]	4,100	$331,399
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,630	240,415
Diageo plc (United Kingdom)[1]	22,700	606,761
Kirin Holdings Co. Ltd. (Japan)[1]	15,200	172,414
SABMiller plc (United Kingdom)[1]	3,710	159,965

		13,386,335

Food & Staples Retailing - 0.17%
Carrefour S.A. (France)[1]	23,260	416,210
Casino Guichard-Perrachon S.A. (France)[1]	2,420	202,948
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	55,640	274,760
Koninklijke Ahold N.V. (Netherlands)[1]	32,290	393,045
Tesco plc (United Kingdom)[1]	182,805	910,180

		2,197,143

Food Products - 2.86%
Barry Callebaut AG (Switzerland)[1]	370	333,960
Biostime International Holdings Ltd. (Cayman Islands)[1]	37,000	82,579
BRF - Brasil Foods S.A. (Brazil)	16,810	240,026
Charoen Pokphand Foods PCL (Thailand)[1]	182,500	191,965
Danone S.A. (France)[1]	13,550	823,619
Flowers Foods, Inc.	8,085	172,776
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	344,901
Kraft Foods, Inc. - Class A	245,260	9,739,275
M Dias Branco S.A. (Brazil)	5,100	143,105
Nestle S.A. (Switzerland)[1]	131,880	8,102,209
Suedzucker AG (Germany)[1]	6,710	231,185
Unilever plc - ADR (United Kingdom)	451,779	16,178,206
Universal Robina Corp. (Philippines)[1]	154,910	217,529

		36,801,335

Household Products - 0.06%
Reckitt Benckiser Group plc (United Kingdom)[1]	13,150	721,638

Personal Products - 0.05%
Beiersdorf AG (Germany)[1]	3,150	208,613
Kao Corp. (Japan)[1]	3,300	89,187
Natura Cosmeticos S.A. (Brazil)	15,200	397,060

		694,860

Tobacco - 0.02%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	225,142

Total Consumer Staples		54,026,453

3

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 5.26%
Energy Equipment & Services - 2.04%
Baker Hughes, Inc.	176,990	$8,198,177
Bourbon S.A. (France)[1]	1,950	51,516
Calfrac Well Services Ltd. (Canada)	9,700	229,237
CARBO Ceramics, Inc.	970	62,255
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,310	151,990
Gulfmark Offshore, Inc. - Class A*	2,680	96,346
Heckmann Corp.*	37,210	114,607
Hornbeck Offshore Services, Inc.*	2,400	101,640
ION Geophysical Corp.*	18,000	119,700
Key Energy Services, Inc.*	12,140	97,241
Petroleum Geo-Services ASA (Norway)[1]	16,200	237,058
Poseidon Concepts Corp. (Canada)	11,750	162,861
Schlumberger Ltd.	128,615	9,165,105
Trican Well Service Ltd. (Canada)	40,240	483,113
Weatherford International Ltd. - ADR (Switzerland)*	577,420	6,957,911

		26,228,757

Oil, Gas & Consumable Fuels - 3.22%
Apache Corp.	34,270	2,951,332
Cameco Corp. (Canada)	18,770	392,293
Cloud Peak Energy, Inc.*	12,120	200,586
Encana Corp. (Canada)	6,550	145,738
EOG Resources, Inc.	29,750	2,915,798
Hess Corp.	502,940	23,718,650
Pacific Rubiales Energy Corp. (Canada)	10,100	228,518
Paladin Energy Ltd. (Australia)*[2]	140,800	172,692
Petroleo Brasileiro S.A. - ADR (Brazil)	245,390	4,669,772
Range Resources Corp.	74,310	4,651,806
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	218,171
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	479,102
Statoil ASA (Norway)[1]	10,790	256,441
Talisman Energy, Inc. (Canada)	34,450	425,966

		41,426,865

Total Energy		67,655,622

Financials - 5.85%
Capital Markets - 0.06%
The Charles Schwab Corp.	38,300	483,729
Deutsche Bank AG (Germany)[1]	10,200	309,680

		793,409

Commercial Banks - 0.42%
Barclays plc (United Kingdom)[1]	98,070	255,412

4

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
BNP Paribas S.A. (France)[1]	9,640	$356,100
CIT Group, Inc.*	13,970	510,184
First Commonwealth Financial Corp.	122,150	856,272
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	467,548
HSBC Holdings plc (United Kingdom)[1]	32,900	274,848
HSBC Holdings plc - ADR (United Kingdom)	14,572	609,110
ICICI Bank Ltd. - ADR (India)	16,350	566,037
Standard Chartered plc (United Kingdom)[1]	12,270	280,885
U.S. Bancorp	18,760	628,460
Wells Fargo & Co.	17,330	585,927

		5,390,783

Consumer Finance - 1.31%
American Express Co.	111,500	6,434,665
Discover Financial Services	289,530	10,411,499

		16,846,164

Diversified Financial Services - 1.13%
CME Group, Inc.	14,550	758,201
Deutsche Boerse AG (Germany)[1]	6,940	345,256
JPMorgan Chase & Co.	28,640	1,031,040
JSE Ltd. (South Africa)[1]	154,180	1,406,317
Moody’s Corp.	270,140	10,948,774

		14,489,588

Insurance - 0.34%
Admiral Group plc (United Kingdom)[1]	44,640	763,023
Allianz SE (Germany)[1]	7,010	695,454
The Allstate Corp.	17,600	603,680
AXA S.A. (France)[1]	4,080	49,571
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	78,700	697,439
Mapfre S.A. (Spain)[1]	314,900	572,589
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	499,467
Zurich Insurance Group AG (Switzerland)[1]	2,280	506,029

		4,387,252

Real Estate Investment Trusts (REITS) - 2.53%
Alexandria Real Estate Equities, Inc.	24,640	1,810,547
Alstria Office REIT AG (Germany)[1]	38,200	425,277
American Assets Trust, Inc.	12,960	336,960
American Campus Communities, Inc.	14,830	706,798
Apartment Investment & Management Co. - Class A	14,110	387,037
Associated Estates Realty Corp.	19,940	297,704
AvalonBay Communities, Inc.	2,130	313,302

5

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
BioMed Realty Trust, Inc.	161,140	$3,029,432
Boston Properties, Inc.	8,650	959,285
Camden Property Trust	6,420	457,810
CBL & Associates Properties, Inc.	14,580	287,663
Cedar Realty Trust, Inc.	14,260	73,439
Coresite Realty Corp.	17,260	460,152
Corporate Office Properties Trust	111,150	2,474,199
CubeSmart	30,510	365,815
Digital Realty Trust, Inc.	45,990	3,590,439
DuPont Fabros Technology, Inc.	123,780	3,329,682
Education Realty Trust, Inc.	32,910	385,705
Equity Lifestyle Properties, Inc.	4,600	330,832
Equity One, Inc.	16,730	362,874
Equity Residential	4,640	293,758
General Growth Properties, Inc.	29,160	528,379
HCP, Inc.	16,710	788,879
Health Care REIT, Inc.	12,490	777,253
Healthcare Realty Trust, Inc.	10,040	246,582
Home Properties, Inc.	10,250	672,503
Host Hotels & Resorts, Inc.	51,294	752,996
Kimco Realty Corp.	11,120	216,729
Land Securities Group plc (United Kingdom)[1]	31,610	390,453
LTC Properties, Inc.	7,050	251,685
The Macerich Co.	4,210	245,906
Mack-Cali Realty Corp.	11,970	320,676
Mid-America Apartment Communities, Inc.	9,110	630,685
National Retail Properties, Inc.	11,060	326,270
Pebblebrook Hotel Trust	47,130	1,070,794
Potlatch Corp.	3,130	108,329
ProLogis, Inc.	7,550	244,092
Public Storage	2,330	347,054
Realty Income Corp.	9,080	374,096
Simon Property Group, Inc.	8,330	1,336,882
Sovran Self Storage, Inc.	12,950	739,445
Tanger Factory Outlet Centers	6,410	206,402
Taubman Centers, Inc.	3,490	270,545
UDR, Inc.	32,900	875,469
Unibail-Rodamco SE (France)[1]	1,110	212,839

		32,613,653

Real Estate Management & Development - 0.05%
General Shopping Brasil S.A. (Brazil)*	106,230	460,855

6

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development (continued)
Thomas Properties Group, Inc.	31,900	$160,776

		621,631

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	8,370	137,986

Total Financials		75,280,466

Health Care - 4.63%
Biotechnology - 0.23%
Genomic Health, Inc.*	19,000	637,830
Myriad Genetics, Inc.*	77,240	1,919,414
Protalix BioTherapeutics, Inc.*	71,850	418,167

		2,975,411

Health Care Equipment & Supplies - 1.20%
Abaxis, Inc.*	31,440	1,122,094
Alere, Inc.*	46,300	873,681
Becton, Dickinson and Co.	79,980	6,055,286
BioMerieux (France)[1]	10,240	871,156
DexCom, Inc.*	49,820	548,518
HeartWare International, Inc.*	9,220	823,254
Insulet Corp.*	66,470	1,300,153
MAKO Surgical Corp.*	35,040	446,410
Mindray Medical International Ltd. - ADR (China)	15,430	459,814
Neogen Corp.*	6,500	250,055
Quidel Corp.*	52,280	819,228
Sirona Dental Systems, Inc.*	12,740	550,750
Straumann Holding AG (Switzerland)[1]	5,370	720,686
Thoratec Corp.*	18,980	651,204

		15,492,289

Health Care Providers & Services - 0.22%
Amil Participacoes S.A. (Brazil)	34,230	329,404
Life Healthcare Group Holdings Ltd. (South Africa)[1]	19,899	80,632
Odontoprev S.A. (Brazil)	117,630	567,715
Sonic Healthcare Ltd. (Australia)[1]	140,860	1,868,383

		2,846,134

Health Care Technology - 1.20%
Allscripts Healthcare Solutions, Inc.*	406,610	3,740,812
Cerner Corp.*	144,538	10,684,249
Computer Programs & Systems, Inc.	10,140	501,930
Greenway Medical Technologies, Inc.*	34,630	474,085

		15,401,076

7

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 1.32%
Gerresheimer AG (Germany)[1]	7,520	$351,877
Lonza Group AG (Switzerland)[1]	21,330	962,069
Luminex Corp.*	40,140	687,598
QIAGEN N.V. (Netherlands)*[1]	11,170	198,944
QIAGEN N.V. - ADR (Netherlands)*	534,010	9,403,916
Waters Corp.*	54,180	4,197,866
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	82,460	1,114,859

		16,917,129

Pharmaceuticals - 0.46%
AstraZeneca plc (United Kingdom)[1]	1,890	88,266
AstraZeneca plc - ADR (United Kingdom)	11,950	559,380
Bayer AG (Germany)[1]	9,575	727,249
Dr. Reddy’s Laboratories Ltd. - ADR (India)	14,350	416,437
GlaxoSmithKline plc (United Kingdom)[1]	12,270	282,328
Green Cross Corp. (South Korea)[1]	9,080	1,159,818
Novo Nordisk A/S - Class B (Denmark)[1]	2,330	359,257
Optimer Pharmaceuticals, Inc.*	44,130	602,816
Sanofi (France)[1]	1,960	159,912
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,700	114,864
Shire plc (Ireland)[1]	16,965	489,355
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	110,231
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	296,044
UCB S.A. (Belgium)[1]	10,740	537,297

		5,903,254

Total Health Care		59,535,293

Industrials - 4.57%
Aerospace & Defense - 0.02%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,190	222,122

Air Freight & Logistics - 0.06%
FedEx Corp.	7,400	668,220
PostNL N.V. (Netherlands)[1]	21,048	85,593

		753,813

Airlines - 1.24%
Copa Holdings S.A. - ADR - Class A (Panama)	9,310	721,804
Deutsche Lufthansa AG (Germany)[1]	15,825	198,920
Ryanair Holdings plc - ADR (Ireland)*	20,830	613,652
Southwest Airlines Co.	1,463,395	13,448,600
Spirit Airlines, Inc.*	30,300	651,753
US Airways Group, Inc.*	28,360	325,006

		15,959,735

8

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 0.12%
Edenred (France)[1]	34,340	$904,897
Interface, Inc.	4,760	63,118
Ritchie Bros. Auctioneers, Inc. (Canada)	10,800	227,556
Tomra Systems ASA (Norway)[1]	49,750	390,724

		1,586,295

Construction & Engineering - 0.02%
MYR Group, Inc.*	18,750	306,000

Electrical Equipment - 0.15%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	14,800	256,780
Alstom S.A. (France)[1]	15,620	517,663
Nexans S.A. (France)[1]	1,630	71,071
Polypore International, Inc.*	16,960	630,234
Prysmian S.p.A. (Italy)[1]	14,760	236,414
Schneider Electric S.A. (France)[1]	3,960	223,276

		1,935,438

Industrial Conglomerates - 0.62%
Siemens AG (Germany)[1]	93,370	7,912,119

Machinery - 1.30%
AGCO Corp.*	5,300	232,352
Astec Industries, Inc.*	2,450	71,540
FANUC Corp. (Japan)[1]	3,800	586,676
Flowserve Corp.	63,650	7,636,727
Graham Corp.	7,910	134,866
Pall Corp.	108,730	5,807,269
Pentair, Inc.	6,900	302,427
Titan International, Inc.	8,050	166,394
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	20,300	385,796
Wabash National Corp.*	42,470	287,947
Westport Innovations, Inc. - ADR (Canada)*	29,170	1,097,667

		16,709,661

Marine - 0.04%
Baltic Trading Ltd.	10,880	34,598
D/S Norden A/S (Denmark)[1]	6,410	156,951
Diana Shipping, Inc. - ADR (Greece)*	4,820	32,198
Mitsui OSK Lines Ltd. (Japan)[1]	16,000	48,287
Nippon Yusen Kabushiki Kaisha (Japan)[1]	26,000	57,532
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	89,000	39,363
Sinotrans Shipping Ltd. (Hong Kong)[1]	656,500	136,786

		505,715

9

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 0.33%
Experian plc (Ireland)[1]	20,290	$300,861
Manpower, Inc.	88,690	3,155,590
Qualicorp S.A. (Brazil)*	87,570	778,609

		4,235,060

Road & Rail - 0.54%
All America Latina Logistica S.A. (Brazil)	172,990	798,597
Norfolk Southern Corp.	82,640	6,119,492

		6,918,089

Trading Companies & Distributors - 0.04%
Fastenal Co.	3,300	142,296
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	25,200	342,854
MSC Industrial Direct Co., Inc. - Class A	1,060	72,854

		558,004

Transportation Infrastructure - 0.09%
Groupe Eurotunnel S.A. (France)[1]	74,880	531,950
Malaysia Airports Holdings Berhad (Malaysia)[1]	379,920	674,773

		1,206,723

Total Industrials		58,808,774

Information Technology - 9.18%
Communications Equipment - 1.76%
Alcatel-Lucent - ADR (France)*	417,200	458,920
Infinera Corp.*	156,790	865,481
Juniper Networks, Inc.*	830,640	14,561,119
Polycom, Inc.*	59,190	517,321
Qualcomm, Inc.	92,180	5,501,302
Riverbed Technology, Inc.*	41,230	727,297

		22,631,440

Computers & Peripherals - 1.73%
Apple, Inc.*	1,460	891,710
EMC Corp.*	793,320	20,792,917
Immersion Corp.*	87,100	486,889

		22,171,516

Electronic Equipment, Instruments & Components - 0.72%
Amphenol Corp. - Class A	9,630	567,014
Corning, Inc.	631,140	7,201,307
Hitachi Ltd. (Japan)[1]	114,200	673,260
Keyence Corp. (Japan)[1]	1,123	279,695

10

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Rofin-Sinar Technologies, Inc.*	29,080	$527,220

		9,248,496

Internet Software & Services - 1.90%
The Active Network, Inc.*	64,730	918,519
Google, Inc. - Class A*	33,566	21,246,271
LogMeIn, Inc.*	5,360	101,572
NHN Corp. (South Korea)[1]	2,280	552,555
Tencent Holdings Ltd. (China)[1]	32,700	970,845
Velti plc - ADR (Ireland)*	114,130	622,009

		24,411,771

IT Services - 1.51%
Amadeus IT Holding S.A. - Class A (Spain)[1]	246,240	5,317,007
Amdocs Ltd. - ADR (Guernsey)	31,560	938,910
Cap Gemini S.A. (France)[1]	31,780	1,159,642
Euronet Worldwide, Inc.*	51,000	932,280
Interxion Holding NV - ADR (Netherlands)*	5,650	108,763
MasterCard, Inc. - Class A	22,520	9,831,556
Sapient Corp.*	16,910	168,424
The Western Union Co.	57,530	1,002,748

		19,459,330

Semiconductors & Semiconductor Equipment - 0.13%
Samsung Electronics Co. Ltd. (South Korea)[1]	590	678,218
Sumco Corp. (Japan)*[1]	49,600	376,190
Tokyo Electron Ltd. (Japan)[1]	12,160	564,645

		1,619,053

Software - 1.43%
Autodesk, Inc.*	274,800	9,321,216
Aveva Group plc (United Kingdom)[1]	11,560	322,884
Electronic Arts, Inc.*	653,460	7,201,129
RealPage, Inc.*	37,090	824,140
SAP AG (Germany)[1]	12,150	771,078

		18,440,447

Total Information Technology		117,982,053

Materials - 2.80%
Chemicals - 2.27%
Air Products & Chemicals, Inc.	58,630	4,715,611
BASF SE (Germany)[1]	11,720	855,618
Calgon Carbon Corp.*	21,105	292,093
Flotek Industries, Inc.*	9,940	97,114

11

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Johnson Matthey plc (United Kingdom)[1]	12,700	$432,946
Linde AG (Germany)[1]	4,880	725,808
Monsanto Co.	192,970	16,522,091
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,200	111,053
Syngenta AG (Switzerland)[1]	15,970	5,445,484

		29,197,818

Construction Materials - 0.03%
CRH plc (Ireland)[1]	10,340	187,661
Holcim Ltd. (Switzerland)[1]	2,450	144,178

		331,839

Metals & Mining - 0.50%
Alcoa, Inc.	715,090	6,056,812
Alumina Ltd. (Australia)[1]	146,840	103,364
Norsk Hydro ASA (Norway)[1]	18,130	73,634
Umicore S.A. (Belgium)[1]	5,030	222,564

		6,456,374

Total Materials		35,986,031

Telecommunication Services - 0.93%
Diversified Telecommunication Services - 0.81%
Swisscom AG - ADR (Switzerland)[4]	7,815	311,428
Telefonica S.A. - ADR (Spain)	37,580	426,533
Telenor ASA (Norway)[1]	546,330	9,238,117
Telenor ASA - ADR (Norway)[4]	8,880	451,548

		10,427,626

Wireless Telecommunication Services - 0.12%
DiGi.com Berhad (Malaysia)[1]	476,000	673,707
MTN Group Ltd. (South Africa)[1]	8,310	149,397
SK Telecom Co. Ltd. - ADR (South Korea)	48,180	668,257

		1,491,361

Total Telecommunication Services		11,918,987

Utilities - 0.07%
Multi-Utilities - 0.05%
E.ON AG (Germany)[1]	14,270	303,695
GDF Suez (France)[1]	3,795	84,686
National Grid plc (United Kingdom)[1]	20,900	216,790

		605,171

12

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	$326,029

Total Utilities		931,200

TOTAL COMMON STOCKS (Identified Cost $546,830,053)		575,923,839

PREFERRED STOCKS - 0.36%
Financials - 0.36%
Commercial Banks - 0.19%
BB&T Corp., Series D (non-cumulative), 5.85%	44,000	1,158,960
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	350,000	360,585
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	29,800	864,498

		2,384,043

Diversified Financial Services - 0.09%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	1,085,000	1,170,867

Real Estate Investment Trusts (REITS) - 0.08%
Public Storage, Series Q, 6.50%	37,110	1,049,100

Total Financials		4,604,010

TOTAL PREFERRED STOCKS (Identified Cost $4,215,668)		4,604,010

CORPORATE BONDS - 23.93%
Convertible Corporate Bonds - 0.23%
Financials - 0.07%
Real Estate Investment Trusts (REITS) - 0.07%
BioMed Realty LP6 , 3.75%, 1/15/2030	$825,000	965,250

Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Alere, Inc., 3.00%, 5/15/2016	330,000	299,475
Medtronic, Inc., 1.625%, 4/15/2013	90,000	90,562

		390,037

Total Health Care		390,037

Information Technology - 0.03%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	356,900

13

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Materials - 0.10%
Containers & Packaging - 0.10%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	$1,320,000	$1,270,500

Total Convertible Corporate Bonds (Identified Cost $2,885,806)		2,982,687

Non-Convertible Corporate Bonds - 23.70%
Consumer Discretionary - 2.65%
Auto Components - 0.07%
Exide Technologies, 8.625%, 2/1/2018	380,000	302,100
UCI International, Inc., 8.625%, 2/15/2019	625,000	636,719

		938,819

Hotels, Restaurants & Leisure - 0.36%
Choice Hotels International, Inc., 5.70%, 8/28/2020	640,000	674,400
International Game Technology, 7.50%, 6/15/2019	2,415,000	2,908,334
Yum! Brands, Inc., 3.875%, 11/1/2020	960,000	1,053,291

		4,636,025

Household Durables - 0.52%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	2,035,612
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	620,000	658,750
Tupperware Brands Corp., 4.75%, 6/1/2021	3,750,000	3,945,851

		6,640,213

Media - 0.98%
Cablevision Systems Corp., 8.625%, 9/15/2017	535,000	611,237
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	210,000	227,325
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,740,000	1,997,591
Discovery Communications LLC, 5.05%, 6/1/2020	1,715,000	1,997,596
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	545,000	585,875
Nara Cable Funding Ltd. (Ireland)[6], 8.875%, 12/1/2018	680,000	598,400
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,940,000	2,301,360
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	555,000	629,925
Time Warner, Inc., 4.75%, 3/29/2021	1,435,000	1,655,872
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 8.125%, 12/1/2017	865,000	938,525
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 7.50%, 3/15/2019	310,000	333,250
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	735,000	797,475

		12,674,431

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	790,000	977,839

Specialty Retail - 0.53%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	2,096,548

14

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
The Home Depot, Inc., 5.40%, 3/1/2016	$1,615,000	$1,868,624
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	749,847
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	1,006,746
Rent-A-Center, Inc., 6.625%, 11/15/2020	1,025,000	1,105,719

		6,827,484

Textiles, Apparel & Luxury Goods - 0.11%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	615,000	597,319
VF Corp., 5.95%, 11/1/2017	640,000	762,540

		1,359,859

Total Consumer Discretionary		34,054,670

Consumer Staples - 0.30%
Beverages - 0.11%
Beam, Inc., 5.375%, 1/15/2016	234,000	264,459
Constellation Brands, Inc., 7.25%, 9/1/2016	565,000	645,512
Constellation Brands, Inc., 7.25%, 5/15/2017	290,000	334,587
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	252,803

		1,497,361

Food Products - 0.19%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	600,000	618,000
Kraft Foods Group, Inc.[6], 6.125%, 8/23/2018	702,000	869,686
Kraft Foods, Inc., 6.125%, 2/1/2018	248,000	303,772
Minerva Luxembourg S.A. (Luxembourg)[6], 12.25%, 2/10/2022	575,000	610,938

		2,402,396

Total Consumer Staples		3,899,757

Energy - 1.42%
Energy Equipment & Services - 0.82%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,464,869
Calfrac Holdings LP6, 7.50%, 12/1/2020	1,230,000	1,174,650
Global Geophysical Services, Inc., 10.50%, 5/1/2017	325,000	307,937
Schlumberger Oilfield plc (United Kingdom)[6], 4.20%, 1/15/2021	905,000	1,033,372
SESI LLC, 6.375%, 5/1/2019	565,000	600,312
Thermon Industries, Inc., 9.50%, 5/1/2017	481,000	529,100
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,175,000	5,487,261

		10,597,501

Oil, Gas & Consumable Fuels - 0.60%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,100,000	2,430,053
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	567,570

15

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 8.25%, 9/1/2021	$550,000	$596,750
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	1,130,000	1,028,300
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	560,000	620,200
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	655,000	661,550
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	680,000	708,900
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	484,762
Tesoro Corp., 9.75%, 6/1/2019	485,000	550,475

		7,648,560

Total Energy		18,246,061

Financials - 11.45%
Capital Markets - 3.14%
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	4,045,000	4,114,979
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	5,316,725
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	5,710,000	5,955,707
GFI Group, Inc., 8.375%, 7/19/2018	800,000	694,000
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	772,734
Goldman Sachs Capital II7, 4.00%, 6/1/2043	1,215,000	869,709
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	998,613
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,569,820
Innovation Ventures LLC - Innovation Ventures Finance Corp.[6], 9.50%, 8/15/2019	325,000	323,375
Jefferies Group, Inc., 8.50%, 7/15/2019	2,470,000	2,723,175
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,625,000	4,633,154
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,442,817
Morgan Stanley, 5.55%, 4/27/2017	687,000	708,619
Morgan Stanley, 7.30%, 5/13/2019	940,000	1,037,340
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,257,523
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,933,098

		40,351,388

Commercial Banks - 3.57%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	3,430,000	3,490,711
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	2,730,000	2,906,358
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	2,200,000	2,222,660
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	4,045,000	4,166,350
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	4,045,000	4,144,539
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	2,450,000	2,502,771
CIT Group, Inc.[4], 4.25%, 8/15/2017	590,000	590,000
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	975,000	877,733
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,495,774

16

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	$2,050,000	$2,420,788
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	4,650,000	4,889,475
National City Corp., 6.875%, 5/15/2019	820,000	1,001,274
PNC Bank National Association, 5.25%, 1/15/2017	545,000	612,212
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	5,215,000	5,547,717
Santander Holdings USA, Inc., 4.625%, 4/19/2016	260,000	257,869
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	900,000	829,279
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	4,045,000	4,230,261
The Toronto-Dominion Bank (Canada)[6], 1.625%, 9/14/2016	2,300,000	2,364,400
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,394,930

		45,945,101

Consumer Finance - 0.73%
American Express Co., 8.125%, 5/20/2019	5,465,000	7,432,580
American Express Co.[7], 6.80%, 9/1/2066	950,000	1,009,375
Credit Acceptance Corp., 9.125%, 2/1/2017	865,000	955,825

		9,397,780

Diversified Financial Services - 1.73%
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,039,647
Bank of America Corp., 5.65%, 5/1/2018	850,000	938,394
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,420,136
Bank of America Corp.[8], 5.13%, 2/24/2026	940,000	928,268
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,739,062
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	635,000	665,162
CNH Capital LLC[6], 6.25%, 11/1/2016	575,000	619,562
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,360,001
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,586,265
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	985,000	1,004,700

		22,301,197

Insurance - 0.42%
American International Group, Inc., 4.25%, 5/15/2013	485,000	494,731
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,171,628
Genworth Financial, Inc., 7.625%, 9/24/2021	2,175,000	2,129,745
Hartford Financial Services Group, Inc.[7] , 8.125%, 6/15/2038	485,000	532,894

		5,328,998

Real Estate Investment Trusts (REITS) - 1.86%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	989,660
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,514,370
Boston Properties LP, 5.625%, 11/15/2020	410,000	483,784
Camden Property Trust, 5.70%, 5/15/2017	705,000	802,776

17

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.875%, 2/1/2020	$4,750,000	$5,374,340
DuPont Fabros Technology LP, 8.50%, 12/15/2017	840,000	926,100
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,359,355
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,114,772
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	962,096
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,633
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,518,432
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,142,406

		23,926,724

Total Financials		147,251,188

Health Care - 1.35%
Biotechnology - 0.39%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	5,009,255

Health Care Equipment & Supplies - 0.31%
CR Bard, Inc., 4.40%, 1/15/2021	905,000	1,039,695
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	785,000	892,938
Fresenius Medical Care US Finance, Inc.[6], 6.50%, 9/15/2018	315,000	351,619
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	975,000	1,124,906
Hologic, Inc.[6], 6.25%, 8/1/2020	610,000	645,075

		4,054,233

Health Care Providers & Services - 0.41%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	630,000	659,925
HCA, Inc., 6.375%, 1/15/2015	680,000	731,425
HCA, Inc., 6.50%, 2/15/2020	200,000	223,500
Health Management Associates, Inc., 6.125%, 4/15/2016	1,185,000	1,272,394
STHI Holding Corp.[6], 8.00%, 3/15/2018	600,000	636,000
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,450,000	1,703,498

		5,226,742

Life Sciences Tools & Services - 0.07%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	830,000	945,743

Pharmaceuticals - 0.17%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,543,706
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	645,000	653,063

		2,196,769

Total Health Care		17,432,742

Industrials - 2.88%
Aerospace & Defense - 0.26%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,500,884

18

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Ducommun, Inc., 9.75%, 7/15/2018	$570,000	$589,950
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,190,337

		3,281,171

Air Freight & Logistics - 0.14%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	1,045,000	1,107,700
FedEx Corp., 8.00%, 1/15/2019	570,000	758,070

		1,865,770

Airlines - 0.37%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	1,190,000	1,237,600
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	293,174	316,276
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	515,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	295,800
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,115,278
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,299,996

		4,779,950

Building Products - 0.16%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	345,000	371,737
Building Materials Corp. of America[6], 7.50%, 3/15/2020	555,000	610,500
Owens Corning, 9.00%, 6/15/2019	830,000	1,051,830

		2,034,067

Commercial Services & Supplies - 0.33%
Clean Harbors, Inc.[6], 5.25%, 8/1/2020	600,000	618,750
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	795,000	837,731
International Lease Finance Corp., 5.625%, 9/20/2013	630,000	649,687
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,122,559

		4,228,727

Industrial Conglomerates - 0.64%
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	395,653
General Electric Capital Corp., 5.50%, 1/8/2020	4,860,000	5,727,544
General Electric Co., 5.25%, 12/6/2017	550,000	649,686
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	1,350,000	1,514,118

		8,287,001

Machinery - 0.53%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,949,425
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	388,881
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	830,000	856,975
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	143,440
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,338,449

19

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Kennametal, Inc., 3.875%, 2/15/2022	$1,055,000	$1,114,431

		6,791,601

Marine - 0.09%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	900,000	909,000
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[6], 8.875%, 11/1/2017	190,000	190,000

		1,099,000

Road & Rail - 0.36%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	595,000	638,881
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	2,305,000	2,379,777
Union Pacific Corp., 5.65%, 5/1/2017	815,000	955,147
Union Pacific Corp., 7.875%, 1/15/2019	495,000	651,673

		4,625,478

Total Industrials		36,992,765

Information Technology - 0.59%
Communications Equipment - 0.10%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	640,000	688,000
ViaSat, Inc.[6], 6.875%, 6/15/2020	555,000	573,037

		1,261,037

Computers & Peripherals - 0.19%
Dell, Inc., 5.875%, 6/15/2019	1,250,000	1,480,836
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	921,279

		2,402,115

Electronic Equipment, Instruments & Components - 0.14%
Amphenol Corp., 4.00%, 2/1/2022	565,000	596,769
Corning, Inc., 6.625%, 5/15/2019	460,000	574,114
CPI International, Inc., 8.00%, 2/15/2018	680,000	639,200

		1,810,083

IT Services - 0.12%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,553,753

Semiconductors & Semiconductor Equipment - 0.04%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	465,000	516,150

Total Information Technology		7,543,138

20

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 2.00%
Chemicals - 0.25%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	$1,185,000	$1,494,601
Eastman Chemical Co., 3.60%, 8/15/2022	1,080,000	1,135,444
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	595,000	624,750

		3,254,795

Containers & Packaging - 0.10%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	570,000	588,525
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	625,000	662,500

		1,251,025

Metals & Mining - 1.29%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,319,593
Alcoa, Inc., 5.87%, 2/23/2022	210,000	220,644
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,345,000	1,506,882
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,900,000	1,835,687
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,475,534
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	630,000	618,975
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,082,894
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	900,000	909,000
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	1,420,000	1,576,314
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,065,000	1,071,766

		16,617,289

Paper & Forest Products - 0.36%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,407,499
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,558,121
Sappi Papier Holding GmbH (Austria)[6], 8.375%, 6/15/2019	625,000	640,625

		4,606,245

Total Materials		25,729,354

Telecommunication Services - 0.84%
Diversified Telecommunication Services - 0.48%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	865,000	934,200
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	885,000	971,288
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	690,000	715,875
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	635,000	660,400
Verizon Communications, Inc., 3.00%, 4/1/2016	955,000	1,025,737
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	460,000	381,800
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	990,000	881,100
Windstream Corp., 7.50%, 6/1/2022	550,000	574,750

		6,145,150

21

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.36%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	$1,040,000	$1,224,710
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	333,000	365,946
NII Capital Corp., 8.875%, 12/15/2019	585,000	465,075
NII Capital Corp., 7.625%, 4/1/2021	375,000	286,875
SBA Tower Trust[6], 5.101%, 4/17/2017	575,000	628,917
SBA Tower Trust[4,6], 2.933%, 12/15/2017	1,680,000	1,680,168

		4,651,691

Total Telecommunication Services		10,796,841

Utilities - 0.22%
Electric Utilities - 0.22%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	705,000	772,700
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	751,494
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	195,571
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	1,033,025

		2,752,790

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	52,319

Total Utilities		2,805,109

Total Non-Convertible Corporate Bonds (Identified Cost $283,944,816)		304,751,625

TOTAL CORPORATE BONDS (Identified Cost $286,830,622)		307,734,312

MUTUAL FUNDS - 0.32%
iShares iBoxx High Yield Corporate Bond Fund	39,130	3,588,221
iShares S&P India Nifty 50 Index Fund	11,200	240,240
PowerShares India Portfolio	13,600	225,216

TOTAL MUTUAL FUNDS (Identified Cost $4,052,947)		4,053,677

U.S. TREASURY SECURITIES - 3.98%
U.S. Treasury Notes - 3.98%
U.S. Treasury Note, 0.25%, 1/31/2014	$14,000,000	14,007,658
U.S. Treasury Note, 0.25%, 2/28/2014	20,000,000	20,011,720
U.S. Treasury Note, 2.375%, 2/28/2015	16,270,000	17,150,874

TOTAL U.S. TREASURY SECURITIES (Identified Cost $50,199,142)		51,170,252

22

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES - 0.21%
FDIC Trust, Series 2011-R1, Class A4,6, 2.672%, 7/25/2026	$1,614,522	$1,626,631
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	335,000	368,218
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	690,000	746,980

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,638,939)		2,741,829

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.92%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	365,057	391,614
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7], 5.916%, 5/10/2045	1,005,000	1,153,827
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,281,284
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,090,000	1,202,098
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7], 5.893%, 9/11/2038	765,000	875,974
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,324,980
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	540,000	580,774
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.393%, 7/15/2044	1,060,000	1,185,253
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7], 5.921%, 3/15/2049	160,000	182,916
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7], 5.94%, 6/10/2046	225,000	254,881
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	404,827	428,847
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	538,464	583,165
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.287%, 7/25/2048	750,000	771,577
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	885,000	932,071
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7], 6.07%, 7/10/2038	600,000	687,849
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	1,032,915	1,125,807
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.467%, 1/12/2043	1,750,000	1,924,006
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.361%, 12/15/2044	475,000	533,298
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.061%, 4/15/2045	1,670,000	1,912,130
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7], 6.064%, 6/15/2038	925,000	1,062,398
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	619,110	652,678
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.414%, 7/12/2046	175,000	198,689
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7], 5.383%, 11/14/2042	125,000	139,395
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	425,000	469,528

23

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047		$800,000	$865,574
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045		115,000	134,620
Vornado DP LLC, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028		350,000	394,032
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044		564,579	628,454
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7], 5.923%, 5/15/2043		215,000	245,579
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045		850,000	981,011
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043		545,000	603,913
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044		940,000	1,015,616

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,397,616)			24,723,838

FOREIGN GOVERNMENT BONDS - 2.67%
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	905,000	1,070,469
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	1,068,994
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015		$3,800,000	4,050,420
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015		1,000,000	1,062,400
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		2,250,000	2,646,900
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,800,000	4,495,400
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,354,000
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		7,600,000	8,002,040
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		6,900,000	8,115,090
Republic of Italy (Italy), 2.125%, 10/5/2012		1,445,000	1,441,676

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $33,534,490)			34,307,389

U.S. GOVERNMENT AGENCIES - 17.88%
Mortgage-Backed Securities - 6.97%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		2,598,790	2,848,978
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		182,773	200,369
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		226,945	250,125
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,655,602	1,814,988
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		289,024	318,544
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		2,907,904	3,187,851
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		172,809	189,122
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		4,733,283	5,220,986
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		918,369	1,015,228
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		1,407,714	1,544,842
Fannie Mae, Pool #889575, 6.00%, 6/1/2038		2,265,486	2,499,469

24

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	$9,698,266	$10,721,130
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	451,351	498,954
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	2,757,189	3,025,772
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	4,215,475	4,560,247
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,141,896	1,253,130
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	5,008,471	5,418,099
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	4,986,431	5,508,081
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	3,087,822	3,340,366
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,206,898	1,311,641
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	771,182	838,110
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	3,038,083	3,296,053
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	765,037	831,432
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,309,721	1,447,856
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	947,080	1,038,118
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	285,467	314,750
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	201,166	221,802
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	164,027	181,622
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	291,672	328,011
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	141,179	154,265
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	584,319	642,882
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,110,161	1,213,274
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	2,891,382	3,181,170
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	2,634,674	2,879,384
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,584,263	2,821,868
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	2,015,843	2,206,855
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	6,377,473	6,859,396
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,438,419	1,572,021
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,371,846	1,499,265
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,874,706	2,062,598
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,204,803	1,325,554
GNMA, Pool #286310, 9.00%, 2/15/2020	854	886
GNMA, Pool #263096, 9.50%, 3/15/2020	1,510	1,541

Total Mortgage-Backed Securities (Identified Cost $87,743,244)		89,646,635

Other Agencies - 10.91%
Fannie Mae, 0.50%, 7/2/2015	19,000,000	19,054,967
Fannie Mae, 1.625%, 10/26/2015	26,930,000	28,014,417
Fannie Mae, 5.25%, 9/15/2016	17,000,000	20,172,557
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,177,072
Freddie Mac, 1.00%, 3/8/2017	25,000,000	25,240,925
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,386,821

25

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 2.375%, 1/13/2022	$21,288,000	$22,290,516

Total Other Agencies (Identified Cost $137,552,200)		140,337,275

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $225,295,444)		229,983,910

SHORT-TERM INVESTMENTS - 3.37%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.10%, (Identified Cost $43,397,587)	43,397,587	43,397,587

TOTAL INVESTMENTS - 99.43% (Identified Cost $1,220,392,508)		1,278,640,643
OTHER ASSETS, LESS LIABILITIES - 0.57%		7,275,019

NET ASSETS - 100%		$1,285,915,662

ADR - American Depository Receipt

EUR - Euro Currency

MYR - Malaysian Ringgit

*Non-income producing security

**Less than 0.01%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of July 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $96,760,299, or 7.52%, of the Series’ net assets as of July 31, 2012.

7The coupon rate is floating and is the effective rate as of July 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2012.

9Rate shown is the current yield as of July 31, 2012.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,221,471,392
Unrealized appreciation	97,238,475
Unrealized depreciation	(40,069,224)

Net unrealized appreciation	$57,169,251

26

Investment Portfolio - July 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$93,798,960	$83,122,032	$10,676,928	$—
Consumer Staples	54,026,453	27,675,513	26,350,940	—
Energy	67,655,622	66,740,446	915,176	—
Financials	75,280,466	67,331,732	7,948,734	—
Health Care	59,535,293	50,452,969	9,082,324	—
Industrials	58,808,774	45,127,000	13,681,774	—
Information Technology	117,982,053	106,316,034	11,666,019	—
Materials	35,986,031	27,683,721	8,302,310	—
Telecommunication Services	11,918,987	1,094,790	10,824,197	—
Utilities	931,200	326,029	605,171	—
Preferred Securities:
Financials	4,604,010	3,072,558	1,531,452	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	281,154,162	—	281,154,162	—
Corporate Debt:
Consumer Discretionary	34,054,670	—	34,054,670	—
Consumer Staples	3,899,757	—	3,899,757	—
Energy	18,246,061	—	18,246,061	—
Financials	147,251,188	—	147,251,188	—
Health Care	17,432,742	—	17,432,742	—
Industrials	36,992,765	—	36,992,765	—
Information Technology	7,543,138	—	7,543,138	—
Materials	25,729,354	—	25,729,354	—
Telecommunication Services	10,796,841	—	10,796,841	—
Utilities	2,805,109	—	2,805,109	—
Convertible corporate debt:
Financials	965,250	—	965,250	—
Health Care	390,037	—	390,037	—
Information Technology	356,900	—	356,900	—
Materials	1,270,500	—	1,270,500	—
Asset-backed securities	2,741,829	—	2,741,829	—
Commercial mortgage-backed securities	24,723,838	—	24,723,838	—
Foreign government bonds	34,307,389	—	34,307,389	—
Mutual funds	47,451,264	47,451,264	—	—

Total assets	$1,278,640,643	$526,394,088	$752,246,555	$—

27

Investment Portfolio - July 31, 2012

(unaudited)

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 58.33%
Consumer Discretionary - 9.51%
Auto Components - 0.09%
Halla Climate Control Corp. (South Korea)[1]	12,700	$284,034
Hankook Tire Co. Ltd. (South Korea)[1]	17,860	654,653
Mando Corp. (South Korea)[1]	1,500	215,224

		1,153,911

Automobiles - 0.62%
Hyundai Motor Co. (South Korea)[1]	1,300	270,068
Suzuki Motor Corp. (Japan)[1]	13,300	243,010
Tesla Motors, Inc.*	12,170	333,701
Toyota Motor Corp. (Japan)[1]	7,200	275,305
Toyota Motor Corp. - ADR (Japan)	87,680	6,708,397
Yamaha Motor Co. Ltd. (Japan)[1]	34,000	287,171

		8,117,652

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	62,340	366,846

Diversified Consumer Services - 0.03%
Anhanguera Educacional Participacoes S.A. (Brazil)	28,790	408,837

Hotels, Restaurants & Leisure - 1.55%
Accor S.A. (France)[1]	206,730	6,860,417
BJ’s Restaurants, Inc.*	5,590	221,252
Carnival Corp.	371,650	12,368,512
Hyatt Hotels Corp. - Class A*	6,130	217,922
InterContinental Hotels Group plc (United Kingdom)[1]	20,970	518,076
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	27,990	255,269

		20,441,448

Household Durables - 0.19%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	67,133
DR Horton, Inc.	25,760	454,149
Lennar Corp. - Class A	21,820	637,362
LG Electronics, Inc. (South Korea)[1]	5,450	297,942
NVR, Inc.*	490	379,250
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	240,324
Toll Brothers, Inc.*	16,080	469,054

		2,545,214

Internet & Catalog Retail - 0.69%
Amazon.com, Inc.*	29,450	6,870,685
Blue Nile, Inc.*	2,620	67,282
HomeAway, Inc.*	34,020	781,099
Ocado Group plc (United Kingdom)*[1]	268,930	311,096

1

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Shutterfly, Inc.*	31,410	$1,031,190

		9,061,352

Media - 5.97%
British Sky Broadcasting Group plc (United Kingdom)[1]	16,990	189,516
DIRECTV - Class A*	276,690	13,740,425
Imax Corp. (Canada)*	22,990	509,458
Mediaset Espana Comunicacion S.A. (Spain)[1]	128,620	640,879
News Corp. - Class A	367,960	8,470,439
Reed Elsevier plc - ADR (United Kingdom)	7,379	248,598
Societe Television Francaise 1 (France)[1]	47,150	396,657
Time Warner, Inc.	573,000	22,415,760
Valassis Communications, Inc.*	11,110	250,531
Virgin Media, Inc. - ADR (United Kingdom)	557,210	15,256,410
The Walt Disney Co.	316,460	15,550,844
Wolters Kluwer N.V. (Netherlands)[1]	21,550	357,971
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	407,927

		78,435,415

Multiline Retail - 0.05%
Marks & Spencer Group plc (United Kingdom)[1]	52,450	273,657
PPR (France)[1]	2,230	333,426

		607,083

Specialty Retail - 0.26%
Aeropostale, Inc.*	16,810	331,493
American Eagle Outfitters, Inc.	20,660	430,141
Belle International Holdings Ltd. (Hong Kong)[1]	153,000	281,163
Chico’s FAS, Inc.	17,720	271,470
Dick’s Sporting Goods, Inc.	14,770	725,502
Group 1 Automotive, Inc.	3,980	213,925
Inditex S.A. (Spain)[1]	2,600	267,593
KOMERI Co. Ltd. (Japan)[1]	7,100	177,385
Penske Automotive Group, Inc.	8,000	191,200
Select Comfort Corp.*	5,580	145,136
Sonic Automotive, Inc. - Class A	11,430	195,682
Teavana Holdings, Inc.*	19,580	219,296

		3,449,986

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)[1]	5,220	391,513

Total Consumer Discretionary		124,979,257

2

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 5.53%
Beverages - 1.42%
Anheuser-Busch InBev N.V. (Belgium)[1]	201,810	$15,967,903
The Boston Beer Co., Inc. - Class A*	2,840	305,925
C&C Group plc (Ireland)[1]	57,090	250,771
Carlsberg A/S - Class B (Denmark)[1]	5,550	448,601
Cia Cervecerias Unidas S.A. - ADR (Chile)	4,870	322,540
Diageo plc (United Kingdom)[1]	31,790	849,733
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	238,203
SABMiller plc (United Kingdom)[1]	5,060	218,173

		18,601,849

Food & Staples Retailing - 0.21%
Carrefour S.A. (France)[1]	29,020	519,278
Casino Guichard-Perrachon S.A. (France)[1]	3,380	283,457
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	73,750	364,191
Koninklijke Ahold N.V. (Netherlands)[1]	40,390	491,640
Tesco plc (United Kingdom)[1]	229,210	1,141,229

		2,799,795

Food Products - 3.74%
Barry Callebaut AG (Switzerland)[1]	500	451,297
Biostime International Holdings Ltd. (Cayman Islands)[1]	49,000	109,362
BRF - Brasil Foods S.A. (Brazil)	22,850	326,269
Charoen Pokphand Foods PCL (Thailand)[1]	234,500	246,662
Danone S.A. (France)[1]	17,500	1,063,715
Flowers Foods, Inc.	11,340	242,336
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	468,804
Kraft Foods, Inc. - Class A	342,900	13,616,559
M Dias Branco S.A. (Brazil)	6,800	190,806
Nestle S.A. (Switzerland)[1]	176,920	10,869,297
Suedzucker AG (Germany)[1]	7,300	251,512
Unilever plc - ADR (United Kingdom)	585,615	20,970,873
Universal Robina Corp. (Philippines)[1]	213,620	299,971

		49,107,463

Household Products - 0.08%
Reckitt Benckiser Group plc (United Kingdom)[1]	18,500	1,015,232

Personal Products - 0.06%
Beiersdorf AG (Germany)[1]	2,630	174,176
Kao Corp. (Japan)[1]	3,000	81,079
Natura Cosmeticos S.A. (Brazil)	18,800	491,101

		746,356

3

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco - 0.02%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	$302,164

Total Consumer Staples		72,572,859

Energy - 6.87%
Energy Equipment & Services - 2.69%
Baker Hughes, Inc.	238,510	11,047,783
Bourbon S.A. (France)[1]	2,640	69,744
Calfrac Well Services Ltd. (Canada)	13,400	316,677
CARBO Ceramics, Inc.	1,320	84,718
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	7,060	202,081
Gulfmark Offshore, Inc. - Class A*	3,640	130,858
Heckmann Corp.*	49,000	150,920
Hornbeck Offshore Services, Inc.*	3,250	137,638
ION Geophysical Corp.*	24,000	159,600
Key Energy Services, Inc.*	15,990	128,080
Petroleum Geo-Services ASA (Norway)[1]	19,000	278,031
Poseidon Concepts Corp. (Canada)	15,830	219,412
Schlumberger Ltd.	173,980	12,397,815
Trican Well Service Ltd. (Canada)	50,350	604,491
Weatherford International Ltd. - ADR (Switzerland)*	777,720	9,371,526

		35,299,374

Oil, Gas & Consumable Fuels - 4.18%
Apache Corp.	43,350	3,733,302
Cameco Corp. (Canada)	23,120	483,208
Cloud Peak Energy, Inc.*	16,420	271,751
Encana Corp. (Canada)	9,010	200,473
EOG Resources, Inc.	37,890	3,713,599
Hess Corp.	670,890	31,639,172
Pacific Rubiales Energy Corp. (Canada)	12,500	282,819
Paladin Energy Ltd. (Australia)*[2]	187,520	229,994
Petroleo Brasileiro S.A. - ADR (Brazil)	328,870	6,258,396
Range Resources Corp.	99,330	6,218,058
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	325,357
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	648,446
Statoil ASA (Norway)[1]	14,880	353,647
Talisman Energy, Inc. (Canada)	47,460	586,832

		54,945,054

Total Energy		90,244,428

Financials - 6.69%
Capital Markets - 0.09%
The Charles Schwab Corp.	57,200	722,436

4

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Deutsche Bank AG (Germany)[1]	14,080	$427,480

		1,149,916

Commercial Banks - 0.54%
Barclays plc (United Kingdom)[1]	131,600	342,738
BNP Paribas S.A. (France)[1]	13,100	483,912
CIT Group, Inc.*	18,790	686,211
First Commonwealth Financial Corp.	160,780	1,127,068
Hong Leong Financial Group Berhad (Malaysia)[1]	145,670	577,674
HSBC Holdings plc (United Kingdom)[1]	40,950	342,099
HSBC Holdings plc - ADR (United Kingdom)	17,182	718,208
ICICI Bank Ltd. - ADR (India)	21,950	759,909
Standard Chartered plc (United Kingdom)[1]	12,880	294,849
U.S. Bancorp	28,350	949,725
Wells Fargo & Co.	24,230	819,216

		7,101,609

Consumer Finance - 1.73%
American Express Co.	154,120	8,894,265
Discover Financial Services	383,640	13,795,694

		22,689,959

Diversified Financial Services - 1.04%
CME Group, Inc.	18,500	964,035
Deutsche Boerse AG (Germany)[1]	3,850	191,532
JPMorgan Chase & Co.	38,890	1,400,040
JSE Ltd. (South Africa)[1]	163,800	1,494,064
MarketAxess Holdings, Inc.	43,620	1,318,196
Moody’s Corp.	203,120	8,232,454

		13,600,321

Insurance - 0.44%
Admiral Group plc (United Kingdom)[1]	70,280	1,201,283
Allianz SE (Germany)[1]	9,660	958,357
The Allstate Corp.	24,610	844,123
AXA S.A. (France)[1]	4,550	55,281
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	97,800	866,703
Mapfre S.A. (Spain)[1]	366,670	666,723
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	560,395
Zurich Insurance Group AG (Switzerland)[1]	2,910	645,853

		5,798,718

Real Estate Investment Trusts (REITS) - 2.80%
Alexandria Real Estate Equities, Inc.	32,410	2,381,487

5

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Alstria Office REIT AG (Germany)[1]	53,410	$594,608
American Assets Trust, Inc.	13,520	351,520
American Campus Communities, Inc.	16,140	769,232
Apartment Investment & Management Co. - Class A	14,030	384,843
Associated Estates Realty Corp.	6,030	90,028
AvalonBay Communities, Inc.	2,220	326,540
BioMed Realty Trust, Inc.	198,780	3,737,064
Boston Properties, Inc.	8,960	993,664
Camden Property Trust	6,960	496,318
CBL & Associates Properties, Inc.	16,700	329,491
Cedar Realty Trust, Inc.	16,240	83,636
Coresite Realty Corp.	19,780	527,335
Corporate Office Properties Trust	139,880	3,113,729
CubeSmart	34,780	417,012
Digital Realty Trust, Inc.	55,420	4,326,639
DuPont Fabros Technology, Inc.	155,780	4,190,482
Education Realty Trust, Inc.	37,860	443,719
Equity Lifestyle Properties, Inc.	4,240	304,941
Equity One, Inc.	19,330	419,268
Equity Residential	4,840	306,420
General Growth Properties, Inc.	24,930	451,732
HCP, Inc.	14,780	697,764
Health Care REIT, Inc.	13,260	825,170
Healthcare Realty Trust, Inc.	10,870	266,967
Home Properties, Inc.	11,420	749,266
Host Hotels & Resorts, Inc.	53,424	784,264
Kimco Realty Corp.	12,840	250,252
Land Securities Group plc (United Kingdom)[1]	34,670	428,251
LTC Properties, Inc.	4,080	145,656
The Macerich Co.	4,530	264,597
Mack-Cali Realty Corp.	17,020	455,966
Mid-America Apartment Communities, Inc.	9,683	670,354
National Retail Properties, Inc.	7,710	227,445
Pebblebrook Hotel Trust	47,440	1,077,837
Potlatch Corp.	3,550	122,865
ProLogis, Inc.	7,890	255,084
Public Storage	2,660	396,207
Realty Income Corp.	9,500	391,400
Simon Property Group, Inc.	9,050	1,452,435
Sovran Self Storage, Inc.	13,360	762,856
Tanger Factory Outlet Centers	4,410	142,002
Taubman Centers, Inc.	1,900	147,288

6

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	34,330	$913,521
Unibail-Rodamco SE (France)[1]	1,290	247,353

		36,714,508

Real Estate Management & Development - 0.04%
General Shopping Brasil S.A. (Brazil)*	72,560	314,785
Thomas Properties Group, Inc.	53,780	271,051

		585,836

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	11,235	185,218

Total Financials		87,826,085

Health Care - 5.68%
Biotechnology - 0.27%
Genomic Health, Inc.*	24,600	825,822
Myriad Genetics, Inc.*	86,120	2,140,082
Protalix BioTherapeutics, Inc.*	97,260	566,053

		3,531,957

Health Care Equipment & Supplies - 1.45%
Abaxis, Inc.*	40,080	1,430,455
Alere, Inc.*	56,400	1,064,268
Becton, Dickinson and Co.	107,520	8,140,339
BioMerieux (France)[1]	12,810	1,089,796
DexCom, Inc.*	63,455	698,640
HeartWare International, Inc.*	12,170	1,086,659
Insulet Corp.*	71,690	1,402,256
MAKO Surgical Corp.*	47,740	608,208
Mindray Medical International Ltd. - ADR (China)	15,040	448,192
Neogen Corp.*	7,600	292,372
Quidel Corp.*	45,390	711,261
Sirona Dental Systems, Inc.*	16,780	725,399
Straumann Holding AG (Switzerland)[1]	4,169	559,505
Thoratec Corp.*	22,320	765,799

		19,023,149

Health Care Providers & Services - 0.28%
Amil Participacoes S.A. (Brazil)	40,950	394,073
Life Healthcare Group Holdings Ltd. (South Africa)[1]	27,120	109,892
Odontoprev S.A. (Brazil)	159,630	770,418
Sonic Healthcare Ltd. (Australia)[1]	177,490	2,354,248

		3,628,631

7

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 1.58%
Allscripts Healthcare Solutions, Inc.*	545,310	$5,016,852
Cerner Corp.*	195,936	14,483,589
Computer Programs & Systems, Inc.	13,640	675,180
Greenway Medical Technologies, Inc.*	47,280	647,263

		20,822,884

Life Sciences Tools & Services - 1.50%
Gerresheimer AG (Germany)[1]	10,290	481,492
Lonza Group AG (Switzerland)[1]	10,170	458,708
Luminex Corp.*	37,100	635,523
QIAGEN N.V. (Netherlands)*[1]	15,390	274,105
QIAGEN N.V. - ADR (Netherlands)*	614,839	10,827,315
Waters Corp.*	73,100	5,663,788
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	102,470	1,385,394

		19,726,325

Pharmaceuticals - 0.60%
AstraZeneca plc (United Kingdom)[1]	2,540	118,623
AstraZeneca plc - ADR (United Kingdom)	16,540	774,237
Bayer AG (Germany)[1]	13,685	1,039,415
Dr. Reddy’s Laboratories Ltd. - ADR (India)	19,240	558,345
GlaxoSmithKline plc (United Kingdom)[1]	16,925	389,438
Green Cross Corp. (South Korea)[1]	11,720	1,497,034
Novo Nordisk A/S - Class B (Denmark)[1]	3,250	501,110
Optimer Pharmaceuticals, Inc.*	59,720	815,775
Sanofi (France)[1]	2,170	177,046
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,700	157,407
Shire plc (Ireland)[1]	21,165	610,504
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	137,789
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	400,313
UCB S.A. (Belgium)[1]	14,570	728,903

		7,905,939

Total Health Care		74,638,885

Industrials - 6.04%
Aerospace & Defense - 0.02%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	8,720	312,909

Air Freight & Logistics - 0.05%
FedEx Corp	6,700	605,010
PostNL N.V. (Netherlands)[1]	28,996	117,914

		722,924

Airlines - 1.61%
Copa Holdings S.A. - ADR - Class A (Panama)	11,400	883,842

8

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Deutsche Lufthansa AG (Germany)[1]	19,235	$241,784
Ryanair Holdings plc - ADR (Ireland)*	28,480	839,021
Southwest Airlines Co.	1,993,295	18,318,381
Spirit Airlines, Inc.*	17,500	376,425
US Airways Group, Inc.*	38,590	442,241

		21,101,694

Commercial Services & Supplies - 0.15%
Edenred (France)[1]	42,080	1,108,854
Interface, Inc.	6,620	87,781
Ritchie Bros. Auctioneers, Inc. (Canada)	13,100	276,017
Tomra Systems ASA (Norway)[1]	65,630	515,442

		1,988,094

Construction & Engineering - 0.02%
MYR Group, Inc.*	16,260	265,363

Electrical Equipment - 0.20%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	349,082
Alstom S.A. (France)[1]	21,220	703,253
Nexans S.A. (France)[1]	2,200	95,924
Polypore International, Inc.*	21,490	798,568
Prysmian S.p.A. (Italy)[1]	20,340	325,791
Schneider Electric S.A. (France)[1]	5,520	311,233

		2,583,851

Industrial Conglomerates - 0.80%
Siemens AG (Germany)[1]	123,590	10,472,944

Machinery - 1.71%
AGCO Corp.*	6,400	280,576
Astec Industries, Inc.*	3,280	95,776
Deere & Co.	2,800	215,096
FANUC Corp. (Japan)[1]	7,000	1,080,719
Flowserve Corp.	87,160	10,457,457
Graham Corp.	5,190	88,489
Pall Corp.	141,660	7,566,061
Pentair, Inc.	8,300	363,789
Titan International, Inc.	11,080	229,024
Trinity Industries, Inc.	7,500	210,000
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	23,900	454,212
Wabash National Corp.*	52,230	354,119
Westport Innovations, Inc. - ADR (Canada)*	27,640	1,040,093

		22,435,411

9

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine - 0.05%
Baltic Trading Ltd.	15,120	$48,082
D/S Norden A/S (Denmark)[1]	8,840	216,451
Diana Shipping, Inc. - ADR (Greece)*	6,580	43,954
Mitsui OSK Lines Ltd. (Japan)[1]	20,000	60,359
Nippon Yusen Kabushiki Kaisha (Japan)[1]	36,000	79,660
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	120,000	53,074
Sinotrans Shipping Ltd. (Hong Kong)[1]	577,500	120,326

		621,906

Professional Services - 0.55%
Adecco S.A. (Switzerland)[1]	130,540	5,722,403
Experian plc (Ireland)[1]	27,980	414,888
Qualicorp S.A. (Brazil)*	116,760	1,038,145

		7,175,436

Road & Rail - 0.72%
All America Latina Logistica S.A. (Brazil)	216,770	1,000,705
Norfolk Southern Corp.	115,280	8,536,484

		9,537,189

Trading Companies & Distributors - 0.05%
Fastenal Co.	4,470	192,746
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	29,200	397,275
MSC Industrial Direct Co., Inc. - Class A	1,430	98,284

		688,305

Transportation Infrastructure - 0.11%
Groupe Eurotunnel S.A. (France)[1]	86,400	613,789
Malaysia Airports Holdings Berhad (Malaysia)[1]	481,310	854,851

		1,468,640

Total Industrials		79,374,666

Information Technology - 12.63%
Communications Equipment - 2.21%
Alcatel-Lucent - ADR (France)*	506,850	557,535
Infinera Corp.*	192,250	1,061,220
Juniper Networks, Inc.*	1,095,180	19,198,505
Polycom, Inc.*	61,910	541,093
Qualcomm, Inc.	111,660	6,663,869
Riverbed Technology, Inc.*	56,950	1,004,598

		29,026,820

Computers & Peripherals - 2.17%
Apple, Inc.*	2,020	1,233,735
EMC Corp.*	1,024,260	26,845,855

10

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Computers & Peripherals (continued)
Immersion Corp.*	90,760	$507,348

		28,586,938

Electronic Equipment, Instruments & Components - 0.89%
Amphenol Corp. - Class A	8,740	514,611
Corning, Inc.	797,370	9,097,992
Hitachi Ltd. (Japan)[1]	155,200	914,973
Keyence Corp. (Japan)[1]	1,609	400,739
Rofin-Sinar Technologies, Inc.*	40,160	728,101

		11,656,416

Internet Software & Services - 2.46%
The Active Network, Inc.*	78,650	1,116,044
Google, Inc. - Class A*	44,850	28,388,705
LogMeIn, Inc.*	7,200	136,440
NHN Corp. (South Korea)[1]	2,800	678,576
Tencent Holdings Ltd. (China)[1]	41,500	1,232,112
Velti plc - ADR (Ireland)*	136,558	744,241

		32,296,118

IT Services - 2.73%
Amadeus IT Holding S.A. - Class A (Spain)[1]	298,250	6,440,047
Amdocs Ltd. - ADR (Guernsey)	43,120	1,282,820
Cap Gemini S.A. (France)[1]	43,850	1,600,073
Euronet Worldwide, Inc.*	51,000	932,280
Interxion Holding NV - ADR (Netherlands)*	7,580	145,915
MasterCard, Inc. - Class A	29,180	12,739,113
Sapient Corp.*	22,940	228,482
The Western Union Co.	718,480	12,523,106

		35,891,836

Semiconductors & Semiconductor Equipment - 0.14%
Samsung Electronics Co. Ltd. (South Korea)[1]	670	770,179
Sumco Corp. (Japan)*[1]	61,500	466,446
Tokyo Electron Ltd. (Japan)[1]	12,000	557,216

		1,793,841

Software - 2.03%
Autodesk, Inc.*	422,880	14,344,090
Aveva Group plc (United Kingdom)[1]	15,390	429,860
Electronic Arts, Inc.*	893,290	9,844,056
RealPage, Inc.*	45,060	1,001,233

11

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software (continued)
SAP AG (Germany)[1]	16,750	$1,063,008

		26,682,247

Total Information Technology		165,934,216

Materials - 4.10%
Chemicals - 2.90%
Air Products & Chemicals, Inc.	78,610	6,322,602
BASF SE (Germany)[1]	16,170	1,180,490
Calgon Carbon Corp.*	22,965	317,836
Flotek Industries, Inc.*	13,180	128,769
Johnson Matthey plc (United Kingdom)[1]	8,310	283,290
Linde AG (Germany)[1]	6,790	1,009,885
Monsanto Co.	263,460	22,557,445
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	3,100	156,484
Syngenta AG (Switzerland)[1]	17,960	6,124,038

		38,080,839

Construction Materials - 0.03%
CRH plc (Ireland)[1]	14,240	258,442
Holcim Ltd. (Switzerland)[1]	3,450	203,026

		461,468

Metals & Mining - 1.17%
Alcoa, Inc.	1,768,130	14,976,061
Alumina Ltd. (Australia)[1]	199,210	140,229
Norsk Hydro ASA (Norway)[1]	24,980	101,454
Umicore S.A. (Belgium)[1]	2,790	123,450

		15,341,194

Total Materials		53,883,501

Telecommunication Services - 1.19%
Diversified Telecommunication Services - 1.04%
Swisscom AG - ADR (Switzerland)[4]	9,800	390,530
Telefonica S.A. - ADR (Spain)	51,840	588,384
Telenor ASA (Norway)[1]	713,370	12,062,664
Telenor ASA - ADR (Norway)[4]	12,530	637,151

		13,678,729

Wireless Telecommunication Services - 0.15%
DiGi.com Berhad (Malaysia)[1]	647,300	916,157
MTN Group Ltd. (South Africa)[1]	11,020	198,118
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	880,745

		1,995,020

Total Telecommunication Services		15,673,749

12

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Utilities - 0.09%
Multi-Utilities - 0.05%
E.ON AG (Germany)[1]	17,750	$377,757
GDF Suez (France)[1]	4,147	92,541
National Grid plc (United Kingdom)[1]	22,535	233,750

		704,048

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	465,442

Total Utilities		1,169,490

TOTAL COMMON STOCKS (Identified Cost $725,596,245)		766,297,136

PREFERRED STOCKS - 0.37%
Financials - 0.37%
Commercial Banks - 0.19%
BB&T Corp., Series D (non-cumulative), 5.85%	43,910	1,156,589
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[5]	480,000	494,517
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	30,400	881,904

		2,533,010

Diversified Financial Services - 0.09%
Bank of America Corp., Series M (non-cumulative), 8.125%[5]	1,105,000	1,192,450

Real Estate Investment Trusts (REITS) - 0.09%
Public Storage, Series Q, 6.50%	39,780	1,124,580

Total Financials		4,850,040

TOTAL PREFERRED STOCKS (Identified Cost $4,433,560)		4,850,040

CORPORATE BONDS - 18.95%
Convertible Corporate Bonds - 0.25%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP6, 3.75%, 1/15/2030	$850,000	994,500

Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Alere, Inc., 3.00%, 5/15/2016	330,000	299,475
Medtronic, Inc., 1.625%, 4/15/2013	140,000	140,875

Total Health Care		440,350

Information Technology - 0.04%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	335,000	556,100

13

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Materials - 0.10%
Containers & Packaging - 0.10%
Owens-Brockway Glass Container, Inc.[6], 3.00%, 6/1/2015	$1,335,000	$1,284,937

Total Convertible Corporate Bonds (Identified Cost $3,131,326)		3,275,887

Non-Convertible Corporate Bonds - 18.70%
Consumer Discretionary - 2.06%
Auto Components - 0.07%
Exide Technologies, 8.625%, 2/1/2018	390,000	310,050
UCI International, Inc., 8.625%, 2/15/2019	635,000	646,906

		956,956

Hotels, Restaurants & Leisure - 0.23%
Choice Hotels International, Inc., 5.70%, 8/28/2020	366,000	385,673
International Game Technology, 7.50%, 6/15/2019	1,290,000	1,553,520
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	1,075,234

		3,014,427

Household Durables - 0.17%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[6], 7.75%, 4/15/2020	630,000	669,375
Tupperware Brands Corp., 4.75%, 6/1/2021	1,500,000	1,578,341

		2,247,716

Media - 0.95%
Cablevision Systems Corp., 8.625%, 9/15/2017	540,000	616,950
Columbus International, Inc. (Barbados)[6], 11.50%, 11/20/2014	295,000	319,337
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,330,000	1,526,895
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,572,452
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	560,000	602,000
Nara Cable Funding Ltd. (Ireland)[6], 8.875%, 12/1/2018	695,000	611,600
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,055,000	2,437,781
Sirius XM Radio, Inc.[6], 8.75%, 4/1/2015	565,000	641,275
Time Warner, Inc., 4.75%, 3/29/2021	1,480,000	1,707,799
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 8.125%, 12/1/2017	865,000	938,525
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[6], 7.50%, 3/15/2019	595,000	639,625
XM Satellite Radio, Inc.[6], 7.625%, 11/1/2018	745,000	808,325

		12,422,564

Multiline Retail - 0.08%
Target Corp., 6.00%, 1/15/2018	845,000	1,045,917

Specialty Retail - 0.43%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	2,144,806
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,411,592

14

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc., 6.10%, 9/15/2017	$850,000	$1,028,015
Rent-A-Center, Inc., 6.625%, 11/15/2020	1,020,000	1,100,325

		5,684,738

Textiles, Apparel & Luxury Goods - 0.13%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	625,000	607,031
VF Corp., 5.95%, 11/1/2017	880,000	1,048,492

		1,655,523

Total Consumer Discretionary		27,027,841

Consumer Staples - 0.29%
Beverages - 0.11%
Beam, Inc., 5.375%, 1/15/2016	229,000	258,808
Constellation Brands, Inc., 7.25%, 9/1/2016	575,000	656,937
Constellation Brands, Inc., 7.25%, 5/15/2017	285,000	328,819
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	220,358

		1,464,922

Food Products - 0.18%
C&S Group Enterprises LLC[6], 8.375%, 5/1/2017	615,000	633,450
Kraft Foods Group, Inc.[6], 6.125%, 8/23/2018	662,000	820,131
Kraft Foods, Inc., 6.125%, 2/1/2018	233,000	285,398
Minerva Luxembourg S.A. (Luxembourg)[6], 12.25%, 2/10/2022	575,000	610,937

		2,349,916

Total Consumer Staples		3,814,838

Energy - 1.04%
Energy Equipment & Services - 0.45%
Baker Hughes, Inc., 7.50%, 11/15/2018	805,000	1,086,839
Calfrac Holdings LP6, 7.50%, 12/1/2020	1,250,000	1,193,750
Global Geophysical Services, Inc., 10.50%, 5/1/2017	335,000	317,412
Schlumberger Oilfield plc (United Kingdom)[6], 4.20%, 1/15/2021	400,000	456,739
SESI LLC, 6.375%, 5/1/2019	600,000	637,500
Thermon Industries, Inc., 9.50%, 5/1/2017	490,000	539,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,245,000	1,636,321

		5,867,561

Oil, Gas & Consumable Fuels - 0.59%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,955,614
Chaparral Energy, Inc., 8.25%, 9/1/2021	560,000	607,600
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[6], 6.625%, 11/15/2019	1,145,000	1,041,950

15

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	$570,000	$631,275
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	670,000	676,700
PBF Holding Co. LLC - PBF Finance Corp.[6], 8.25%, 2/15/2020	695,000	724,537
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	1,074,384
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	484,762
Tesoro Corp., 9.75%, 6/1/2019	495,000	561,825

		7,758,647

Total Energy		13,626,208

Financials - 9.07%
Capital Markets - 2.31%
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 2.20%, 11/2/2015	5,370,000	5,462,901
Credit Suisse AG (Switzerland)[6], 2.60%, 5/27/2016	2,995,000	3,123,878
GFI Group, Inc., 8.375%, 7/19/2018	795,000	689,663
Goldman Sachs Capital II7, 4.00%, 6/1/2043	2,005,000	1,435,199
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	993,003
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,290,000	3,508,683
Innovation Ventures LLC - Innovation Ventures Finance Corp.[6], 9.50%, 8/15/2019	335,000	333,325
Jefferies Group, Inc., 8.50%, 7/15/2019	2,465,000	2,717,663
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	4,725,000	4,733,330
Morgan Stanley, 5.55%, 4/27/2017	1,210,000	1,248,076
Morgan Stanley, 7.30%, 5/13/2019	1,355,000	1,495,314
Morgan Stanley, 5.75%, 1/25/2021	1,900,000	1,933,098
Morgan Stanley, 5.50%, 7/28/2021	2,670,000	2,698,254

		30,372,387

Commercial Banks - 3.28%
Bank of Montreal (Canada)[6], 1.30%, 10/31/2014	2,285,000	2,325,445
Bank of Montreal (Canada)[6], 2.625%, 1/25/2016	1,845,000	1,964,187
Bank of Nova Scotia (Canada)[6], 1.45%, 7/26/2013	2,150,000	2,172,145
Bank of Nova Scotia (Canada)[6], 1.65%, 10/29/2015	5,370,000	5,531,100
Barclays Bank plc (United Kingdom)[6], 2.50%, 9/21/2015	5,370,000	5,502,145
Canadian Imperial Bank of Commerce (Canada)[6], 1.50%, 12/12/2014	1,640,000	1,675,324
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	1,030,000	927,246
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,462,286
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,160,996
National Bank of Canada (Canada)[6], 2.20%, 10/19/2016	3,120,000	3,280,680
National City Corp., 6.875%, 5/15/2019	1,465,000	1,788,862
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,162,641
Royal Bank of Canada (Canada)[6], 3.125%, 4/14/2015	4,725,000	5,026,455
Santander Holdings USA, Inc., 4.625%, 4/19/2016	265,000	262,828

16

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Santander Issuances S.A. Unipersonal (Spain)[6], 5.911%, 6/20/2016	$950,000	$875,350
The Toronto-Dominion Bank (Canada)[6], 2.20%, 7/29/2015	5,370,000	5,615,946
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,362,739

		43,096,375

Consumer Finance - 0.54%
American Express Co., 8.125%, 5/20/2019	3,825,000	5,202,126
American Express Co.[7], 6.80%, 9/1/2066	930,000	988,125
Credit Acceptance Corp., 9.125%, 2/1/2017	860,000	950,300

		7,140,551

Diversified Financial Services - 1.33%
Bank of America Corp., 5.75%, 8/15/2016	685,000	726,692
Bank of America Corp., 5.65%, 5/1/2018	860,000	949,434
Bank of America Corp., 7.625%, 6/1/2019	3,660,000	4,452,906
Bank of America Corp.[8], 5.13%, 2/24/2026	970,000	957,893
Citigroup, Inc., 8.50%, 5/22/2019	2,700,000	3,428,201
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	630,000	659,925
CNH Capital LLC[6], 6.25%, 11/1/2016	585,000	630,337
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	1,035,045
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,553,220
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	1,005,000	1,025,100

		17,418,753

Insurance - 0.47%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,269,978
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,215,388
Genworth Financial, Inc., 7.625%, 9/24/2021	2,170,000	2,124,849
Hartford Financial Services Group, Inc.[7], 8.125%, 6/15/2038	495,000	543,881

		6,154,096

Real Estate Investment Trusts (REITS) - 1.14%
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,192,800
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,479,015
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,115,915
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,061,800
DuPont Fabros Technology LP, 8.50%, 12/15/2017	850,000	937,125
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,506,498
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,401,736
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	943,354
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	738,633
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,482,620

17

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc., 4.625%, 1/10/2022	$1,980,000	$2,142,406

		15,001,902

Total Financials		119,184,064

Health Care - 0.96%
Health Care Equipment & Supplies - 0.32%
CR Bard, Inc., 4.40%, 1/15/2021	925,000	1,062,671
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	835,000	949,813
Fresenius Medical Care US Finance, Inc.[6], 6.50%, 9/15/2018	290,000	323,713
Fresenius US Finance II, Inc.[6], 9.00%, 7/15/2015	1,005,000	1,159,519
Hologic, Inc.[6], 6.25%, 8/1/2020	620,000	655,650

		4,151,366

Health Care Providers & Services - 0.41%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	645,000	675,637
HCA, Inc., 6.375%, 1/15/2015	700,000	752,937
HCA, Inc., 6.50%, 2/15/2020	195,000	217,913
Health Management Associates, Inc., 6.125%, 4/15/2016	1,205,000	1,293,869
STHI Holding Corp.[6], 8.00%, 3/15/2018	635,000	673,100
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,460,000	1,715,246

		5,328,702

Life Sciences Tools & Services - 0.07%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	850,000	968,532

Pharmaceuticals - 0.16%
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,507,384
Valeant Pharmaceuticals International[6], 6.75%, 8/15/2021	655,000	663,187

		2,170,571

Total Health Care		12,619,171

Industrials - 2.32%
Aerospace & Defense - 0.23%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,241,238
Ducommun, Inc., 9.75%, 7/15/2018	590,000	610,650
Textron, Inc., 7.25%, 10/1/2019	940,000	1,118,917

		2,970,805

Air Freight & Logistics - 0.16%
Aguila 3 S.A. (Luxembourg)[6], 7.875%, 1/31/2018	1,025,000	1,086,500
FedEx Corp., 8.00%, 1/15/2019	785,000	1,044,009

		2,130,509

18

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.40%
Continental Airlines, Inc.[6], 6.75%, 9/15/2015	$1,210,000	$1,258,400
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	296,838	320,229
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	545,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	295,800
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,023,240
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,833,923

		5,276,592

Building Products - 0.16%
Building Materials Corp. of America[6], 6.875%, 8/15/2018	340,000	366,350
Building Materials Corp. of America[6] , 7.50%, 3/15/2020	570,000	627,000
Owens Corning, 9.00%, 6/15/2019	830,000	1,051,830

		2,045,180

Commercial Services & Supplies - 0.27%
Clean Harbors, Inc.[6], 5.25%, 8/1/2020	610,000	629,063
Garda World Security Corp. (Canada)[6], 9.75%, 3/15/2017	785,000	827,194
International Lease Finance Corp., 5.625%, 9/20/2013	650,000	670,312
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,415,039

		3,541,608

Industrial Conglomerates - 0.43%
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	543,285
General Electric Capital Corp., 5.50%, 1/8/2020	4,020,000	4,737,598
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	325,000	364,510

		5,645,393

Machinery - 0.38%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,059,188
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	875,000	903,437
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	328,718
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,598,043
Kennametal, Inc., 3.875%, 2/15/2022	1,075,000	1,135,558

		5,024,944

Marine - 0.08%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	905,000	914,050
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[6], 8.875%, 11/1/2017	200,000	200,000

		1,114,050

Road & Rail - 0.21%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	605,000	649,619

19

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	$1,150,000	$1,187,307
Union Pacific Corp., 5.65%, 5/1/2017	810,000	949,288

		2,786,214

Total Industrials		30,535,295

Information Technology - 0.45%
Communications Equipment - 0.10%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	650,000	698,750
ViaSat, Inc.[6], 6.875%, 6/15/2020	565,000	583,363

		1,282,113

Electronic Equipment, Instruments & Components - 0.19%
Amphenol Corp., 4.00%, 2/1/2022	575,000	607,331
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,248,074
CPI International, Inc., 8.00%, 2/15/2018	685,000	643,900

		2,499,305

IT Services - 0.12%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,553,753

Semiconductors & Semiconductor Equipment - 0.04%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	455,000	505,050

Total Information Technology		5,840,221

Materials - 1.41%
Chemicals - 0.22%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,078,383
Eastman Chemical Co., 3.60%, 8/15/2022	1,105,000	1,161,727
Taminco Global Chemical Corp.[6], 9.75%, 3/31/2020	605,000	635,250

		2,875,360

Containers & Packaging - 0.10%
Longview Fibre Paper & Packaging, Inc.[6], 8.00%, 6/1/2016	600,000	619,500
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[6], 9.875%, 8/15/2019	640,000	678,400

		1,297,900

Metals & Mining - 0.92%
Alcoa, Inc., 5.72%, 2/23/2019	1,562,000	1,672,763
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,765,000	1,977,432
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	1,970,000	1,903,317
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	1,069,601
Calcipar S.A. (Luxembourg)[6], 6.875%, 5/1/2018	630,000	618,975
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	1,165,000	1,169,613
FMG Resources August 2006 Pty. Ltd. (Australia)[6], 6.875%, 2/1/2018	910,000	919,100

20

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	$1,460,000	$1,620,717
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,090,000	1,096,925

		12,048,443

Paper & Forest Products - 0.17%
International Paper Co., 7.50%, 8/15/2021	1,210,000	1,577,679
Sappi Papier Holding GmbH (Austria)[6], 8.375%, 6/15/2019	635,000	650,875

		2,228,554

Total Materials		18,450,257

Telecommunication Services - 0.80%
Diversified Telecommunication Services - 0.47%
Inmarsat Finance plc (United Kingdom)[6], 7.375%, 12/1/2017	865,000	934,200
Sable International Finance Ltd. (Cayman Islands)[6], 8.75%, 2/1/2020	895,000	982,263
UPCB Finance III Ltd. (Cayman Islands)[6], 6.625%, 7/1/2020	700,000	726,250
UPCB Finance VI Ltd. (Cayman Islands)[6], 6.875%, 1/15/2022	650,000	676,000
Verizon Communications, Inc., 3.00%, 4/1/2016	980,000	1,052,589
Wind Acquisition Finance S.A. (Luxembourg)[6], 11.75%, 7/15/2017	455,000	377,650
Wind Acquisition Finance S.A. (Luxembourg)[6], 7.25%, 2/15/2018	1,015,000	903,350
Windstream Corp., 7.50%, 6/1/2022	560,000	585,200

		6,237,502

Wireless Telecommunication Services - 0.33%
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	1,045,000	1,230,598
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	353,000	387,925
NII Capital Corp., 8.875%, 12/15/2019	590,000	469,050
NII Capital Corp., 7.625%, 4/1/2021	375,000	286,875
SBA Tower Trust[6], 5.101%, 4/17/2017	575,000	628,917
SBA Tower Trust[4,6], 2.933%, 12/15/2017	1,285,000	1,285,129

		4,288,494

Total Telecommunication Services		10,525,996

Utilities - 0.30%
Electric Utilities - 0.29%
Allegheny Energy Supply Co. LLC[6], 5.75%, 10/15/2019	1,660,000	1,819,408
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	947,306
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	1,069,484

		3,836,198

21

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	$135,000	$141,262

Total Utilities		3,977,460

Total Non-Convertible Corporate Bonds (Identified Cost $230,670,914)		245,601,351

TOTAL CORPORATE BONDS (Identified Cost $233,802,240)		248,877,238

MUTUAL FUNDS - 0.42%
iShares iBoxx High Yield Corporate Bond Fund	53,626	4,917,504
iShares S&P India Nifty 50 Index Fund	13,700	293,865
PowerShares India Portfolio	16,900	279,864

TOTAL MUTUAL FUNDS (Identified Cost $5,492,263)		5,491,233

U.S. TREASURY SECURITIES - 3.29%
U.S. Treasury Notes - 3.29%
U.S. Treasury Note, 0.25%, 1/31/2014	$8,000,000	8,004,376
U.S. Treasury Note, 1.00%, 8/31/2016	20,350,000	20,790,394
U.S. Treasury Note, 2.625%, 4/30/2018	13,000,000	14,365,000

TOTAL U.S. TREASURY SECURITIES (Identified Cost $42,368,573)		43,159,770

ASSET-BACKED SECURITIES - 0.23%
FDIC Trust, Series 2011-R1, Class A4,6, 2.672%, 7/25/2026	1,696,453	1,709,177
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[6], 5.29%, 3/25/2016	470,000	516,605
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	700,000	757,805

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,865,843)		2,983,587

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.95%
Americold LLC Trust, Series 2010-ARTA, Class A1[6] , 3.847%, 1/14/2029	277,091	297,249
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[7], 5.916%, 5/10/2045	3,155,000	3,622,215
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	963,798
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,227,741

22

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[7], 5.893%, 9/11/2038	$605,000	$692,764
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	797,282
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	420,000	451,713
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[7], 5.393%, 7/15/2044	420,000	469,628
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[7], 5.921%, 3/15/2049	160,000	182,916
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[7], 5.94%, 6/10/2046	270,000	305,857
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	433,743	459,479
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[6], 3.742%, 11/10/2046	334,721	362,508
FREMF Mortgage Trust, Series 2011-K701, Class B6,7, 4.287%, 7/25/2048	550,000	565,823
FREMF Mortgage Trust, Series 2011-K702, Class B6,7, 4.77%, 4/25/2044	675,000	710,902
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[7], 6.07%, 7/10/2038	615,000	705,045
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[6], 3.849%, 12/10/2043	720,638	785,447
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[7], 5.467%, 1/12/2043	1,605,000	1,764,588
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[7], 5.361%, 12/15/2044	325,000	364,888
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[7], 6.061%, 4/15/2045	1,460,000	1,671,683
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[7], 6.064%, 6/15/2038	775,000	890,117
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A6, 3.913%, 6/25/2043	374,264	394,557
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[7], 5.414%, 7/12/2046	175,000	198,689
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[7], 5.383%, 11/14/2042	125,000	139,395
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A7, 5.23%, 9/15/2042	345,000	381,146
Morgan Stanley Capital I, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	765,000	827,705
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045	115,000	134,620
Vornado DP LLC, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	350,000	394,032
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[7], 5.414%, 10/15/2044	2,190,568	2,438,400
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[7], 5.923%, 5/15/2043	215,000	245,579
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[7], 6.011%, 6/15/2045	750,000	865,598
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	600,000	664,859
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[6], 3.791%, 2/15/2044	575,000	621,254

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,331,927)		25,597,477

23

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT		VALUE

FOREIGN GOVERNMENT BONDS - 1.96%
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	920,000	$1,088,211
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,092,342
Province of British Columbia Canada (Canada), 2.85%, 6/15/2015		$2,500,000	2,664,750
Province of Manitoba Canada (Canada), 2.625%, 7/15/2015		1,000,000	1,062,400
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		1,400,000	1,646,960
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,200,000	3,785,600
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,354,000
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		5,000,000	5,264,500
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		4,600,000	5,410,060
Republic of Italy (Italy), 2.125%, 10/5/2012		1,440,000	1,436,688

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $25,251,497)			25,805,511

U.S. GOVERNMENT AGENCIES - 10.27%
Mortgage-Backed Securities - 4.87%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017		683	745
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,895,398	2,077,869
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		132,510	145,267
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		165,472	182,373
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,207,515	1,323,763
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		211,191	232,761
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		2,121,535	2,325,777
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		160,687	175,855
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		125,959	137,849
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		459,184	507,614
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		1,063,210	1,166,779
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		124,079	137,165
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038		218,732	241,801
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039		2,828,806	3,060,165
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039		734,315	805,846
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		3,380,718	3,657,217
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		4,447,990	4,913,312
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041		2,046,367	2,213,733
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041		804,599	874,427
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041		511,132	555,492
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041		1,974,754	2,142,434
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041		504,229	547,990
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		7,473,684	8,261,924
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		690,662	757,052
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		208,170	229,524
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		146,726	161,778
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		119,616	132,448
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		212,642	239,135

24

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	$95,675	$104,543
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	525,887	578,594
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,041,633	1,138,381
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,445,691	1,590,585
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,989,697	2,174,502
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,951,622	2,131,060
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	6,204,362	6,815,528
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,893,509	2,072,930
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	4,210,370	4,528,533
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	580,861	624,754
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,092,845	1,194,350
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	685,923	749,632
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,690,779	1,860,237
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	1,112,126	1,223,588

Total Mortgage-Backed Securities (Identified Cost $62,603,320)		63,995,312

Other Agencies - 5.40%
Freddie Mac, 1.00%, 6/29/2017	21,000,000	21,216,174
Freddie Mac, 3.75%, 3/27/2019	17,000,000	19,772,802
Freddie Mac, 2.375%, 1/13/2022	28,614,000	29,961,519

Total Other Agencies (Identified Cost $68,982,623)		70,950,495

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $131,585,943)		134,945,807

SHORT-TERM INVESTMENTS - 2.87%
Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.10%, (Identified Cost $37,749,176)	37,749,176	37,749,176

TOTAL INVESTMENTS - 98.64% (Identified Cost $1,233,477,267)		1,295,756,975
OTHER ASSETS, LESS LIABILITIES - 1.36%		17,917,981

NET ASSETS - 100%		$1,313,674,956

ADR - American Depository Receipt

EUR - Euro currency

MYR - Malaysian Ringgit

25

Investment Portfolio - July 31, 2012

(unaudited)

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5The rate shown is a fixed rate as of July 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $91,301,046, or 6.95%, of the Series’ net assets as of July 31, 2012.

7The coupon rate is floating and is the effective rate as of July 31, 2012.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2012.

9Rate shown is the current yield as of July 31, 2012.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,234,646,720
Unrealized appreciation	114,340,798
Unrealized depreciation	(53,230,543)

Net unrealized appreciation	$61,110,255

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$124,979,257	$110,677,728	$14,301,529	$—
Consumer Staples	72,572,859	36,935,213	35,637,646	—
Energy	90,244,428	89,015,568	1,228,860	—
Financials	87,826,085	78,128,415	9,697,670	—
Health Care	74,638,885	63,953,870	10,685,015	—
Industrials	79,374,666	55,497,886	23,876,780	—
Information Technology	165,934,216	151,380,987	14,553,229	—
Materials	53,883,501	44,302,713	9,580,788	—
Telecommunication Services	15,673,749	1,469,129	14,204,620	—
Utilities	1,169,490	465,442	704,048	—
Preferred Securities:
Financials	4,850,040	3,163,073	1,686,967	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	178,105,577	—	178,105,577	—

26

Investment Portfolio - July 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Debt:
Consumer Discretionary	$27,027,841	$—	$27,027,841	$—
Consumer Staples	3,814,838	—	3,814,838	—
Energy	13,626,208	—	13,626,208	—
Financials	119,184,064	—	119,184,064	—
Health Care	12,619,171	—	12,619,171	—
Industrials	30,535,295	—	30,535,295	—
Information Technology	5,840,221	—	5,840,221	—
Materials	18,450,257	—	18,450,257	—
Telecommunication Services	10,525,996	—	10,525,996	—
Utilities	3,977,460	—	3,977,460	—
Convertible corporate debt:
Financials	994,500	—	994,500	—
Health Care	440,350	—	440,350	—
Information Technology	556,100	—	556,100	—
Materials	1,284,937	—	1,284,937	—
Asset-backed securities	2,983,587	—	2,983,587	—
Commercial mortgage-backed securities	25,597,477	—	25,597,477	—
Foreign government bonds	25,805,511	—	25,805,511	—
Mutual funds	43,240,409	43,240,409	—	—

Total assets	$1,295,756,975	$678,230,433	$617,526,542	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

27

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 88.55%
Consumer Discretionary - 13.46%
Auto Components - 0.11%
Halla Climate Control Corp. (South Korea)[1]	9,500	$212,466
Hankook Tire Co. Ltd. (South Korea)[1]	15,270	559,717
Mando Corp. (South Korea)[1]	1,100	157,831

		930,014

Automobiles - 0.70%
Hyundai Motor Co. (South Korea)[1]	1,000	207,745
Suzuki Motor Corp. (Japan)[1]	10,200	186,368
Tesla Motors, Inc.*	11,890	326,024
Toyota Motor Corp. (Japan)[1]	5,500	210,303
Toyota Motor Corp. - ADR (Japan)	59,040	4,517,150
Yamaha Motor Co. Ltd. (Japan)[1]	26,000	219,602

		5,667,192

Distributors - 0.03%
Inchcape plc (United Kingdom)[1]	43,220	254,332

Diversified Consumer Services - 0.04%
Anhanguera Educacional Participacoes S.A. (Brazil)	24,120	342,520

Hotels, Restaurants & Leisure - 1.45%
Accor S.A. (France)[1]	129,990	4,313,770
BJ’s Restaurants, Inc.*	3,540	140,113
Carnival Corp.	207,280	6,898,278
Hyatt Hotels Corp. - Class A*	1,950	69,323
InterContinental Hotels Group plc (United Kingdom)[1]	9,320	230,256
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	19,020	173,462

		11,825,202

Household Durables - 0.15%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	66,310	69,708
DR Horton, Inc.	11,590	204,332
Lennar Corp. - Class A	8,080	236,017
LG Electronics, Inc. (South Korea)[1]	3,720	203,366
NVR, Inc.*	170	131,577
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	208,161
Toll Brothers, Inc.*	7,130	207,982

		1,261,143

Internet & Catalog Retail - 1.16%
Amazon.com, Inc.*	33,010	7,701,233
Blue Nile, Inc.*	2,020	51,874
HomeAway, Inc.*	28,130	645,865
Ocado Group plc (United Kingdom)*[1]	207,710	240,277

1

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
Shutterfly, Inc.*	24,020	$788,577

		9,427,826

Media - 8.41%
AMC Networks, Inc. - Class A*	217,590	9,434,702
British Sky Broadcasting Group plc (United Kingdom)[1]	11,360	126,716
DIRECTV - Class A*	341,000	16,934,060
Mediaset Espana Comunicacion S.A. (Spain)[1]	97,570	486,165
News Corp. - Class A	247,620	5,700,212
Reed Elsevier plc - ADR (United Kingdom)	5,125	172,661
Societe Television Francaise 1 (France)[1]	39,080	328,767
Time Warner, Inc.	394,960	15,450,835
Valassis Communications, Inc.*	7,510	169,351
Virgin Media, Inc. - ADR (United Kingdom)	376,650	10,312,677
The Walt Disney Co.	178,740	8,783,284
Wolters Kluwer N.V. (Netherlands)[1]	17,270	286,875
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	394,372

		68,580,677

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	48,350	252,265
PPR (France)[1]	1,965	293,804

		546,069

Specialty Retail - 1.30%
Aeropostale, Inc.*	11,330	223,428
American Eagle Outfitters, Inc.	14,040	292,313
Belle International Holdings Ltd. (Hong Kong)[1]	103,000	189,279
Chico’s FAS, Inc.	11,250	172,350
Dick’s Sporting Goods, Inc.	121,330	5,959,730
Group 1 Automotive, Inc.	3,230	173,613
Inditex S.A. (Spain)[1]	2,300	236,717
KOMERI Co. Ltd. (Japan)[1]	5,400	134,912
Penske Automotive Group, Inc.	6,550	156,545
Sonic Automotive, Inc. - Class A	9,350	160,072
Teavana Holdings, Inc.*	13,210	147,952
Tiffany & Co.	50,150	2,754,740

		10,601,651

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)[1]	4,050	303,760

Total Consumer Discretionary		109,740,386

2

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 7.07%
Beverages - 2.75%
Anheuser-Busch InBev N.V. (Belgium)[1]	167,520	$13,254,760
The Boston Beer Co., Inc. - Class A*	2,190	235,907
C&C Group plc (Ireland)[1]	44,110	193,755
Carlsberg A/S - Class B (Denmark)[1]	4,950	400,104
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,430	227,169
The Coca-Cola Co.	86,290	6,972,232
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,400	131,070
Diageo plc (United Kingdom)[1]	24,560	656,478
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	204,174
SABMiller plc (United Kingdom)[1]	3,200	137,975

		22,413,624

Food & Staples Retailing - 0.49%
Carrefour S.A. (France)[1]	24,970	446,808
Casino Guichard-Perrachon S.A. (France)[1]	2,880	241,525
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	309,624
Koninklijke Ahold N.V. (Netherlands)[1]	163,230	1,986,890
Raia Drogasil S.A. (Brazil)	14,500	162,888
Tesco plc (United Kingdom)[1]	171,040	851,602

		3,999,337

Food Products - 3.65%
Barry Callebaut AG (Switzerland)[1]	390	352,011
Biostime International Holdings Ltd. (Cayman Islands)[1]	33,000	73,652
BRF - Brasil Foods S.A. (Brazil)	15,610	222,891
Charoen Pokphand Foods PCL (Thailand)[1]	166,600	175,241
Danone S.A. (France)[1]	141,310	8,589,348
Flowers Foods, Inc.	8,820	188,483
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	320,310
Ingredion, Inc.	3,800	197,296
M Dias Branco S.A. (Brazil)	4,800	134,687
Nestle S.A. (Switzerland)[1]	63,880	3,924,546
Suedzucker AG (Germany)[1]	6,820	234,975
Unilever plc - ADR (United Kingdom)	422,174	15,118,051
Universal Robina Corp. (Philippines)[1]	171,130	240,305

		29,771,796

Household Products - 0.10%
Reckitt Benckiser Group plc (United Kingdom)[1]	14,820	813,283

Personal Products - 0.06%
Kao Corp. (Japan)[1]	3,900	105,403
Natura Cosmeticos S.A. (Brazil)	14,270	372,766

		478,169

3

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco - 0.02%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	$204,405

Total Consumer Staples		57,680,614

Energy - 11.76%
Energy Equipment & Services - 5.65%
Baker Hughes, Inc.	272,760	12,634,243
Bourbon S.A. (France)[1]	1,770	46,760
Calfrac Well Services Ltd. (Canada)	11,300	267,049
Cameron International Corp.*	203,210	10,215,367
CARBO Ceramics, Inc.	2,000	128,360
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,720	135,102
Gulfmark Offshore, Inc. - Class A*	2,450	88,077
Heckmann Corp.*	33,970	104,628
Hornbeck Offshore Services, Inc.*	2,190	92,747
ION Geophysical Corp.*	22,000	146,300
Key Energy Services, Inc.*	11,080	88,751
Petroleum Geo-Services ASA (Norway)[1]	14,000	204,865
Poseidon Concepts Corp. (Canada)	10,710	148,446
Schlumberger Ltd.	172,730	12,308,740
Trican Well Service Ltd. (Canada)	44,200	530,656
Weatherford International Ltd. - ADR (Switzerland)*	743,040	8,953,632

		46,093,723

Oil, Gas & Consumable Fuels - 6.11%
Apache Corp.	31,220	2,688,666
Cameco Corp. (Canada)	16,960	354,464
Chesapeake Energy Corp.	157,330	2,960,951
Cloud Peak Energy, Inc.*	10,990	181,885
Encana Corp. (Canada)	209,270	4,656,258
EOG Resources, Inc.	61,760	6,053,098
Hess Corp.	488,610	23,042,848
Pacific Rubiales Energy Corp. (Canada)	9,200	208,155
Paladin Energy Ltd. (Australia)*[2]	127,940	156,919
Petroleo Brasileiro S.A. - ADR (Brazil)	185,240	3,525,117
Range Resources Corp.	69,880	4,374,488
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	262,917
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	523,555
Statoil ASA (Norway)[1]	11,920	283,298
Talisman Energy, Inc. (Canada)	40,030	494,961

		49,767,580

Total Energy		95,861,303

4

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 10.35%
Capital Markets - 1.05%
The Charles Schwab Corp.	650,700	$8,218,341
Deutsche Bank AG (Germany)[1]	11,290	342,773

		8,561,114

Commercial Banks - 0.66%
Barclays plc (United Kingdom)[1]	88,550	230,619
BNP Paribas S.A. (France)[1]	10,210	377,156
CIT Group, Inc.*	12,690	463,439
First Commonwealth Financial Corp.	112,840	791,008
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	418,850
HSBC Holdings plc (United Kingdom)[1]	32,180	268,834
HSBC Holdings plc - ADR (United Kingdom)	14,995	626,791
ICICI Bank Ltd. - ADR (India)	18,670	646,355
Standard Chartered plc (United Kingdom)[1]	14,710	336,741
U.S. Bancorp	17,220	576,870
Wells Fargo & Co.	18,770	634,614

		5,371,277

Consumer Finance - 1.99%
American Express Co.	107,700	6,215,367
Discover Financial Services	278,070	9,999,397

		16,214,764

Diversified Financial Services - 3.99%
CME Group, Inc.	82,000	4,273,020
Deutsche Boerse AG (Germany)[1]	70,690	3,516,735
JPMorgan Chase & Co.	24,410	878,760
JSE Ltd. (South Africa)[1]	147,840	1,348,488
MarketAxess Holdings, Inc.	35,580	1,075,228
Moody’s Corp.	529,000	21,440,370

		32,532,601

Insurance - 0.56%
Admiral Group plc (United Kingdom)[1]	43,970	751,571
Allianz SE (Germany)[1]	7,740	767,876
The Allstate Corp.	19,070	654,101
AXA S.A. (France)[1]	4,615	56,071
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	76,400	677,056
Mapfre S.A. (Spain)[1]	296,900	539,859
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	519,020
Zurich Insurance Group AG (Switzerland)[1]	2,910	645,853

		4,611,407

5

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 2.03%
Alexandria Real Estate Equities, Inc.	3,800	$279,224
Alstria Office REIT AG (Germany)[1]	41,540	462,461
American Assets Trust, Inc.	3,990	103,740
American Campus Communities, Inc.	10,740	511,868
Apartment Investment & Management Co. - Class A	14,700	403,221
Associated Estates Realty Corp.	10,910	162,886
AvalonBay Communities, Inc.	1,710	251,524
BioMed Realty Trust, Inc.	34,100	641,080
Boston Properties, Inc.	3,220	357,098
Camden Property Trust	3,500	249,585
CBL & Associates Properties, Inc.	6,030	118,972
Cedar Realty Trust, Inc.	5,770	29,715
Coresite Realty Corp.	6,970	185,820
Corporate Office Properties Trust	20,750	461,895
CubeSmart	12,470	149,515
Digital Realty Trust, Inc.	34,750	2,712,933
DuPont Fabros Technology, Inc.	100,450	2,702,105
Education Realty Trust, Inc.	18,150	212,718
Equity Lifestyle Properties, Inc.	3,820	274,734
Equity One, Inc.	6,630	143,805
Equity Residential	3,720	235,513
General Growth Properties, Inc.	11,050	200,226
HCP, Inc.	7,450	351,715
Health Care REIT, Inc.	5,330	331,686
Healthcare Realty Trust, Inc.	2,240	55,014
Home Properties, Inc.	7,540	494,699
Host Hotels & Resorts, Inc.	19,393	284,689
Kimco Realty Corp.	4,410	85,951
Land Securities Group plc (United Kingdom)[1]	18,400	227,281
LTC Properties, Inc.	3,200	114,240
The Macerich Co.	1,600	93,456
Mack-Cali Realty Corp.	8,340	223,429
Mid-America Apartment Communities, Inc.	5,100	353,073
National Retail Properties, Inc.	6,590	194,405
Pebblebrook Hotel Trust	26,950	612,304
Potlatch Corp.	1,240	42,916
ProLogis, Inc.	2,960	95,697
Public Storage	950	141,503
Realty Income Corp.	5,130	211,356
Simon Property Group, Inc.	3,890	624,306
Sovran Self Storage, Inc.	6,630	378,573
Tanger Factory Outlet Centers	3,680	118,496

6

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Taubman Centers, Inc.	1,360	$105,427
UDR, Inc.	17,710	471,263
Unibail-Rodamco SE (France)[1]	440	84,369

		16,546,486

Real Estate Management & Development - 0.05%
General Shopping Brasil S.A. (Brazil)*	77,220	335,002
Thomas Properties Group, Inc.	11,440	57,658

		392,660

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	9,707	160,027

Total Financials		84,390,336

Health Care - 9.65%
Biotechnology - 1.06%
Genomic Health, Inc.*	18,000	604,260
Myriad Genetics, Inc.*	309,650	7,694,803
Protalix BioTherapeutics, Inc.*	60,970	354,845

		8,653,908

Health Care Equipment & Supplies - 3.76%
Abaxis, Inc.*	32,970	1,176,699
Alere, Inc.*	546,900	10,320,003
Becton, Dickinson and Co.	93,015	7,042,166
BioMerieux (France)[1]	9,870	839,678
DexCom, Inc.*	45,104	496,595
HeartWare International, Inc.*	8,890	793,788
Insulet Corp.*	62,200	1,216,632
MAKO Surgical Corp.*	32,360	412,266
Mindray Medical International Ltd. - ADR (China)	11,550	344,190
Neogen Corp.*	5,700	219,279
Quidel Corp.*	49,030	768,300
Sirona Dental Systems, Inc.*	15,580	673,523
Straumann Holding AG (Switzerland)[1]	1,250	167,757
Thoratec Corp.*	17,700	607,287
Volcano Corp.*	209,480	5,540,746

		30,618,909

Health Care Providers & Services - 0.39%
Amil Participacoes S.A. (Brazil)	39,510	380,215
Life Healthcare Group Holdings Ltd. (South Africa)[1]	17,040	69,047
Odontoprev S.A. (Brazil)	138,960	670,659

7

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	157,370	$2,087,374

		3,207,295

Health Care Technology - 1.96%
Allscripts Healthcare Solutions, Inc.*	570,410	5,247,772
Cerner Corp.*	133,000	9,831,360
Computer Programs & Systems, Inc.	9,340	462,330
Greenway Medical Technologies, Inc.*	32,590	446,157

		15,987,619

Life Sciences Tools & Services - 1.74%
Gerresheimer AG (Germany)[1]	6,530	305,553
Lonza Group AG (Switzerland)[1]	24,200	1,091,517
Luminex Corp.*	26,250	449,663
QIAGEN N.V. (Netherlands)*[1]	12,980	231,182
QIAGEN N.V. - ADR (Netherlands)*	416,800	7,339,848
Waters Corp.*	48,860	3,785,673
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	75,470	1,020,354

		14,223,790

Pharmaceuticals - 0.74%
AstraZeneca plc (United Kingdom)[1]	2,175	101,576
AstraZeneca plc - ADR (United Kingdom)	12,710	594,955
Bayer AG (Germany)[1]	11,706	889,105
Dr. Reddy’s Laboratories Ltd. - ADR (India)	13,570	393,801
GlaxoSmithKline plc (United Kingdom)[1]	14,755	339,507
Green Cross Corp. (South Korea)[1]	8,580	1,095,951
Novo Nordisk A/S - Class B (Denmark)[1]	2,470	380,844
Optimer Pharmaceuticals, Inc.*	40,290	550,361
Sanofi (France)[1]	1,987	162,115
Santen Pharmaceutical Co. Ltd. (Japan)[1]	3,100	131,881
Shire plc (Ireland)[1]	16,590	478,538
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	124,010
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	271,919
UCB S.A. (Belgium)[1]	10,000	500,277

		6,014,840

Total Health Care		78,706,361

Industrials - 8.70%
Aerospace & Defense - 0.03%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	6,890	247,241

Air Freight & Logistics - 0.71%
FedEx Corp.	63,190	5,706,057

8

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Air Freight & Logistics (continued)
PostNL N.V. (Netherlands)[1]	24,457	$99,456

		5,805,513

Airlines - 2.72%
Copa Holdings S.A. - ADR - Class A (Panama)	8,600	666,758
Deutsche Lufthansa AG (Germany)[1]	17,640	221,735
Ryanair Holdings plc - ADR (Ireland)*	278,770	8,212,564
Southwest Airlines Co.	1,323,857	12,166,246
Spirit Airlines, Inc.*	29,000	623,790
US Airways Group, Inc.*	26,050	298,533

		22,189,626

Commercial Services & Supplies - 0.19%
Edenred (France)[1]	33,190	874,593
Interface, Inc.	5,060	67,096
Ritchie Bros. Auctioneers, Inc. (Canada)	10,170	214,282
Tomra Systems ASA (Norway)[1]	47,870	375,959

		1,531,930

Construction & Engineering - 0.46%
MYR Group, Inc.*	17,780	290,170
Quanta Services, Inc.*	150,570	3,461,604

		3,751,774

Electrical Equipment - 0.24%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	238,389
Alstom S.A. (France)[1]	14,500	480,545
Nexans S.A. (France)[1]	2,050	89,384
Polypore International, Inc.*	16,300	605,708
Prysmian S.p.A. (Italy)[1]	17,160	274,856
Schneider Electric S.A. (France)[1]	4,200	236,808

		1,925,690

Industrial Conglomerates - 1.03%
Siemens AG (Germany)[1]	98,970	8,386,660

Machinery - 2.15%
AGCO Corp.*	5,210	228,406
Astec Industries, Inc.*	2,380	69,496
Deere & Co.	2,000	153,640
FANUC Corp. (Japan)[1]	3,500	540,359
Flowserve Corp.	59,740	7,167,605
Graham Corp.	7,830	133,501
Pall Corp.	98,620	5,267,294
Pentair, Inc.	5,510	241,503

9

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Titan International, Inc.	10,040	$207,527
Trinity Industries, Inc.	5,500	154,000
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	18,500	351,587
Wabash National Corp.*	42,100	285,438
Westport Innovations, Inc. - ADR (Canada)*	72,180	2,716,133

		17,516,489

Marine - 0.06%
Baltic Trading Ltd.	11,570	36,793
D/S Norden A/S (Denmark)[1]	8,020	196,373
Diana Shipping, Inc. - ADR (Greece)*	4,140	27,655
Mitsui OSK Lines Ltd. (Japan)[1]	14,000	42,251
Nippon Yusen Kabushiki Kaisha (Japan)[1]	22,000	48,681
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	80,000	35,383
Sinotrans Shipping Ltd. (Hong Kong)[1]	651,300	135,703

		522,839

Professional Services - 0.13%
Experian plc (Ireland)[1]	22,420	332,444
Qualicorp S.A. (Brazil)*	80,180	712,902

		1,045,346

Road & Rail - 0.80%
All America Latina Logistica S.A. (Brazil)	135,210	624,188
Norfolk Southern Corp.	79,770	5,906,969

		6,531,157

Trading Companies & Distributors - 0.06%
Fastenal Co.	2,990	128,929
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	23,400	318,364
MSC Industrial Direct Co., Inc. - Class A	960	65,981

		513,274

Transportation Infrastructure - 0.12%
Groupe Eurotunnel S.A. (France)[1]	50,030	355,415
Malaysia Airports Holdings Berhad (Malaysia)[1]	327,440	581,564

		936,979

Total Industrials		70,904,518

Information Technology - 20.01%
Communications Equipment - 4.08%
Alcatel-Lucent - ADR (France)*	380,160	418,176
Infinera Corp.*	159,640	881,213
Juniper Networks, Inc.*	799,100	14,008,223
Polycom, Inc.*	56,200	491,188

10

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Qualcomm, Inc.	81,380	$4,856,758
Riverbed Technology, Inc.*	712,480	12,568,147

		33,223,705

Computers & Peripherals - 2.59%
Apple, Inc.*	1,530	934,463
EMC Corp.*	751,660	19,701,009
Immersion Corp.*	87,850	491,081

		21,126,553

Electronic Equipment, Instruments & Components - 2.35%
Amphenol Corp. - Class A	139,380	8,206,694
Corning, Inc.	833,600	9,511,376
Hitachi Ltd. (Japan)[1]	106,000	624,917
Keyence Corp. (Japan)[1]	1,146	285,424
Rofin-Sinar Technologies, Inc.*	31,340	568,194

		19,196,605

Internet Software & Services - 3.70%
The Active Network, Inc.*	59,530	844,731
Google, Inc. - Class A*	37,069	23,463,565
LinkedIn Corp. - Class A*	38,620	3,964,343
LogMeIn, Inc.*	4,890	92,665
NHN Corp. (South Korea)[1]	2,000	484,697
Tencent Holdings Ltd. (China)[1]	31,000	920,373
Velti plc - ADR (Ireland)*	70,210	382,645

		30,153,019

IT Services - 3.99%
Amadeus IT Holding S.A. - Class A (Spain)[1]	221,180	4,775,892
Amdocs Ltd. - ADR (Guernsey)	269,830	8,027,443
Cap Gemini S.A. (France)[1]	34,680	1,265,463
Euronet Worldwide, Inc.*	40,000	731,200
Interxion Holding NV - ADR (Netherlands)*	5,090	97,983
MasterCard, Inc. - Class A	20,830	9,093,753
Sapient Corp.*	14,400	143,424
The Western Union Co.	481,000	8,383,830

		32,518,988

Semiconductors & Semiconductor Equipment - 0.18%
Samsung Electronics Co. Ltd. (South Korea)[1]	560	643,732
Sumco Corp. (Japan)*[1]	55,600	421,697
Tokyo Electron Ltd. (Japan)[1]	9,300	431,842

		1,497,271

11

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 3.12%
Autodesk, Inc.*	466,080	$15,809,434
Aveva Group plc (United Kingdom)[1]	10,950	305,846
Electronic Arts, Inc.*	691,270	7,617,795
RealPage, Inc.*	36,370	808,141
SAP AG (Germany)[1]	13,420	851,676

		25,392,892

Total Information Technology		163,109,033

Materials - 5.93%
Chemicals - 4.22%
Air Products & Chemicals, Inc.	52,440	4,217,749
BASF SE (Germany)[1]	12,950	945,414
Calgon Carbon Corp.*	22,488	311,234
Chr. Hansen Holding A/S (Denmark)[1]	5,800	165,486
Flotek Industries, Inc.*	9,360	91,447
Johnson Matthey plc (United Kingdom)[1]	11,620	396,128
Linde AG (Germany)[1]	5,330	792,737
Monsanto Co.	255,140	21,845,087
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	2,600	131,245
Syngenta AG (Switzerland)[1]	16,050	5,472,763

		34,369,290

Construction Materials - 0.05%
CRH plc (Ireland)[1]	12,010	217,969
Holcim Ltd. (Switzerland)[1]	2,710	159,479

		377,448

Metals & Mining - 1.66%
Alcoa, Inc.	1,560,850	13,220,399
Alumina Ltd. (Australia)[1]	123,840	87,174
Norsk Hydro ASA (Norway)[1]	21,070	85,574
Umicore S.A. (Belgium)[1]	3,850	170,353

		13,563,500

Total Materials		48,310,238

Telecommunication Services - 1.49%
Diversified Telecommunication Services - 1.31%
Swisscom AG - ADR (Switzerland)[4]	9,116	363,273
Telefonica S.A. - ADR (Spain)	39,010	442,763
Telenor ASA (Norway)[1]	553,990	9,367,643
Telenor ASA - ADR (Norway)[4]	9,830	499,855

		10,673,534

12

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.18%
DiGi.com Berhad (Malaysia)[1]	440,500	$623,462
MTN Group Ltd. (South Africa)[1]	7,410	133,217
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	748,425

		1,505,104

Total Telecommunication Services		12,178,638

Utilities - 0.13%
Multi-Utilities - 0.08%
E.ON AG (Germany)[1]	13,630	290,075
GDF Suez (France)[1]	4,464	99,615
National Grid plc (United Kingdom)[1]	24,670	255,895

		645,585

Water Utilities - 0.05%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	379,349

Total Utilities		1,024,934

TOTAL COMMON STOCKS (Identified Cost $694,329,451)		721,906,361

CORPORATE BONDS - 1.99%
Non-Convertible Corporate Bonds - 1.99%
Financials - 1.94%
Capital Markets - 0.41%
BNP Paribas Home Loan Covered Bonds S.A. (France)[5] , 2.20%, 11/2/2015	$2,425,000	2,466,953
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	437,252
Morgan Stanley, 5.50%, 1/26/2020	405,000	405,240

		3,309,445

Commercial Banks - 1.32%
Bank of Nova Scotia (Canada)[5] , 1.45%, 7/26/2013	970,000	979,991
Bank of Nova Scotia (Canada)[5] , 1.65%, 10/29/2015	2,425,000	2,497,750
Barclays Bank plc (United Kingdom)[5] , 2.50%, 9/21/2015	2,425,000	2,484,674
Royal Bank of Canada (Canada)[5] , 3.125%, 4/14/2015	2,135,000	2,271,213
The Toronto-Dominion Bank (Canada)[5] , 2.20%, 7/29/2015	2,425,000	2,536,065

		10,769,693

Consumer Finance - 0.05%
American Express Co., 8.125%, 5/20/2019	315,000	428,411

Diversified Financial Services - 0.16%
Bank of America Corp., 7.625%, 6/1/2019	340,000	413,658
Citigroup, Inc., 8.50%, 5/22/2019	330,000	419,002

13

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$385,000	$437,057

		1,269,717

Total Financials		15,777,266

Industrials - 0.05%
Industrial Conglomerates - 0.05%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	441,940

TOTAL CORPORATE BONDS (Identified Cost $15,443,645)		16,219,206

MUTUAL FUNDS - 0.06%
iShares S&P India Nifty 50 Index Fund	10,400	223,080
PowerShares India Portfolio	12,800	211,968

TOTAL MUTUAL FUNDS (Identified Cost $427,472)		435,048

U.S. TREASURY SECURITIES - 1.09%
U.S. Treasury Notes - 1.09%
U.S. Treasury Note, 3.125%, 10/31/2016 (Identified Cost $8,764,726)	$8,000,000	8,885,000

U.S. GOVERNMENT AGENCIES - 5.30%
Other Agencies - 5.30%
Fannie Mae, 1.25%, 1/30/2017	22,000,000	22,470,624
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,361,459
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,355,030
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,363,740
Freddie Mac, 5.25%, 4/18/2016	7,556,000	8,855,262
Freddie Mac, 6.75%, 3/15/2031	1,508,000	2,371,556
Freddie Mac, 6.25%, 7/15/2032	1,608,000	2,449,466

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $41,521,683)		43,227,137

SHORT-TERM INVESTMENTS - 2.38%

Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.10%, (Identified Cost $19,409,738)	19,409,738	19,409,738

14

Investment Portfolio - July 31, 2012

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	VALUE
TOTAL INVESTMENTS - 99.37% (Identified Cost $779,896,715)	$810,082,490
OTHER ASSETS, LESS LIABILITIES - 0.63%	5,173,266

NET ASSETS - 100%	$815,255,756

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Traded on Hong Kong exchange.

4Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $13,236,646, or 1.62%, of the Series’ net assets as of July 31, 2012.

6Rate shown is the current yield as of July 31, 2012.

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$781,943,403
Unrealized appreciation	77,484,657
Unrealized depreciation	(49,345,570)

Net unrealized appreciation	$28,139,087

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Discretionary	$109,740,386	$99,710,721	$10,029,665	$—
Consumer Staples	57,680,614	24,283,750	33,396,864	—
Energy	95,861,303	94,928,361	932,942	—
Financials	84,390,336	73,335,752	11,054,584	—
Health Care	78,706,361	69,710,449	8,995,912	—
Industrials	70,904,518	56,997,521	13,906,997	—
Information Technology	163,109,033	152,097,474	11,011,559	—
Materials	48,310,238	39,685,916	8,624,322	—

15

Investment Portfolio - July 31, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Telecommunication Services	$12,178,638	$1,191,188	$10,987,450	$—
Utilities	1,024,934	379,349	645,585	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	52,112,137	—	52,112,137	—
Corporate Debt:
Financials	15,777,266	—	15,777,266	—
Industrials	441,940	—	441,940	—
Mutual funds	19,844,786	19,844,786	—	—

Total assets	$810,082,490	$632,165,267	$177,917,223	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - July 31, 2012

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.04%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	5,178,793	$56,241,692

TOTAL INVESTMENTS - 100.04% (Identified Cost $51,163,310)		56,241,692
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(21,147)

NET ASSETS - 100%		$56,220,545

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$51,165,449
Unrealized appreciation	5,078,382
Unrealized depreciation	(2,139)

Net unrealized appreciation	$5,076,243

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$56,241,692	$56,241,692	$—	$—

Total assets	$56,241,692	$56,241,692	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.04%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	1,647,885	$17,896,026
Manning & Napier Pro-Blend® Moderate Term Series - Class I	2,601,692	27,161,665

TOTAL INVESTMENTS - 100.04% (Identified Cost $44,094,200)		45,057,691
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(18,144)

NET ASSETS - 100%		$45,039,547

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$44,095,624
Unrealized appreciation	963,491
Unrealized depreciation	(1,424)

Net unrealized appreciation	$962,067

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$45,057,691	$45,057,691	$—	$—

Total assets	$45,057,691	$45,057,691	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.00%
Manning & Napier Pro-Blend® Extended Term Series - Class I	14	$139
Manning & Napier Pro-Blend® Moderate Term Series - Class I	75	787

TOTAL INVESTMENTS - 100.00% (Identified Cost $911)		926
OTHER ASSETS, LESS LIABILITIES - 0.00%		—

NET ASSETS - 100%		$926

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$911
Unrealized appreciation	15
Unrealized depreciation	—

Net unrealized appreciation	$15

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$926	$926	$—	$—

Total assets	$926	$926	$—	$—

There were no Level 3 securities held by the Series as of June 25, 2012 (commencement of operations) or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	7,443,232	$76,144,261
Manning & Napier Pro-Blend® Moderate Term Series - Class I	4,840,841	50,538,380

TOTAL INVESTMENTS - 100.03% (Identified Cost $124,990,866)		126,682,641
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(37,238)

NET ASSETS - 100%		$126,645,403

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$125,118,403
Unrealized appreciation	1,691,775
Unrealized depreciation	(127,537)

Net unrealized appreciation	$1,564,238

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$126,682,641	$126,682,641	$—	$—

Total assets:	$126,682,641	$126,682,641	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.01%
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,888	$39,775
Manning & Napier Pro-Blend® Maximum Term Series - Class I	673	7,096

TOTAL INVESTMENTS - 100.01% (Identified Cost $45,741)		46,871
LIABILITIES, LESS OTHER ASSETS - (0.01%)		(5)

NET ASSETS - 100%		$46,866

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,741
Unrealized appreciation	1,130
Unrealized depreciation	—

Net unrealized appreciation	$1,130

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$46,871	$46,871	$—	$—

Total assets:	$46,871	$46,871	$—	$—

There were no Level 3 securities held by the Series as of June 25, 2012 (commencement of operations) or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	7,105,390	$72,688,137
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,522,308	47,710,347

TOTAL INVESTMENTS - 100.03% (Identified Cost $117,777,889)		120,398,484
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(35,286)

NET ASSETS - 100%		$120,363,198

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$118,176,623
Unrealized appreciation	2,620,595
Unrealized depreciation	(398,734)

Net unrealized appreciation	$2,221,861

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$120,398,484	$120,398,484	$—	$—

Total assets	$120,398,484	$120,398,484	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.00%
Manning & Napier Pro-Blend® Extended Term Series - Class I	29	$295
Manning & Napier Pro-Blend® Maximum Term Series - Class I	52	553

TOTAL INVESTMENTS - 100.00% (Identified Cost $825)		848
OTHER ASSETS, LESS LIABILITIES - 0.00%		—

NET ASSETS - 100%		$848

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$825
Unrealized appreciation	23
Unrealized depreciation	—

Net unrealized appreciation	$23

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$848	$848	$—	$—

Total assets	$848	$848	$—	$—

There were no Level 3 securities held by the Series as of June 25, 2012 (commencement of operations) or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Extended Term Series - Class I	746,186	$7,633,480
Manning & Napier Pro-Blend® Maximum Term Series - Class I	6,811,137	71,857,497

TOTAL INVESTMENTS - 100.03% (Identified Cost $75,880,761)		79,490,977
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(26,693)

NET ASSETS - 100%		$79,464,284

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$75,880,761
Unrealized appreciation	3,610,216
Unrealized depreciation	—

Net unrealized appreciation	$3,610,216

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$79,490,977	$79,490,977	$—	$—

Total assets	$79,490,977	$79,490,977	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.00%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	73	$775

TOTAL INVESTMENTS - 100.00% (Identified Cost $750)		775
OTHER ASSETS, LESS LIABILITIES - 0.00%		—

NET ASSETS - 100%		$775

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$750
Unrealized appreciation	25
Unrealized depreciation	—

Net unrealized appreciation	$25

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$775	$775	$—	$—

Total assets	$775	$775	$—	$—

There were no Level 3 securities held by the Series as of June 25, 2012 (commencement of operations) or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,927,648	$30,886,689

TOTAL INVESTMENTS - 100.05% (Identified Cost $29,108,624)		30,886,689
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(14,478)

NET ASSETS - 100%		$30,872,211

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$29,108,929
Unrealized appreciation	1,778,065
Unrealized depreciation	(305)

Net unrealized appreciation	$1,777,760

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$30,886,689	$30,886,689	$—	$—

Total assets	$30,886,689	$30,886,689	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2011 or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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Investment Portfolio - July 31, 2012

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

MUTUAL FUNDS - 100.00%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	59	$627

TOTAL INVESTMENTS - 100.00% (Identified Cost $602)		627
OTHER ASSETS, LESS LIABILITIES - 0.00%		—

NET ASSETS - 100%		$627

Federal Tax Information:

On July 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$602
Unrealized appreciation	25
Unrealized depreciation	—

Net unrealized appreciation	$25

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$627	$627	$—	$—

Total assets	$627	$627	$—	$—

There were no Level 3 securities held by the Series as of June 25, 2012 (commencement of operations) or July 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: September 28, 2012

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: September 28, 2012